UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

(formerly Fidelity Equity Sector
Central Investment Portfolios)

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0507 461661.1.0
1.831586.100

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Consumer Discretionary	.0031%
Actual		$ 1,000.00	$ 1,100.90	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .02
Consumer Staples	.0120%
Actual		$ 1,000.00	$ 1,097.40	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .06
Energy	.0025%
Actual		$ 1,000.00	$ 1,167.50	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Financials	.0031%
Actual		$ 1,000.00	$ 1,053.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .02
Health Care	.0099%
Actual		$ 1,000.00	$ 1,035.90	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .05
Industrials	.0028%
Actual		$ 1,000.00	$ 1,087.10	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Information Technology	.0099%
Actual		$ 1,000.00	$ 1,087.90	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .05
Materials	.0060%
Actual		$ 1,000.00	$ 1,231.50	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Telecom Services	.0061%
Actual		$ 1,000.00	$ 1,175.30	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Utilities	.0056%
Actual		$ 1,000.00	$ 1,216.30	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Federated Department Stores, Inc.	6.7	8.8
News Corp. Class A	6.2	5.7
Time Warner, Inc.	5.0	0.2
Comcast Corp. Class A	4.9	0.0
McDonald's Corp.	3.3	2.5
Target Corp.	3.1	3.2
Saks, Inc.	3.0	2.2
JCPenney Co., Inc.	2.9	3.4
McGraw-Hill Companies, Inc.	2.6	2.6
Nordstrom, Inc.	2.6	0.1
	40.3
Top Industries (% of fund's net assets)
As of March 31, 2007
Media 24.7%
Multiline Retail 20.2%
Specialty Retail 18.8%
Hotels, Restaurants & Leisure 14.6%
Textiles, Apparel & Luxury Goods 11.5%
All Others* 10.2%

As of September 30, 2006
Specialty Retail 38.1%
Multiline Retail 20.2%
Media 10.4%
Hotels, Restaurants & Leisure 9.2%
Textiles, Apparel & Luxury Goods 7.3%
All Others* 14.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Renault SA	32,500	$ 3,800,852
Toyota Motor Corp. sponsored ADR	42,400	5,433,984
		9,234,836
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 1.1%
Hewlett-Packard Co.	210,119	8,434,177
DIVERSIFIED CONSUMER SERVICES - 1.6%
Specialized Consumer Services - 1.6%
Sotheby's Class A (ltd. vtg.)	279,700	12,441,056
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Specialized Finance - 1.4%
Moody's Corp.	174,100	10,804,646
FOOD & STAPLES RETAILING - 1.1%
Food Retail - 1.0%
Tesco PLC Sponsored ADR	312,400	8,247,360
Hypermarkets & Super Centers - 0.1%
Wal-Mart de Mexico SA de CV Series V	173,100	739,124
TOTAL FOOD & STAPLES RETAILING		8,986,484
HOTELS, RESTAURANTS & LEISURE - 14.6%
Casinos & Gaming - 6.2%
Ameristar Casinos, Inc.	197,500	6,341,725
Aristocrat Leisure Ltd.	153,729	2,039,867
Bally Technologies, Inc. (a)	305,700	7,208,406
Boyd Gaming Corp.	153,400	7,307,976
International Game Technology	223,400	9,020,892
Las Vegas Sands Corp. (a)	61,300	5,309,193
Penn National Gaming, Inc. (a)	161,268	6,840,989
Wynn Resorts Ltd.	47,000	4,458,420
		48,527,468
Hotels, Resorts & Cruise Lines - 4.7%
Accor SA	132,500	12,662,115
Hilton Hotels Corp.	303,900	10,928,244
Marriott International, Inc. Class A	230,000	11,260,800
Starwood Hotels & Resorts Worldwide, Inc.	33,100	2,146,535
		36,997,694
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - 3.7%
McDonald's Corp.	574,458	$ 25,879,333
Tim Hortons, Inc.	77,529	2,358,432
Wendy's International, Inc.	36,700	1,148,710
		29,386,475
TOTAL HOTELS, RESTAURANTS & LEISURE		114,911,637
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.3%
D.R. Horton, Inc.	98,400	2,164,800
Household Appliances - 0.4%
Whirlpool Corp.	43,400	3,685,094
TOTAL HOUSEHOLD DURABLES		5,849,894
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Blue Nile, Inc. (a)	93,661	3,808,256
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	17,533	8,032,919
MEDIA - 24.7%
Advertising - 0.2%
National CineMedia, Inc.	70,000	1,869,000
Broadcasting & Cable TV - 7.5%
Clear Channel Communications, Inc.	260,500	9,127,920
Comcast Corp. Class A	1,493,950	38,768,003
Grupo Televisa SA de CV (CPO) sponsored ADR	301,300	8,978,740
Liberty Media Holding Corp. - Capital Series A (a)	17,300	1,913,207
		58,787,870
Movies & Entertainment - 12.6%
Live Nation, Inc. (a)	85,300	1,881,718
News Corp.:
Class A	2,106,324	48,698,211
Class B	75,000	1,835,250
Regal Entertainment Group Class A	5,300	105,311
The Walt Disney Co.	120,300	4,141,929
Time Warner, Inc.	2,003,800	39,514,936
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
Viacom, Inc. Class B (non-vtg.) (a)	64,700	$ 2,659,817
Warner Music Group Corp.	21,700	370,202
		99,207,374
Publishing - 4.4%
McGraw-Hill Companies, Inc.	325,900	20,492,592
R.H. Donnelley Corp.	198,800	14,092,932
		34,585,524
TOTAL MEDIA		194,449,768
MULTILINE RETAIL - 20.2%
Department Stores - 16.4%
Federated Department Stores, Inc.	1,176,500	53,001,324
JCPenney Co., Inc.	275,200	22,610,432
Nordstrom, Inc. (d)	380,600	20,148,964
Saks, Inc.	1,145,500	23,872,220
Sears Holdings Corp. (a)	52,400	9,440,384
		129,073,324
General Merchandise Stores - 3.8%
Family Dollar Stores, Inc.	199,400	5,906,228
Target Corp.	410,681	24,336,956
		30,243,184
TOTAL MULTILINE RETAIL		159,316,508
PERSONAL PRODUCTS - 1.1%
Personal Products - 1.1%
Bare Escentuals, Inc.	237,000	8,501,190
SPECIALTY RETAIL - 18.8%
Apparel Retail - 9.6%
Abercrombie & Fitch Co. Class A	80,400	6,084,672
Aeropostale, Inc. (a)	110,600	4,449,438
American Eagle Outfitters, Inc.	263,700	7,908,363
Casual Male Retail Group, Inc. (a)	253,102	2,994,197
Gymboree Corp. (a)	51,200	2,051,584
Limited Brands, Inc.	482,200	12,566,132
Ross Stores, Inc.	261,900	9,009,360
TJX Companies, Inc.	452,852	12,208,890
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
Urban Outfitters, Inc. (a)	410,900	$ 10,892,959
Zumiez, Inc. (a)	188,000	7,542,560
		75,708,155
Computer & Electronics Retail - 2.5%
Best Buy Co., Inc.	142,044	6,920,384
RadioShack Corp. (d)	481,700	13,020,351
		19,940,735
Home Improvement Retail - 1.4%
Home Depot, Inc.	191,800	7,046,732
Lowe's Companies, Inc.	123,400	3,885,866
		10,932,598
Specialty Stores - 5.3%
OfficeMax, Inc.	114,300	6,028,182
PETsMART, Inc.	111,900	3,688,224
Staples, Inc.	777,412	20,088,326
Tiffany & Co., Inc.	251,200	11,424,576
		41,229,308
TOTAL SPECIALTY RETAIL		147,810,796
TEXTILES, APPAREL & LUXURY GOODS - 11.5%
Apparel, Accessories & Luxury Goods - 6.5%
Coach, Inc. (a)	382,500	19,144,125
Luxottica Group Spa	129,900	4,137,315
Phillips-Van Heusen Corp.	137,800	8,102,640
Polo Ralph Lauren Corp. Class A	219,800	19,375,370
		50,759,450
Footwear - 5.0%
Crocs, Inc. (d)	193,600	9,147,600
Deckers Outdoor Corp. (a)	223,200	15,851,664
Iconix Brand Group, Inc. (a)	318,300	6,493,320
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	240,838	8,084,932
		39,577,516
TOTAL TEXTILES, APPAREL & LUXURY GOODS		90,336,966
TOTAL COMMON STOCKS (Cost $659,942,046)		782,919,133
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	1,487,868	$ 1,487,868
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	24,592,750	24,592,750
TOTAL MONEY MARKET FUNDS (Cost $26,080,618)		26,080,618
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $686,022,664)		808,999,751
NET OTHER ASSETS - (2.8)%		(22,173,299)
NET ASSETS - 100%		$ 786,826,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 164,876
Fidelity Securities Lending Cash Central Fund	42,880
Total	$ 207,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,192,960) - See accompanying schedule: Unaffiliated issuers (cost $659,942,046)	$ 782,919,133
Fidelity Central Funds (cost $26,080,618)	26,080,618
Total Investments (cost $686,022,664)		$ 808,999,751
Receivable for investments sold		1,762,819
Dividends receivable		775,245
Distributions receivable from Fidelity Central Funds		10,255
Other receivables		9,977
Total assets		811,558,047

Liabilities
Payable for investments purchased	$ 135,120
Other payables and accrued expenses	3,725
Collateral on securities loaned, at value	24,592,750
Total liabilities		24,731,595

Net Assets		$ 786,826,452
Net Assets consist of:
Paid in capital		$ 663,848,472
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,977,980
Net Assets, for 6,299,294 shares outstanding		$ 786,826,452
Net Asset Value, offering price and redemption price per share ($786,826,452 ÷ 6,299,294 shares)		$ 124.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,519,279
Special dividends		3,415,500
Income from Fidelity Central Funds (including $42,880 from security lending)		207,756
Total income		7,142,535

Expenses
Custodian fees and expenses	$ 12,405
Independent directors' compensation	1,271
Total expenses before reductions	13,676
Expense reductions	(1,619)	12,057
Net investment income (loss)		7,130,478
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,652,649
Foreign currency transactions	252
Total net realized gain (loss)		36,652,901
Change in net unrealized appreciation (depreciation) on: Investment securities	35,001,334
Assets and liabilities in foreign currencies	893
Total change in net unrealized appreciation (depreciation)		35,002,227
Net gain (loss)		71,655,128
Net increase (decrease) in net assets resulting from operations		$ 78,785,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,130,478	$ 1,319,851
Net realized gain (loss)	36,652,901	(4,963,159)
Change in net unrealized appreciation (depreciation)	35,002,227	104,105,847
Net increase (decrease) in net assets resulting from operations	78,785,606	100,462,539
Distributions to partners from net investment income	(7,250,975)	(1,165,958)
Affiliated share transactions Proceeds from sales of shares	2,703,529	3,714,893
Contributions in-kind	-	683,803,564
Cost of shares redeemed	(74,226,746)	-
Net increase (decrease) in net assets resulting from share transactions	(71,523,217)	687,518,457
Total increase (decrease) in net assets	11,414	786,815,038

Net Assets
Beginning of period	786,815,038	-
End of period	$ 786,826,452	$ 786,815,038
Other Information Shares
Sold	21,621	34,922
Issued for in-kind contributions	-	6,838,036
Redeemed	(595,285)	-
Net increase (decrease)	(573,664)	6,872,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.08 H	.19
Net realized and unrealized gain (loss)	10.45	14.46
Total from investment operations	11.53	14.65
Distributions to partners from net investment income	(1.10)	(.17)
Net asset value, end of period	$ 124.91	$ 114.48
Total Return B, C	10.09%	14.66%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G
Expenses net of all reductions	-% A, G	-% G
Net investment income (loss)	1.77% A, H	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 786,826	$ 786,815
Portfolio turnover rate F	107% A	15% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.52 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .92%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	17.7	10.1
PepsiCo, Inc.	9.4	8.6
The Coca-Cola Co.	8.7	5.0
Altria Group, Inc.	7.3	0.0
CVS Corp.	4.9	4.3
British American Tobacco PLC sponsored ADR	4.1	1.5
Colgate-Palmolive Co.	4.1	4.7
Wal-Mart Stores, Inc.	4.0	8.2
Nestle SA (Reg.)	3.7	10.1
Kroger Co.	2.8	4.3
	66.7
Top Industries (% of fund's net assets)
As of March 31, 2007
Beverages 28.2%
Household Products 21.8%
Food & Staples Retailing 18.9%
Food Products 14.0%
Tobacco 13.4%
All Others* 3.7%

As of September 30, 2006
Food & Staples Retailing 24.2%
Food Products 24.0%
Beverages 20.9%
Household Products 14.8%
Tobacco 12.5%
All Others* 3.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BEVERAGES - 28.2%
Brewers - 5.0%
Boston Beer Co., Inc. Class A (a)	16,400	$ 546,940
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,300	566,088
Grupo Modelo SA de CV Series C	274,800	1,406,857
Heineken NV (Bearer)	83,000	4,341,724
InBev SA	103,200	7,451,039
Molson Coors Brewing Co. Class B	101,100	9,566,082
SABMiller PLC	194,900	4,276,404
		28,155,134
Distillers & Vintners - 3.7%
Brown-Forman Corp. Class B (non-vtg.)	42,800	2,805,968
Constellation Brands, Inc. Class A (sub. vtg.)	170,900	3,619,662
Diageo PLC	402,600	8,147,618
Pernod Ricard SA	28,760	5,832,561
		20,405,809
Soft Drinks - 19.5%
Coca-Cola Femsa SA de CV sponsored ADR	61,800	2,232,216
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	100,100	4,207,203
Coca-Cola Icecek AS	166,000	1,335,632
Fomento Economico Mexicano SA de CV sponsored ADR	100	11,039
Hansen Natural Corp. (a)	100	3,788
PepsiCo, Inc.	829,100	52,697,596
The Coca-Cola Co.	1,012,800	48,614,400
		109,101,874
TOTAL BEVERAGES		157,662,817
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	120,700	1,494,266
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 7.4%
CVS Corp.	807,066	27,553,233
Rite Aid Corp.	244,000	1,407,880
Walgreen Co.	276,800	12,702,352
		41,663,465
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.1%
Sysco Corp.	140,600	$ 4,756,498
United Natural Foods, Inc. (a)	40,300	1,234,792
		5,991,290
Food Retail - 6.4%
Kroger Co. (d)	555,600	15,695,700
Safeway, Inc.	339,700	12,446,608
SUPERVALU, Inc.	71,000	2,773,970
Tesco PLC	61,900	541,141
The Great Atlantic & Pacific Tea Co. (d)	42,000	1,393,560
Whole Foods Market, Inc.	63,000	2,825,550
		35,676,529
Hypermarkets & Super Centers - 4.0%
Wal-Mart Stores, Inc.	479,508	22,512,901
TOTAL FOOD & STAPLES RETAILING		105,844,185
FOOD PRODUCTS - 14.0%
Agricultural Products - 2.7%
Archer-Daniels-Midland Co.	252,000	9,248,400
BioMar Holding AS	15,600	897,757
Bunge Ltd.	52,000	4,275,440
Nutreco Holding NV	10,000	748,716
		15,170,313
Packaged Foods & Meats - 11.3%
Cadbury Schweppes PLC sponsored ADR	34,000	1,746,580
Groupe Danone	35,800	5,848,587
Industrias Bachoco SA de CV sponsored ADR	47,000	1,362,530
Kellogg Co.	129,200	6,644,756
Koninklijke Numico NV	113,000	5,828,002
Lindt & Spruengli AG	100	2,843,920
Marine Harvest ASA (a)	1,170,000	1,374,274
Nestle SA (Reg.)	52,462	20,427,548
Smithfield Foods, Inc. (a)	47,000	1,407,650
Tyson Foods, Inc. Class A	73,800	1,432,458
Unilever PLC	471,800	14,187,026
		63,103,331
TOTAL FOOD PRODUCTS		78,273,644
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Starbucks Corp. (a)	50,000	$ 1,568,000
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	57,000	1,421,010
HOUSEHOLD PRODUCTS - 21.8%
Household Products - 21.8%
Colgate-Palmolive Co.	341,000	22,775,390
Procter & Gamble Co.	1,567,302	98,990,792
		121,766,182
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Avon Products, Inc.	338,211	12,601,742
Bare Escentuals, Inc.	38,430	1,378,484
Herbalife Ltd. (a)	6	235
		13,980,461
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Johnson & Johnson	23,100	1,392,006
TOBACCO - 13.4%
Tobacco - 13.4%
Altria Group, Inc. (a)(e)	616,000	40,588,240
British American Tobacco PLC sponsored ADR	363,300	22,902,432
Loews Corp. - Carolina Group	122,200	9,239,542
Souza Cruz Industria Comerico	118,000	2,341,723
		75,071,937
TOTAL COMMON STOCKS (Cost $495,874,820)		558,474,508
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	41,716,676	$ 41,716,676
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	3,380,750	3,380,750
TOTAL MONEY MARKET FUNDS (Cost $45,097,426)		45,097,426
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $540,972,246)		603,571,934
NET OTHER ASSETS - (8.0)%		(44,464,658)
NET ASSETS - 100%		$ 559,107,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,137
Fidelity Securities Lending Cash Central Fund	29,212
Total	$ 238,349
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.7%
United Kingdom	9.3%
Switzerland	4.2%
France	2.1%
Netherlands	1.9%
Belgium	1.3%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,322,480) - See accompanying schedule: Unaffiliated issuers (cost $495,874,820)	$ 558,474,508
Fidelity Central Funds (cost $45,097,426)	45,097,426
Total Investments (cost $540,972,246)		$ 603,571,934
Cash		5,400
Receivable for investments sold		1,928,982
Dividends receivable		1,501,814
Distributions receivable from Fidelity Central Funds		22,986
Other receivables		5,041
Total assets		607,036,157

Liabilities
Payable for investments purchased Regular delivery	$ 4,661,103
Delayed delivery	39,876,711
Other payables and accrued expenses	10,317
Collateral on securities loaned, at value	3,380,750
Total liabilities		47,928,881

Net Assets		$ 559,107,276
Net Assets consist of:
Paid in capital		$ 496,505,351
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		62,601,925
Net Assets, for 4,920,227 shares outstanding		$ 559,107,276
Net Asset Value, offering price and redemption price per share ($559,107,276 ÷ 4,920,227 shares)		$ 113.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,437,416
Interest		5,759
Income from Fidelity Central Funds (including $29,212 from security lending)		238,349
Total income		5,681,524

Expenses
Custodian fees and expenses	$ 33,791
Independent directors' compensation	895
Total expenses before reductions	34,686
Expense reductions	(1,666)	33,020
Net investment income (loss)		5,648,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,781,236
Foreign currency transactions	18,682
Total net realized gain (loss)		54,799,918
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,868,760)
Assets and liabilities in foreign currencies	2,540
Total change in net unrealized appreciation (depreciation)		(7,866,220)
Net gain (loss)		46,933,698
Net increase (decrease) in net assets resulting from operations		$ 52,582,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006, (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,648,504	$ 2,095,409
Net realized gain (loss)	54,799,918	1,124,767
Change in net unrealized appreciation (depreciation)	(7,866,220)	23,794,329
Net increase (decrease) in net assets resulting from operations	52,582,202	27,014,505
Distributions to partners from net investment income	(5,646,320)	(2,067,967)
Affiliated share transactions Proceeds from sales of shares	1,457,023	2,501,039
Contributions in-kind	-	543,141,343
Cost of shares redeemed	(58,874,738)	(999,811)
Net increase (decrease) in net assets resulting from share transactions	(57,417,715)	544,642,571
Total increase (decrease) in net assets	(10,481,833)	569,589,109

Net Assets
Beginning of period	569,589,109	-
End of period	$ 559,107,276	$ 569,589,109
Other Information Shares
Sold	12,844	23,978
Issued for in-kind contributions	-	5,431,413
Redeemed	(538,423)	(9,585)
Net increase (decrease)	(525,579)	5,445,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.09	.39
Net realized and unrealized gain (loss)	9.05	4.58
Total from investment operations	10.14	4.97
Distributions to partners from net investment income	(1.10)	(.38)
Net asset value, end of period	$ 113.63	$ 104.59
Total Return B, C	9.74%	4.97%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	.01% A	-% G
Net investment income (loss)	2.01% A	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 559,107	$ 569,589
Portfolio turnover rate F	113% A	10% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.9	7.6
Valero Energy Corp.	8.3	5.8
ConocoPhillips	6.5	7.3
Schlumberger Ltd. (NY Shares)	6.1	6.2
National Oilwell Varco, Inc.	3.9	3.5
Range Resources Corp.	3.9	0.6
Chevron Corp.	3.9	10.4
Ultra Petroleum Corp.	3.6	3.5
Noble Corp.	3.1	5.4
XTO Energy, Inc.	3.1	2.5
	52.3
Top Industries (% of fund's net assets)
As of March 31, 2007
Oil, Gas & Consumable Fuels 66.4%
Energy Equipment & Services 30.6%
Electrical Equipment 1.8%
Construction & Engineering 0.9%
All Others* 0.3%

As of September 30, 2006
Oil, Gas & Consumable Fuels 57.5%
Energy Equipment & Services 38.0%
Machinery 1.7%
Construction & Engineering 1.0%
All Others* 1.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	$ 520,444
Fluor Corp.	14,100	1,265,052
Jacobs Engineering Group, Inc. (a)	91,812	4,283,030
		6,068,526
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	7,800	269,958
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	60,852	1,402,042
Vestas Wind Systems AS (a)	184,800	10,353,359
		11,755,401
TOTAL ELECTRICAL EQUIPMENT		12,025,359
ENERGY EQUIPMENT & SERVICES - 30.6%
Oil & Gas Drilling - 12.0%
Diamond Offshore Drilling, Inc. (d)	180,080	14,577,476
GlobalSantaFe Corp.	302,274	18,644,260
Noble Corp.	261,500	20,574,820
Pride International, Inc. (a)	370,300	11,146,030
Transocean, Inc. (a)	188,900	15,433,130
		80,375,716
Oil & Gas Equipment & Services - 18.6%
Baker Hughes, Inc.	140,400	9,284,652
Cameron International Corp. (a)	54,200	3,403,218
Grant Prideco, Inc. (a)	34,900	1,739,416
Halliburton Co. (d)	290,300	9,214,122
Hanover Compressor Co. (a)	82,500	1,835,625
National Oilwell Varco, Inc. (a)	338,700	26,347,473
Oceaneering International, Inc. (a)	57,300	2,413,476
Schlumberger Ltd. (NY Shares)	588,800	40,686,080
Smith International, Inc.	268,773	12,914,543
Superior Energy Services, Inc. (a)	179,100	6,173,577
Universal Compression Holdings, Inc. (a)	26,200	1,773,216
W-H Energy Services, Inc. (a)	61,800	2,888,532
Weatherford International Ltd. (a)	122,700	5,533,770
		124,207,700
TOTAL ENERGY EQUIPMENT & SERVICES		204,583,416
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 66.4%
Coal & Consumable Fuels - 2.4%
Arch Coal, Inc.	94,700	$ 2,906,343
CONSOL Energy, Inc. (d)	171,298	6,702,891
Foundation Coal Holdings, Inc.	20,800	714,272
Peabody Energy Corp.	148,495	5,975,439
		16,298,945
Integrated Oil & Gas - 25.5%
Chevron Corp.	351,000	25,959,960
ConocoPhillips	631,700	43,176,695
Exxon Mobil Corp.	878,532	66,285,239
Hess Corp.	122,600	6,800,622
Marathon Oil Corp.	80,100	7,916,283
Occidental Petroleum Corp.	235,400	11,607,574
Petroleo Brasileiro SA Petrobras sponsored ADR	49,200	4,895,892
Suncor Energy, Inc.	43,300	3,294,708
		169,936,973
Oil & Gas Exploration & Production - 26.0%
Aurora Oil & Gas Corp. (a)	266,750	696,218
Cabot Oil & Gas Corp.	295,650	19,903,158
Canadian Natural Resources Ltd.	30,600	1,689,619
Chesapeake Energy Corp. (d)	530,900	16,394,192
EOG Resources, Inc.	284,900	20,324,766
Forest Oil Corp. (a)	20,100	670,737
Goodrich Petroleum Corp.	11,000	369,930
Mariner Energy, Inc. (a)	183,300	3,506,529
Newfield Exploration Co. (a)	44,400	1,851,924
Noble Energy, Inc.	71,500	4,264,975
Petrohawk Energy Corp. (a)	285,600	3,761,352
Plains Exploration & Production Co. (a)	286,300	12,923,582
Quicksilver Resources, Inc. (a)	220,000	8,749,400
Range Resources Corp.	783,996	26,185,466
Talisman Energy, Inc.	139,700	2,451,450
Ultra Petroleum Corp. (a)	455,400	24,195,402
W&T Offshore, Inc.	103,800	3,002,934
Western Oil Sands, Inc. Class A (a)	64,000	1,890,260
XTO Energy, Inc.	374,700	20,537,307
		173,369,201
Oil & Gas Refining & Marketing - 10.4%
Petroplus Holdings AG	8,410	598,540
Sunoco, Inc.	110,700	7,797,708
Tesoro Corp.	46,000	4,619,780
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	863,800	$ 55,706,462
Western Refining, Inc.	19,000	741,380
		69,463,870
Oil & Gas Storage & Transport - 2.1%
Williams Companies, Inc.	482,424	13,729,787
TOTAL OIL, GAS & CONSUMABLE FUELS		442,798,776
TOTAL COMMON STOCKS (Cost $589,233,116)		665,476,077
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.41% (b)	1,243,838	1,243,838
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	36,815,325	36,815,325
TOTAL MONEY MARKET FUNDS (Cost $38,059,163)		38,059,163
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $627,292,279)		703,535,240
NET OTHER ASSETS - (5.4)%		(36,268,381)
NET ASSETS - 100%		$ 667,266,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131,799
Fidelity Securities Lending Cash Central Fund	33,789
Total	$ 165,588
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.2%
Netherlands Antilles	6.1%
Cayman Islands	5.9%
Canada	5.1%
Denmark	1.6%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,740,782) - See accompanying schedule: Unaffiliated issuers (cost $589,233,116)	$ 665,476,077
Fidelity Central Funds (cost $38,059,163)	38,059,163
Total Investments (cost $627,292,279)		$ 703,535,240
Receivable for investments sold		18,725,195
Dividends receivable		346,543
Distributions receivable from Fidelity Central Funds		7,808
Other receivables		2,967
Total assets		722,617,753

Liabilities
Payable for investments purchased	$ 18,533,415
Other payables and accrued expenses	2,154
Collateral on securities loaned, at value	36,815,325
Total liabilities		55,350,894

Net Assets		$ 667,266,859
Net Assets consist of:
Paid in capital		$ 591,023,765
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,243,094
Net Assets, for 5,919,314 shares outstanding		$ 667,266,859
Net Asset Value, offering price and redemption price per share ($667,266,859 ÷ 5,919,314 shares)		$ 112.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,121,419
Special dividends		773,768
Interest		342
Income from Fidelity Central Funds (including $33,789 from security lending)		165,588
Total income		4,061,117

Expenses
Custodian fees and expenses	$ 8,031
Independent directors' compensation	1,004
Total expenses before reductions	9,035
Expense reductions	(4,992)	4,043
Net investment income (loss)		4,057,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,907,083)
Foreign currency transactions	8,466
Total net realized gain (loss)		(15,898,617)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,091,098
Assets and liabilities in foreign currencies	133
Total change in net unrealized appreciation (depreciation)		109,091,231
Net gain (loss)		93,192,614
Net increase (decrease) in net assets resulting from operations		$ 97,249,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,057,074	$ 1,797,296
Net realized gain (loss)	(15,898,617)	(2,504,782)
Change in net unrealized appreciation (depreciation)	109,091,231	(15,690,676)
Net increase (decrease) in net assets resulting from operations	97,249,688	(16,398,162)
Distributions to partners from net investment income	(4,058,263)	(1,749,579)
Affiliated share transactions Proceeds from sales of shares	2,938,756	12,599,541
Contributions in-kind	-	621,730,168
Cost of shares redeemed	(45,045,290)	-
Net increase (decrease) in net assets resulting from share transactions	(42,106,534)	634,329,709
Total increase (decrease) in net assets	51,084,891	616,181,968

Net Assets
Beginning of period	616,181,968	-
End of period	$ 667,266,859	$ 616,181,968
Other Information Shares
Sold	27,418	124,786
Issued for in-kind contributions	-	6,217,302
Redeemed	(450,192)	-
Net increase (decrease)	(422,774)	6,342,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.66 H	.29
Net realized and unrealized gain (loss)	15.58	(2.85)
Total from investment operations	16.24	(2.56)
Distributions to partners from net investment income	(.67)	(.28)
Net asset value, end of period	$ 112.73	$ 97.16
Total Return B, C	16.75%	(2.57)%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G
Expenses net of all reductions	-% A, G	-% G
Net investment income (loss)	1.27% A, H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 667,267	$ 616,182
Portfolio turnover rate F	60% A	12% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.02%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	6.2	9.1
JPMorgan Chase & Co.	5.0	5.1
Citigroup, Inc.	5.0	3.7
Bank of America Corp.	4.9	5.1
Wells Fargo & Co.	4.1	4.6
Wachovia Corp.	3.9	4.7
ACE Ltd.	3.1	4.6
Merrill Lynch & Co., Inc.	2.9	3.2
Everest Re Group Ltd.	2.7	2.8
Morgan Stanley	2.5	3.0
	40.3
Top Industries (% of fund's net assets)
As of March 31, 2007
Insurance 30.2%
Capital Markets 16.6%
Commercial Banks 16.4%
Diversified Financial Services 15.5%
Thrifts & Mortgage Finance 7.2%
All Others* 14.1%

As of September 30, 2006
Insurance 32.7%
Commercial Banks 18.3%
Capital Markets 15.3%
Diversified Financial Services 15.3%
Thrifts & Mortgage Finance 6.5%
All Others* 11.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CAPITAL MARKETS - 16.6%
Asset Management & Custody Banks - 6.0%
Affiliated Managers Group, Inc. (d)	64,800	$ 7,021,080
American Capital Strategies Ltd. (d)	165,300	7,324,443
EFG International (a)	13,820	602,649
Fortress Investment Group LLC	225,000	6,453,000
Franklin Resources, Inc.	130,300	15,744,149
Investors Financial Services Corp.	288,700	16,787,905
Julius Baer Holding AG (Bearer)	57,286	7,814,727
KKR Private Equity Investors, LP	201,900	4,896,075
State Street Corp.	310,800	20,124,300
		86,768,328
Diversified Capital Markets - 0.7%
Credit Suisse Group sponsored ADR	99,400	7,139,902
UBS AG (NY Shares)	60,900	3,619,287
		10,759,189
Investment Banking & Brokerage - 9.9%
Charles Schwab Corp.	659,300	12,058,597
E*TRADE Financial Corp.	408,200	8,662,004
Goldman Sachs Group, Inc.	104,700	21,634,161
Lazard Ltd. Class A	263,000	13,197,340
MarketAxess Holdings, Inc. (a)	211,952	3,548,076
Merrill Lynch & Co., Inc. (d)	517,146	42,235,314
Morgan Stanley	452,500	35,638,900
optionsXpress Holdings, Inc.	233,900	5,506,006
		142,480,398
TOTAL CAPITAL MARKETS		240,007,915
COMMERCIAL BANKS - 16.4%
Diversified Banks - 11.9%
Banco Bilbao Vizcaya Argentaria SA	478,700	11,752,085
ICICI Bank Ltd. sponsored ADR (d)	148,900	5,472,075
Kookmin Bank sponsored ADR (d)	31,100	2,803,665
U.S. Bancorp, Delaware	605,600	21,177,832
Unicredito Italiano Spa	1,536,100	14,619,947
Wachovia Corp.	1,021,402	56,228,180
Wells Fargo & Co.	1,731,800	59,625,874
		171,679,658
Regional Banks - 4.5%
Cathay General Bancorp	192,900	6,554,742
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Colonial Bancgroup, Inc.	294,300	$ 7,283,925
Commerce Bancorp, Inc., New Jersey	126,400	4,219,232
Nara Bancorp, Inc.	73,000	1,278,230
PNC Financial Services Group, Inc.	345,300	24,851,241
SVB Financial Group (a)	230,900	11,219,431
Wintrust Financial Corp.	125,700	5,607,477
Zions Bancorp	54,200	4,580,984
		65,595,262
TOTAL COMMERCIAL BANKS		237,274,920
CONSUMER FINANCE - 3.9%
Consumer Finance - 3.9%
American Express Co. (d)	559,000	31,527,600
Capital One Financial Corp. (d)	211,200	15,937,152
Dollar Financial Corp. (a)	331,800	8,394,540
		55,859,292
DIVERSIFIED FINANCIAL SERVICES - 15.5%
Other Diversifed Financial Services - 14.9%
Bank of America Corp.	1,383,178	70,569,742
Citigroup, Inc.	1,400,499	71,901,619
JPMorgan Chase & Co.	1,492,700	72,216,826
		214,688,187
Specialized Finance - 0.6%
CBOT Holdings, Inc. Class A (a)	29,800	5,408,700
Chicago Mercantile Exchange Holdings, Inc. Class A	6,400	3,407,744
		8,816,444
TOTAL DIVERSIFIED FINANCIAL SERVICES		223,504,631
INSURANCE - 30.2%
Insurance Brokers - 1.3%
Hilb Rogal & Hobbs Co.	152,300	7,470,315
National Financial Partners Corp. (d)	172,500	8,091,975
Willis Group Holdings Ltd.	82,100	3,249,518
		18,811,808
Life & Health Insurance - 4.7%
AFLAC, Inc.	325,300	15,308,618
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
MetLife, Inc.	502,100	$ 31,707,615
Prudential Financial, Inc.	235,800	21,283,308
		68,299,541
Multi-Line Insurance - 8.0%
American International Group, Inc. (d)	1,328,136	89,277,303
Hartford Financial Services Group, Inc.	271,480	25,948,058
		115,225,361
Property & Casualty Insurance - 8.2%
ACE Ltd.	778,840	44,440,610
Allied World Assurance Co. Holdings Ltd.	98,300	4,202,325
Aspen Insurance Holdings Ltd.	353,100	9,254,751
Axis Capital Holdings Ltd.	276,000	9,345,360
MBIA, Inc.	180,400	11,814,396
The Travelers Companies, Inc.	656,700	33,997,359
XL Capital Ltd. Class A	80,900	5,659,764
		118,714,565
Reinsurance - 8.0%
Endurance Specialty Holdings Ltd.	302,700	10,818,498
Everest Re Group Ltd.	405,700	39,016,169
IPC Holdings Ltd.	1,092,300	31,512,855
Max Re Capital Ltd.	644,100	16,411,668
Montpelier Re Holdings Ltd.	149,398	2,590,561
PartnerRe Ltd. (d)	128,300	8,793,682
Platinum Underwriters Holdings Ltd.	198,400	6,364,672
		115,508,105
TOTAL INSURANCE		436,559,380
REAL ESTATE INVESTMENT TRUSTS - 6.6%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	248,400	3,845,232
Residential REITs - 1.8%
Equity Lifestyle Properties, Inc.	150,200	8,112,302
Equity Residential (SBI)	383,700	18,505,851
		26,618,153
Retail REITs - 4.5%
Developers Diversified Realty Corp.	299,600	18,844,840
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - continued
General Growth Properties, Inc.	416,300	$ 26,880,491
Simon Property Group, Inc.	172,200	19,157,250
		64,882,581
TOTAL REAL ESTATE INVESTMENT TRUSTS		95,345,966
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	530,000	17,334,606
THRIFTS & MORTGAGE FINANCE - 7.2%
Thrifts & Mortgage Finance - 7.2%
BankUnited Financial Corp. Class A	163,300	3,463,593
Countrywide Financial Corp.	575,000	19,343,000
Fannie Mae	641,086	34,990,474
Freddie Mac	397,400	23,641,326
Hudson City Bancorp, Inc.	751,300	10,277,784
MGIC Investment Corp.	97,825	5,763,849
Radian Group, Inc.	39,900	2,189,712
Washington Mutual, Inc.	107,900	4,357,002
		104,026,740
TOTAL COMMON STOCKS (Cost $1,205,472,414)		1,409,913,450
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 5.41% (b)	35,041,957	35,041,957
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	94,585,325	94,585,325
TOTAL MONEY MARKET FUNDS (Cost $129,627,282)		129,627,282
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,335,099,696)		1,539,540,732
NET OTHER ASSETS - (6.6)%		(94,886,990)
NET ASSETS - 100%		$ 1,444,653,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 288,147
Fidelity Securities Lending Cash Central Fund	79,979
Total	$ 368,126
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.2%
Bermuda	10.6%
Cayman Islands	3.1%
Switzerland	1.2%
Japan	1.2%
Italy	1.0%
Others (individually less than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,223,961) - See accompanying schedule: Unaffiliated issuers (cost $1,205,472,414)	$ 1,409,913,450
Fidelity Central Funds (cost $129,627,282)	129,627,282
Total Investments (cost $1,335,099,696)		$ 1,539,540,732
Receivable for investments sold		2,016,510
Dividends receivable		1,879,780
Distributions receivable from Fidelity Central Funds		148,305
Other receivables		10,832
Total assets		1,543,596,159

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	4,350,951
Other payables and accrued expenses	6,140
Collateral on securities loaned, at value	94,585,325
Total liabilities		98,942,417

Net Assets		$ 1,444,653,742
Net Assets consist of:
Paid in capital		$ 1,240,212,756
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		204,440,986
Net Assets, for 12,837,083 shares outstanding		$ 1,444,653,742
Net Asset Value, offering price and redemption price per share ($1,444,653,742 ÷ 12,837,083 shares)		$ 112.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 15,506,609
Interest		701
Income from Fidelity Central Funds (including $79,979 from security lending)		368,126
Total income		15,875,436

Expenses
Custodian fees and expenses	$ 23,780
Independent directors' compensation	2,437
Total expenses before reductions	26,217
Expense reductions	(2,437)	23,780
Net investment income (loss)		15,851,656
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,872,397
Foreign currency transactions	23,872
Total net realized gain (loss)		32,896,269
Change in net unrealized appreciation (depreciation) on: Investment securities	34,371,665
Assets and liabilities in foreign currencies	871
Total change in net unrealized appreciation (depreciation)		34,372,536
Net gain (loss)		67,268,805
Net increase (decrease) in net assets resulting from operations		$ 83,120,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,851,656	$ 6,796,019
Net realized gain (loss)	32,896,269	913,237
Change in net unrealized appreciation (depreciation)	34,372,536	113,416,378
Net increase (decrease) in net assets resulting from operations	83,120,461	121,125,634
Distributions to partners from net investment income	(15,543,284)	(6,625,824)
Affiliated share transactions Proceeds from sales of shares	3,735,422	-
Contributions in-kind	-	1,460,461,183
Cost of shares redeemed	(158,126,864)	(43,492,986)
Net increase (decrease) in net assets resulting from share transactions	(154,391,442)	1,416,968,197
Total increase (decrease) in net assets	(86,814,265)	1,531,468,007

Net Assets
Beginning of period	1,531,468,007	-
End of period	$ 1,444,653,742	$ 1,531,468,007
Other Information Shares
Sold	33,189	-
Issued for in-kind contributions	-	14,604,612
Redeemed	(1,381,186)	(419,532)
Net increase (decrease)	(1,347,997)	14,185,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.17	.47
Net realized and unrealized gain (loss)	4.57	7.95
Total from investment operations	5.74	8.42
Distributions to partners from net investment income	(1.16)	(.46)
Net asset value, end of period	$ 112.54	$ 107.96
Total Return B, C	5.32%	8.43%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G
Expenses net of all reductions	-% A, G	-% G
Net investment income (loss)	2.07% A	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444,654	$ 1,531,468
Portfolio turnover rate F	34% A	4% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	8.1	10.5
Pfizer, Inc.	6.6	12.2
Merck & Co., Inc.	6.4	5.8
UnitedHealth Group, Inc.	6.1	5.0
Amgen, Inc.	3.9	4.0
Allergan, Inc.	3.2	2.8
Wyeth	3.0	3.9
Gilead Sciences, Inc.	2.2	1.2
Brookdale Senior Living, Inc.	2.1	1.7
McKesson Corp.	2.1	1.3
	43.7
Top Industries (% of fund's net assets)
As of March 31, 2007
Pharmaceuticals 34.9%
Health Care Providers & Services 23.8%
Biotechnology 14.0%
Health Care Equipment & Supplies 12.1%
Life Sciences Tools & Services 2.8%
All Others* 12.4%

As of September 30, 2006
Pharmaceuticals 45.0%
Health Care Providers & Services 22.6%
Biotechnology 12.0%
Health Care Equipment & Supplies 10.4%
Life Sciences Tools & Services 1.9%
All Others* 8.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 14.0%
Biotechnology - 14.0%
3SBio, Inc. ADR	160,100	$ 1,764,302
Acadia Pharmaceuticals, Inc. (a)	45,800	687,916
Alexion Pharmaceuticals, Inc. (a)	3,700	159,988
Alnylam Pharmaceuticals, Inc. (a)	75,900	1,366,200
Altus Pharmaceuticals, Inc. (a)	20,100	305,922
Amgen, Inc. (a)	545,640	30,490,363
Amylin Pharmaceuticals, Inc. (a)	65,900	2,462,024
Arena Pharmaceuticals, Inc. (a)	27,700	300,822
Biogen Idec, Inc. (a)	130,632	5,797,448
Celgene Corp. (a)	183,000	9,600,180
Cephalon, Inc. (a)	10,700	761,947
Cleveland Biolabs, Inc. (d)	14,000	123,340
CSL Ltd.	50,200	3,345,607
CytRx Corp. (a)	188,500	884,065
deCODE genetics, Inc. (a)(d)	199,100	726,715
Dyadic International, Inc. (a)(d)	65,000	410,800
Genentech, Inc. (a)	59,200	4,861,504
Genmab AS (a)	6,600	402,302
Genomic Health, Inc. (a)	10,000	173,400
Gilead Sciences, Inc. (a)	228,900	17,510,850
GTx, Inc. (a)	48,800	995,520
Human Genome Sciences, Inc. (a)	67,600	717,912
Isis Pharmaceuticals, Inc. (a)	121,800	1,129,086
LifeCell Corp. (a)	32,100	801,537
MannKind Corp. (a)	9,100	130,130
Medarex, Inc. (a)	129,200	1,671,848
MedImmune, Inc. (a)	44,200	1,608,438
Memory Pharmaceuticals Corp. (a)	194,400	326,592
Molecular Insight Pharmaceuticals, Inc.	92,300	1,096,524
Omrix Biopharmaceuticals, Inc.	28,600	1,094,522
ONYX Pharmaceuticals, Inc. (a)	15,700	389,988
Orchid Cellmark, Inc. (a)	1,200	7,500
OSI Pharmaceuticals, Inc. (a)(d)	382,100	12,609,300
Regeneron Pharmaceuticals, Inc. (a)	5,300	114,586
Tercica, Inc. (a)(d)	95,400	559,044
Theravance, Inc. (a)	105,200	3,103,400
Transition Therapeutics, Inc. (a)	314,500	435,841
Vanda Pharmaceuticals, Inc. (d)	48,100	1,171,716
Vertex Pharmaceuticals, Inc. (a)	28,900	810,356
		110,909,535
Common Stocks - continued
	Shares	Value
CAPITAL MARKETS - 1.0%
Asset Management & Custody Banks - 1.0%
Fortress Investment Group LLC	268,100	$ 7,689,108
CHEMICALS - 2.4%
Diversified Chemicals - 0.8%
Bayer AG sponsored ADR	94,400	6,038,768
Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc.	20,700	795,154
Fertilizantes Fosfatados SA (PN)	40,400	938,625
Monsanto Co.	122,000	6,705,120
Potash Corp. of Saskatchewan, Inc.	10,000	1,599,300
Syngenta AG sponsored ADR	21,500	818,075
		10,856,274
Specialty Chemicals - 0.2%
Ecolab, Inc.	18,900	812,700
Novozymes AS Series B	5,000	447,301
Sigma Aldrich Corp.	16,500	685,080
		1,945,081
TOTAL CHEMICALS		18,840,123
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.2%
FTI Consulting, Inc. (a)	56,600	1,901,194
Environmental & Facility Services - 0.1%
Clean Harbors, Inc.	15,700	709,954
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,611,148
CONTAINERS & PACKAGING - 0.1%
Metal & Glass Containers - 0.1%
Ess Dee Aluminium Ltd.	57,872	367,462
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
CVS Corp.	128,032	4,371,012
FOOD PRODUCTS - 2.2%
Agricultural Products - 0.4%
BioMar Holding AS	15,350	883,370
Nutreco Holding NV	35,500	2,657,941
		3,541,311
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - 1.8%
Cermaq ASA	137,500	$ 2,578,676
China Mengniu Dairy Co. Ltd.	274,000	783,759
Groupe Danone	21,400	3,496,082
Groupe Danone sponsored ADR	15,000	535,800
Koninklijke Numico NV	47,500	2,449,824
Leroy Seafood Group ASA	11,600	251,896
Marine Harvest ASA (a)	2,225,000	2,613,470
Synear Food Holdings Ltd.	625,000	823,940
Want Want Holdings Ltd.	265,000	516,750
		14,050,197
TOTAL FOOD PRODUCTS		17,591,508
HEALTH CARE EQUIPMENT & SUPPLIES - 12.1%
Health Care Equipment - 10.1%
Advanced Medical Optics, Inc. (a)	24,900	926,280
American Medical Systems Holdings, Inc. (a)	41,400	876,438
ArthroCare Corp. (a)	65,703	2,367,936
Aspect Medical Systems, Inc. (a)	154,140	2,403,043
Baxter International, Inc.	277,200	14,600,124
Becton, Dickinson & Co.	167,400	12,871,386
Biosite, Inc. (a)	28,200	2,367,954
C.R. Bard, Inc.	191,600	15,234,116
China Medical Technologies, Inc. sponsored ADR (a)(d)	48,800	1,125,816
Cytyc Corp. (a)	26,500	906,565
Electro-Optical Sciences, Inc. (a)	22,800	117,420
Gen-Probe, Inc. (a)	23,000	1,082,840
Hologic, Inc. (a)	43,700	2,518,868
I-Flow Corp. (a)	15,500	228,470
Intuitive Surgical, Inc. (a)	13,400	1,629,038
Invacare Corp.	32,100	559,824
IRIS International, Inc. (a)	31,600	440,820
Kyphon, Inc. (a)	81,500	3,678,910
Mindray Medical International Ltd. sponsored ADR	148,600	3,538,166
Respironics, Inc. (a)	88,500	3,716,115
SenoRx, Inc.	68,200	558,558
Sirona Dental Systems, Inc.	35,500	1,223,330
St. Jude Medical, Inc. (a)	88,600	3,332,246
The Spectranetics Corp. (a)	65,000	695,500
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Thermogenesis Corp. (a)	95,000	$ 345,800
Varian Medical Systems, Inc. (a)	52,100	2,484,649
		79,830,212
Health Care Supplies - 2.0%
Align Technology, Inc. (a)	57,000	904,020
Cooper Companies, Inc.	25,800	1,254,396
DJO, Inc. (a)	57,300	2,171,670
Inverness Medical Innovations, Inc. (a)	212,000	9,281,360
Merit Medical Systems, Inc. (a)	75,000	941,250
Shandong Weigao Group Medical Polymer Co. Ltd.	296,000	493,996
West Pharmaceutical Services, Inc.	9,000	417,870
		15,464,562
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		95,294,774
HEALTH CARE PROVIDERS & SERVICES - 23.8%
Health Care Distributors & Services - 4.3%
Cardinal Health, Inc.	132,400	9,658,580
Henry Schein, Inc. (a)	25,400	1,401,572
McKesson Corp.	288,300	16,877,082
MWI Veterinary Supply, Inc. (a)	22,100	729,300
Profarma Distribuidora de Produtos Farmaceuticos SA	316,000	5,191,210
		33,857,744
Health Care Facilities - 4.4%
Acibadem Saglik Hizmetleri AS	208,000	2,331,035
Apollo Hospitals Enterprise Ltd.	130,000	1,491,931
Bangkok Dusit Medical Service PCL (For. Reg.)	400,000	402,857
Brookdale Senior Living, Inc.	378,000	16,881,480
Bumrungrad Hospital PCL (For. Reg.)	2,169,800	2,464,273
Capital Senior Living Corp. (a)	185,000	2,147,850
Community Health Systems, Inc. (a)	46,700	1,646,175
Emeritus Corp. (a)	45,100	1,522,125
Five Star Quality Care, Inc. (a)(d)	69,100	710,348
Sun Healthcare Group, Inc. (a)	216,500	2,673,775
VCA Antech, Inc. (a)	72,400	2,628,844
		34,900,693
Health Care Services - 6.0%
Cross Country Healthcare, Inc. (a)	11,100	202,353
Diagnosticos da America SA (a)	579,500	12,790,513
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Express Scripts, Inc. (a)	192,300	$ 15,522,456
Health Grades, Inc. (a)	423,600	2,660,208
HMS Holdings Corp. (a)	87,000	1,905,300
Laboratory Corp. of America Holdings (a)	14,500	1,053,135
Medco Health Solutions, Inc. (a)	81,900	5,940,207
Nighthawk Radiology Holdings, Inc.	162,000	2,946,780
Omnicare, Inc.	85,700	3,408,289
Rural/Metro Corp. (a)	150,100	1,133,255
		47,562,496
Managed Health Care - 9.1%
Health Net, Inc. (a)	78,400	4,218,704
Healthspring, Inc.	20,800	489,840
Humana, Inc. (a)	145,400	8,436,108
Sierra Health Services, Inc. (a)	44,000	1,811,480
UnitedHealth Group, Inc.	911,300	48,271,561
WellPoint, Inc. (a)	109,800	8,904,780
		72,132,473
TOTAL HEALTH CARE PROVIDERS & SERVICES		188,453,406
HEALTH CARE TECHNOLOGY - 1.6%
Health Care Technology - 1.6%
Cerner Corp. (a)	109,300	5,951,385
Eclipsys Corp. (a)	103,900	2,002,153
Emdeon Corp. (a)	264,600	4,003,398
Vital Images, Inc. (a)	4,400	146,344
WebMD Health Corp. Class A (a)	15,300	805,239
		12,908,519
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)(d)	47,800	2,457,398
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Ltd.	8,900	280,795
INSURANCE - 0.9%
Insurance Brokers - 0.0%
eHealth, Inc.	600	14,130
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 0.9%
Prudential Financial, Inc.	23,600	$ 2,130,136
Universal American Financial Corp. (a)	273,829	5,306,806
		7,436,942
TOTAL INSURANCE		7,451,072
LIFE SCIENCES TOOLS & SERVICES - 2.8%
Life Sciences Tools & Services - 2.8%
Advanced Magnetics, Inc. (a)	19,100	1,151,157
Bio-Rad Laboratories, Inc. Class A (a)	7,900	551,736
Covance, Inc. (a)	26,900	1,596,246
Exelixis, Inc. (a)	104,900	1,042,706
Illumina, Inc. (a)	54,600	1,599,780
Millipore Corp. (a)	65,400	4,739,538
PerkinElmer, Inc.	61,000	1,477,420
Pharmaceutical Product Development, Inc.	43,600	1,468,884
PRA International (a)	27,700	597,212
QIAGEN NV (a)	82,200	1,412,196
Techne Corp. (a)	4,100	234,110
Thermo Fisher Scientific, Inc. (a)	134,600	6,292,550
		22,163,535
MULTI-UTILITIES - 0.2%
Multi-Utilities - 0.2%
Veolia Environnement sponsored ADR	22,800	1,694,496
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Hengan International Group Co. Ltd.	2,070,000	6,066,807
PHARMACEUTICALS - 34.9%
Pharmaceuticals - 34.9%
Abbott Laboratories	11,000	613,800
Adams Respiratory Therapeutics, Inc. (a)(d)	172,400	5,797,812
Allergan, Inc.	231,600	25,665,912
Alpharma, Inc. Class A	13,200	317,856
Barr Pharmaceuticals, Inc. (a)	117,300	5,436,855
BioMimetic Therapeutics, Inc.	49,000	810,460
Bristol-Myers Squibb Co.	217,200	6,029,472
Cadence Pharmaceuticals, Inc.	5,500	81,400
Collagenex Pharmaceuticals, Inc. (a)	83,600	1,129,436
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Eczacibasi ILAC Sanayi TAS (a)	95,000	$ 440,194
Elan Corp. PLC sponsored ADR (a)	30,000	398,700
Endo Pharmaceuticals Holdings, Inc. (a)	55,300	1,625,820
Inspire Pharmaceuticals, Inc. (a)	123,000	701,100
Javelin Pharmaceuticals, Inc. (a)	120,915	717,026
Johnson & Johnson	1,067,000	64,297,423
Merck & Co., Inc.	1,146,000	50,618,820
Nastech Pharmaceutical Co., Inc. (a)	108,400	1,169,636
Nexmed, Inc. (a)	634,600	780,558
Pfizer, Inc.	2,078,400	52,500,384
Roche Holding AG (participation certificate)	44,337	7,843,060
Schering-Plough Corp.	603,100	15,385,081
Shire PLC	18,600	383,955
Shire PLC sponsored ADR	102,800	6,363,320
Valeant Pharmaceuticals International	37,900	655,291
Wyeth	474,800	23,754,244
Xenoport, Inc. (a)	74,400	2,072,784
		275,590,399
SOFTWARE - 0.3%
Systems Software - 0.3%
Quality Systems, Inc.	57,900	2,316,000
TOTAL COMMON STOCKS (Cost $709,105,923)		777,057,097
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 5.41% (b)	6,460,482	6,460,482
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	10,612,343	10,612,343
TOTAL MONEY MARKET FUNDS (Cost $17,072,825)		17,072,825
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $726,178,748)		794,129,922
NET OTHER ASSETS - (0.5)%		(3,685,398)
NET ASSETS - 100%		$ 790,444,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 586,697
Fidelity Securities Lending Cash Central Fund	85,115
Total	$ 671,812
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Brazil	2.4%
Cayman Islands	1.1%
Switzerland	1.1%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,378,263) - See accompanying schedule: Unaffiliated issuers (cost $709,105,923)	$ 777,057,097
Fidelity Central Funds (cost $17,072,825)	17,072,825
Total Investments (cost $726,178,748)		$ 794,129,922
Foreign currency held at value (cost $14)		14
Receivable for investments sold		22,718,131
Dividends receivable		866,702
Distributions receivable from Fidelity Central Funds		33,217
Other receivables		6,027
Total assets		817,754,013

Liabilities
Payable to custodian bank	$ 79,670
Payable for investments purchased	16,584,949
Other payables and accrued expenses	32,527
Collateral on securities loaned, at value	10,612,343
Total liabilities		27,309,489

Net Assets		$ 790,444,524
Net Assets consist of:
Paid in capital		$ 722,513,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,931,028
Net Assets, for 7,245,623 shares outstanding		$ 790,444,524
Net Asset Value, offering price and redemption price per share ($790,444,524 ÷ 7,245,623 shares)		$ 109.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 5,295,468
Interest		1,482
Income from Fidelity Central Funds (including $85,115 from security lending)		671,812
Total income		5,968,762

Expenses
Custodian fees and expenses	$ 41,209
Independent directors' compensation	1,335
Total expenses before reductions	42,544
Expense reductions	(3,298)	39,246
Net investment income (loss)		5,929,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,469,301
Foreign currency transactions	(95,212)
Total net realized gain (loss)		6,374,089
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $20,147)	18,439,338
Assets and liabilities in foreign currencies	2,955
Total change in net unrealized appreciation (depreciation)		18,442,293
Net gain (loss)		24,816,382
Net increase (decrease) in net assets resulting from operations		$ 30,745,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,929,516	$ 2,813,206
Net realized gain (loss)	6,374,089	(1,159,476)
Change in net unrealized appreciation (depreciation)	18,442,293	50,297,408
Net increase (decrease) in net assets resulting from operations	30,745,898	51,951,138
Distributions to partners from net investment income	(6,604,349)	(2,714,329)
Affiliated share transactions Proceeds from sales of shares	2,058,559	17,303,311
Contributions in-kind	-	793,926,251
Cost of shares redeemed	(96,221,955)	-
Net increase (decrease) in net assets resulting from share transactions	(94,163,396)	811,229,562
Total increase (decrease) in net assets	(70,021,847)	860,466,371

Net Assets
Beginning of period	860,466,371	-
End of period	$ 790,444,524	$ 860,466,371
Other Information Shares
Sold	18,898	166,443
Issued for in-kind contributions	-	7,939,263
Redeemed	(878,981)	-
Net increase (decrease)	(860,083)	8,105,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.77	.35
Net realized and unrealized gain (loss)	3.03	6.15
Total from investment operations	3.80	6.50
Distributions to partners from net investment income	(.87)	(.34)
Net asset value, end of period	$ 109.09	$ 106.16
Total Return B, C	3.59%	6.50%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	.01% A	-% G
Net investment income (loss)	1.42% A	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,445	$ 860,466
Portfolio turnover rate F	110% A	27% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	17.1	24.1
United Technologies Corp.	7.5	7.9
Honeywell International, Inc.	5.6	5.2
Tyco International Ltd.	5.0	5.0
Danaher Corp.	3.4	4.3
United Parcel Service, Inc. Class B	3.3	0.0
Emerson Electric Co.	3.2	2.1
Burlington Northern Santa Fe Corp.	2.6	2.9
Illinois Tool Works, Inc.	2.6	2.4
Raytheon Co.	2.3	2.2
	52.6
Top Industries (% of fund's net assets)
As of March 31, 2007
Industrial Conglomerates 23.4%
Aerospace & Defense 18.5%
Machinery 12.0%
Road & Rail 7.5%
Electrical Equipment 7.1%
All Others* 31.5%

As of September 30, 2006
Industrial Conglomerates 34.5%
Aerospace & Defense 18.3%
Machinery 12.8%
Road & Rail 10.3%
Electrical Equipment 7.4%
All Others* 16.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
DRS Technologies, Inc.	69,500	$ 3,625,815
General Dynamics Corp.	194,000	14,821,600
Goodrich Corp.	94,000	4,839,120
Honeywell International, Inc.	898,670	41,392,740
Raytheon Co.	321,200	16,850,152
United Technologies Corp.	849,300	55,204,500
		136,733,927
AIR FREIGHT & LOGISTICS - 4.9%
Air Freight & Logistics - 4.9%
C.H. Robinson Worldwide, Inc.	157,600	7,525,400
Hub Group, Inc. Class A	60,870	1,764,621
United Parcel Service, Inc. Class B	342,600	24,016,260
UTI Worldwide, Inc.	106,300	2,612,854
		35,919,135
AIRLINES - 1.5%
Airlines - 1.5%
AirTran Holdings, Inc. (a)(d)	134,300	1,379,261
UAL Corp. (a)	129,300	4,935,381
US Airways Group, Inc. (a)	104,999	4,775,355
		11,089,997
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	59,000	5,582,580
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Renault SA	44,900	5,251,023
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Armstrong World Industries, Inc. (a)	82,200	4,179,870
Masco Corp.	326,100	8,935,140
		13,115,010
CHEMICALS - 1.7%
Industrial Gases - 1.2%
Airgas, Inc.	214,400	9,036,960
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - 0.5%
Minerals Technologies, Inc.	62,198	$ 3,866,228
TOTAL CHEMICALS		12,903,188
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Commercial & Professional Services - 2.5%
Cintas Corp.	189,700	6,848,170
The Brink's Co.	185,636	11,778,604
		18,626,774
Environmental & Facility Services - 2.5%
Allied Waste Industries, Inc.	591,100	7,441,949
Waste Management, Inc.	320,800	11,038,728
		18,480,677
TOTAL COMMERCIAL SERVICES & SUPPLIES		37,107,451
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Harris Corp.	73,900	3,765,205
CONSTRUCTION & ENGINEERING - 5.5%
Construction & Engineering - 5.5%
Chicago Bridge & Iron Co. NV (NY Shares)	120,775	3,713,831
Fluor Corp.	109,800	9,851,256
Foster Wheeler Ltd. (a)	104,200	6,084,238
Granite Construction, Inc.	65,400	3,614,004
Jacobs Engineering Group, Inc. (a)	147,188	6,866,320
Shaw Group, Inc. (a)	343,700	10,747,499
		40,877,148
ELECTRICAL EQUIPMENT - 7.1%
Electrical Components & Equipment - 5.6%
AMETEK, Inc.	158,050	5,459,047
Cooper Industries Ltd. Class A	284,200	12,786,158
Emerson Electric Co.	542,000	23,354,780
		41,599,985
Heavy Electrical Equipment - 1.5%
ABB Ltd. sponsored ADR	630,900	10,838,862
TOTAL ELECTRICAL EQUIPMENT		52,438,847
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 1.1%
Home Furnishings - 0.6%
Leggett & Platt, Inc.	190,000	$ 4,307,300
Household Appliances - 0.5%
Black & Decker Corp.	42,800	3,493,336
TOTAL HOUSEHOLD DURABLES		7,800,636
INDUSTRIAL CONGLOMERATES - 23.4%
Industrial Conglomerates - 23.4%
General Electric Co.	3,566,696	126,118,371
Textron, Inc.	107,575	9,660,235
Tyco International Ltd.	1,172,700	36,998,685
		172,777,291
MACHINERY - 12.0%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Oshkosh Truck Co.	106,192	5,628,176
Industrial Machinery - 11.2%
Danaher Corp.	351,200	25,093,240
Dover Corp.	253,000	12,348,930
Flowserve Corp.	83,800	4,792,522
IDEX Corp.	123,900	6,304,032
Illinois Tool Works, Inc. (d)	374,800	19,339,680
ITT Corp.	130,200	7,853,664
SPX Corp.	101,800	7,146,360
		82,878,428
TOTAL MACHINERY		88,506,604
MARINE - 0.6%
Marine - 0.6%
Kirby Corp. (a)	129,300	4,522,914
METALS & MINING - 3.6%
Aluminum - 0.6%
Alcoa, Inc.	141,700	4,803,630
Steel - 3.0%
Arcelor Mittal	117,200	6,198,708
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Carpenter Technology Corp.	48,500	$ 5,856,860
Reliance Steel & Aluminum Co.	207,700	10,052,680
		22,108,248
TOTAL METALS & MINING		26,911,878
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Massey Energy Co. (d)	154,100	3,696,859
Peabody Energy Corp.	124,000	4,989,760
		8,686,619
ROAD & RAIL - 7.5%
Railroads - 4.6%
Burlington Northern Santa Fe Corp.	243,200	19,560,576
Union Pacific Corp.	145,300	14,755,215
		34,315,791
Trucking - 2.9%
Con-way, Inc.	93,900	4,679,976
Knight Transportation, Inc. (d)	145,500	2,592,810
Landstar System, Inc.	232,900	10,676,136
Old Dominion Freight Lines, Inc. (a)	117,742	3,392,147
		21,341,069
TOTAL ROAD & RAIL		55,656,860
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
UAP Holding Corp.	148,112	3,828,695
WESCO International, Inc. (a)	76,400	4,796,392
		8,625,087
TOTAL COMMON STOCKS (Cost $672,669,373)		728,271,400
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	2,643,402	$ 2,643,402
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	17,266,225	17,266,225
TOTAL MONEY MARKET FUNDS (Cost $19,909,627)		19,909,627
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $692,579,000)		748,181,027
NET OTHER ASSETS - (1.3)%		(9,774,797)
NET ASSETS - 100%		$ 738,406,230
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,233
Fidelity Securities Lending Cash Central Fund	36,679
Total	$ 262,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,889,929) - See accompanying schedule: Unaffiliated issuers (cost $672,669,373)	$ 728,271,400
Fidelity Central Funds (cost $19,909,627)	19,909,627
Total Investments (cost $692,579,000)		$ 748,181,027
Receivable for investments sold		13,290,604
Dividends receivable		1,695,122
Distributions receivable from Fidelity Central Funds		22,732
Other receivables		4,303
Total assets		763,193,788

Liabilities
Payable for investments purchased	$ 7,518,508
Other payables and accrued expenses	2,825
Collateral on securities loaned, at value	17,266,225
Total liabilities		24,787,558

Net Assets		$ 738,406,230
Net Assets consist of:
Paid in capital		$ 682,804,203
Net unrealized appreciation (depreciation) on investments		55,602,027
Net Assets, for 6,425,416 shares outstanding		$ 738,406,230
Net Asset Value, offering price and redemption price per share ($738,406,230 ÷ 6,425,416 shares)		$ 114.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 6,500,036
Interest		22
Income from Fidelity Central Funds (including $36,679 from security lending)		262,912
Total income		6,762,970

Expenses
Custodian fees and expenses	$ 10,517
Independent directors' compensation	1,205
Total expenses before reductions	11,722
Expense reductions	(1,205)	10,517
Net investment income (loss)		6,752,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,131,373
Foreign currency transactions	(27,580)
Total net realized gain (loss)		12,103,793
Change in net unrealized appreciation (depreciation) on investment securities		44,559,021
Net gain (loss)		56,662,814
Net increase (decrease) in net assets resulting from operations		$ 63,415,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,752,453	$ 2,947,704
Net realized gain (loss)	12,103,793	(4,493,149)
Change in net unrealized appreciation (depreciation)	44,559,021	51,229,209
Net increase (decrease) in net assets resulting from operations	63,415,267	49,683,764
Distributions to partners from net investment income	(6,555,549)	(2,892,297)
Affiliated share transactions Proceeds from sales of shares	2,237,664	-
Contributions in-kind	-	706,294,061
Cost of shares redeemed	(72,391,688)	(1,384,992)
Net increase (decrease) in net assets resulting from share transactions	(70,154,024)	704,909,069
Total increase (decrease) in net assets	(13,294,306)	751,700,536

Net Assets
Beginning of period	751,700,536	-
End of period	$ 738,406,230	$ 751,700,536
Other Information Shares
Sold	19,451	-
Issued for in-kind contributions	-	7,062,942
Redeemed	(643,482)	(13,495)
Net increase (decrease)	(624,031)	7,049,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.01	.42
Net realized and unrealized gain (loss)	8.26	6.62
Total from investment operations	9.27	7.04
Distributions to partners from net investment income	(.98)	(.41)
Net asset value, end of period	$ 114.92	$ 106.63
Total Return B, C	8.71%	7.04%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G
Expenses net of all reductions	-% A, G	-% G
Net investment income (loss)	1.77% A	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 738,406	$ 751,701
Portfolio turnover rate F	80% A	7% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	5.3	5.3
Apple, Inc.	5.2	2.8
Research In Motion Ltd.	5.0	0.9
Google, Inc. Class A (sub. vtg.)	5.0	4.3
Cisco Systems, Inc.	4.7	0.0
Marvell Technology Group Ltd.	4.3	1.7
SanDisk Corp.	3.1	0.2
Juniper Networks, Inc.	2.6	1.2
Broadcom Corp. Class A	2.4	2.2
Red Hat, Inc.	2.2	1.8
	39.8
Top Industries (% of fund's net assets)
As of March 31, 2007
Communications Equipment 28.1%
Semiconductors & Semiconductor Equipment 25.5%
Software 14.8%
Computers & Peripherals 13.5%
Internet Software & Services 9.4%
All Others* 8.7%

As of September 30, 2006
Semiconductors & Semiconductor Equipment 33.7%
Communications Equipment 26.1%
Software 12.7%
Computers & Peripherals 8.9%
Internet Software & Services 7.8%
All Others* 10.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.0%
Tele Atlas NV (a)	447,900	$ 10,141,267
Human Resource & Employment Services - 0.2%
Kenexa Corp. (a)	54,500	1,696,585
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,837,852
COMMUNICATIONS EQUIPMENT - 28.1%
Communications Equipment - 28.1%
Acme Packet, Inc.	166,494	2,460,781
ADC Telecommunications, Inc. (a)	193,200	3,234,168
Adtran, Inc.	85,800	2,089,230
Alcatel-Lucent SA sponsored ADR	723,900	8,556,498
Andrew Corp. (a)	388,100	4,109,979
AudioCodes Ltd. (a)	264,100	1,785,316
Balda AG	58,200	812,420
Ciena Corp. (a)	150,628	4,210,053
Cisco Systems, Inc. (a)	1,899,900	48,504,447
Comtech Group, Inc. (a)(d)	667,283	11,664,107
Comverse Technology, Inc. (a)	583,900	12,466,265
Corning, Inc. (a)	119,700	2,721,978
ECI Telecom Ltd. (a)	111,700	915,940
F5 Networks, Inc. (a)	245,501	16,370,007
Finisar Corp. (a)(d)	1,886,300	6,602,050
Foundry Networks, Inc. (a)	189,300	2,568,801
Gemtek Technology Corp.	426,000	1,055,666
Juniper Networks, Inc. (a)(d)	1,336,900	26,310,192
Mogem Co. Ltd. (e)	398,391	5,759,047
Opnext, Inc.	50,000	739,500
Optium Corp.	47,800	927,798
Powerwave Technologies, Inc. (a)	1,519,600	8,646,524
QUALCOMM, Inc.	1,262,700	53,866,784
Research In Motion Ltd. (a)	373,800	51,019,962
Riverbed Technology, Inc.	153,600	4,245,504
Sonus Networks, Inc. (a)	660,300	5,328,621
		286,971,638
COMPUTERS & PERIPHERALS - 13.5%
Computer Hardware - 8.2%
Apple, Inc. (a)	577,100	53,618,361
Hewlett-Packard Co.	366,400	14,707,296
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Palm, Inc. (a)	200,400	$ 3,633,252
Sun Microsystems, Inc. (a)	1,975,500	11,872,755
		83,831,664
Computer Storage & Peripherals - 5.3%
EMC Corp. (a)	662,500	9,175,625
Intermec, Inc. (a)	65,600	1,465,504
Network Appliance, Inc. (a)	55,100	2,012,252
QLogic Corp. (a)	328,500	5,584,500
SanDisk Corp. (a)	715,200	31,325,760
Seagate Technology	165,200	3,849,160
STEC, Inc. (a)	61,200	430,848
		53,843,649
TOTAL COMPUTERS & PERIPHERALS		137,675,313
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	13,100	192,177
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	16,100	457,884
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		650,061
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Q-Cells AG (d)	156,600	10,049,309
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Electronic Equipment & Instruments - 0.3%
Chi Mei Optoelectronics Corp.	496,000	517,135
Chunghwa Picture Tubes LTD. (a)	2,716,000	519,561
Cogent, Inc. (a)	100,000	1,345,000
Tektronix, Inc.	36,000	1,013,760
		3,395,456
Electronic Manufacturing Services - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	340,463	2,284,158
Jabil Circuit, Inc.	98,100	2,100,321
TTM Technologies, Inc. (a)	47,800	456,012
		4,840,491
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - 1.2%
Arrow Electronics, Inc. (a)	77,700	$ 2,933,175
Avnet, Inc. (a)	50,000	1,807,000
Brightpoint, Inc. (a)	418,500	4,787,640
Mellanox Technologies Ltd.	1,100	16,005
Wolfson Microelectronics PLC (a)	482,500	2,810,483
		12,354,303
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		20,590,250
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Garmin Ltd.	70,100	3,795,915
Household Appliances - 0.0%
iRobot Corp. (a)(d)	44,000	575,080
TOTAL HOUSEHOLD DURABLES		4,370,995
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
GSI Commerce, Inc. (a)	80,400	1,816,236
INTERNET SOFTWARE & SERVICES - 9.4%
Internet Software & Services - 9.4%
Akamai Technologies, Inc. (a)	31,300	1,562,496
aQuantive, Inc. (a)	168,300	4,697,253
Baidu.com, Inc. sponsored ADR (a)(d)	19,600	1,892,380
DivX, Inc. (d)	69,100	1,384,764
Equinix, Inc. (a)	24,100	2,063,683
Google, Inc. Class A (sub. vtg.) (a)	110,940	50,828,270
LivePerson, Inc. (a)	53,283	419,870
Marchex, Inc. Class B (d)	405,700	6,215,324
Omniture, Inc.	64,456	1,175,033
Openwave Systems, Inc. (a)	88,100	718,015
SAVVIS, Inc. (a)	50,400	2,413,152
Switch & Data Facilities Co., Inc.	3,400	61,608
WebSideStory, Inc. (a)	396,500	5,134,675
Yahoo!, Inc. (a)	563,900	17,644,431
		96,210,954
Common Stocks - continued
	Shares	Value
IT SERVICES - 2.1%
Data Processing & Outsourced Services - 1.1%
The Western Union Co.	520,200	$ 11,418,390
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	58,400	5,154,968
Isilon Systems, Inc. (d)	41,400	669,438
RightNow Technologies, Inc. (a)	284,200	4,655,196
		10,479,602
TOTAL IT SERVICES		21,897,992
MEDIA - 0.7%
Advertising - 0.7%
Focus Media Holding Ltd. ADR (a)	96,200	7,547,852
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.5%
Semiconductor Equipment - 3.4%
Applied Materials, Inc.	231,500	4,241,080
ASML Holding NV (NY Shares) (a)	331,500	8,204,625
FormFactor, Inc. (a)	136,200	6,094,950
Lam Research Corp. (a)	75,600	3,578,904
LTX Corp. (a)	132,100	808,452
MEMC Electronic Materials, Inc. (a)	78,500	4,755,530
Tessera Technologies, Inc. (a)	106,900	4,248,206
Verigy Ltd.	136,400	3,201,308
		35,133,055
Semiconductors - 22.1%
Advanced Analog Technology, Inc.	107,000	1,037,987
Advanced Analogic Technologies, Inc. (a)	156,600	1,030,428
Advanced Micro Devices, Inc. (a)	404,000	5,276,240
Agere Systems, Inc. (a)	95,100	2,151,162
Altera Corp. (a)	322,400	6,444,776
AMIS Holdings, Inc. (a)	192,674	2,109,780
Applied Micro Circuits Corp. (a)	1,310,005	4,781,518
Atheros Communications, Inc. (a)	326,800	7,820,324
Atmel Corp. (a)	911,400	4,584,342
Broadcom Corp. Class A (a)(d)	753,700	24,171,159
Chartered Semiconductor Manufacturing Ltd. (a)	1,843,000	1,761,486
Cirrus Logic, Inc. (a)	253,700	1,943,342
Conexant Systems, Inc. (a)	1,810,800	2,987,820
Cypress Semiconductor Corp. (a)	433,600	8,043,280
Diodes, Inc. (a)	48,655	1,695,627
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Fairchild Semiconductor International, Inc. (a)	254,400	$ 4,253,568
Global Mixed-Mode Tech, Inc.	130,000	1,147,174
Hittite Microwave Corp. (a)	113,200	4,547,244
Ikanos Communications, Inc. (a)	114,759	891,677
Infineon Technologies AG sponsored ADR (a)	724,800	11,285,136
Integrated Device Technology, Inc. (a)	258,100	3,979,902
Intel Corp.	513,440	9,822,107
Intersil Corp. Class A	95,200	2,521,848
LSI Logic Corp. (a)	1,131,800	11,815,992
Marvell Technology Group Ltd. (a)	2,605,020	43,790,386
Maxim Integrated Products, Inc.	304,600	8,955,240
Micrel, Inc. (a)	157,700	1,737,854
Microsemi Corp. (a)	46,800	973,908
Mindspeed Technologies, Inc. (a)(d)	1,811,900	3,931,823
Monolithic Power Systems, Inc. (a)(d)	306,100	3,948,690
National Semiconductor Corp.	193,400	4,668,676
NVIDIA Corp. (a)	32,300	929,594
Omnivision Technologies, Inc. (a)	54,300	703,728
ON Semiconductor Corp. (a)	100,000	892,000
PixArt Imaging, Inc.	276,000	3,478,150
PMC-Sierra, Inc. (a)	153,600	1,076,736
Qimonda AG Sponsored ADR	102,800	1,476,208
Rambus, Inc. (a)	73,800	1,568,250
Richtek Technology Corp.	381,000	3,765,095
Saifun Semiconductors Ltd. (a)	123,200	1,447,600
Semtech Corp. (a)	169,100	2,279,468
Silicon Motion Technology Corp. sponsored ADR (a)	107,600	2,423,152
Silicon On Insulator Technologies SA (SOITEC) (a)	95,000	2,266,452
SiRF Technology Holdings, Inc. (a)	118,100	3,278,456
Supertex, Inc. (a)	30,000	996,300
Vimicro International Corp. sponsored ADR (a)	453,536	2,938,913
Volterra Semiconductor Corp. (a)	119,100	1,555,446
Zoran Corp. (a)	31,000	527,620
		225,713,664
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		260,846,719
SOFTWARE - 14.8%
Application Software - 8.3%
Adobe Systems, Inc. (a)	333,900	13,923,630
Amdocs Ltd. (a)	146,200	5,333,376
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Ansys, Inc. (a)	135,200	$ 6,864,104
BEA Systems, Inc. (a)	146,600	1,699,094
Cognos, Inc. (a)	45,300	1,784,367
Hyperion Solutions Corp. (a)	114,900	5,955,267
Informatica Corp. (a)	1,164,700	15,641,921
Kronos, Inc. (a)	25,000	1,337,500
Nuance Communications, Inc. (a)	142,900	2,187,799
Opsware, Inc. (a)	1,065,000	7,721,250
Salesforce.com, Inc. (a)	380,451	16,290,912
VA Software Corp. (a)	595,211	2,398,700
Verint Systems, Inc. (a)	128,200	4,121,630
		85,259,550
Home Entertainment Software - 1.2%
Electronic Arts, Inc. (a)	49,500	2,492,820
Gameloft (a)	434,000	2,916,078
Take-Two Interactive Software, Inc. (a)	241,600	4,865,824
THQ, Inc. (a)	66,100	2,259,959
		12,534,681
Systems Software - 5.3%
Double-Take Software, Inc.	224,421	3,031,928
Microsoft Corp.	369,900	10,309,113
Oracle Corp. (a)	412,000	7,469,560
Red Hat, Inc. (a)(d)	959,924	22,011,057
Sandvine Corp. (a)	2,304,100	7,244,280
Sandvine Corp. (U.K.) (a)	1,213,900	3,666,767
Sourcefire, Inc.	1,700	29,971
		53,762,676
TOTAL SOFTWARE		151,556,907
TOTAL COMMON STOCKS (Cost $918,322,842)		1,012,022,078
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 5.41% (b)	150,356	150,356
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	47,335,887	47,335,887
TOTAL MONEY MARKET FUNDS (Cost $47,486,243)		47,486,243
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,839,000)	$ 5,841,547	$ 5,839,000
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $971,648,085)		1,065,347,321
NET OTHER ASSETS - (4.2)%		(43,241,582)
NET ASSETS - 100%		$ 1,022,105,739
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,839,000 due 4/2/07 at 5.23%
BNP Paribas Securities Corp.	$ 1,698,440
Banc of America Securities LLC	589,276
Barclays Capital, Inc.	2,007,248
Deutsche Bank Securities, Inc.	1,544,036
$ 5,839,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 296,350
Fidelity Securities Lending Cash Central Fund	280,642
Total	$ 576,992
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 4,304,743	$ 3,252,792	$ -	$ 17,193	$ 5,759,047
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.2%
Canada	6.3%
Bermuda	4.3%
Germany	2.3%
Netherlands	1.8%
Taiwan	1.5%
France	1.3%
Cayman Islands	1.1%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,148,577 and repurchase agreements of $5,839,000) - See accompanying schedule: Unaffiliated issuers (cost $916,677,604)	$ 1,012,102,031
Fidelity Central Funds (cost $47,486,243)	47,486,243
Other affiliated issuers (cost $7,484,238)	5,759,047
Total Investments (cost $971,648,085)		$ 1,065,347,321
Cash		715
Foreign currency held at value (cost $3,206,268)		3,199,021
Receivable for investments sold		13,623,254
Dividends receivable		54,553
Distributions receivable from Fidelity Central Funds		42,128
Other receivables		33,800
Total assets		1,082,300,792

Liabilities
Payable for investments purchased	$ 12,847,502
Other payables and accrued expenses	11,664
Collateral on securities loaned, at value	47,335,887
Total liabilities		60,195,053

Net Assets		$ 1,022,105,739
Net Assets consist of:
Paid in capital		$ 928,413,962
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,691,777
Net Assets, for 8,087,450 shares outstanding		$ 1,022,105,739
Net Asset Value, offering price and redemption price per share ($1,022,105,739 ÷ 8,087,450 shares)		$ 126.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends (including $17,193 earned from other affiliated issuers)		$ 1,281,214
Interest		6,065
Income from Fidelity Central Funds (including $280,642 from security lending)		576,992
Total income		1,864,271

Expenses
Custodian fees and expenses	$ 40,501
Independent directors' compensation	1,673
Interest	11,562
Total expenses before reductions	53,736
Expense reductions	(12,024)	41,712
Net investment income (loss)		1,822,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,067,817
Foreign currency transactions	7,597
Total net realized gain (loss)		64,075,414
Change in net unrealized appreciation (depreciation) on: Investment securities	25,604,878
Assets and liabilities in foreign currencies	(6,229)
Total change in net unrealized appreciation (depreciation)		25,598,649
Net gain (loss)		89,674,063
Net increase (decrease) in net assets resulting from operations		$ 91,496,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,822,559	$ 1,289,131
Net realized gain (loss)	64,075,414	10,750,426
Change in net unrealized appreciation (depreciation)	25,598,649	135,581,844
Net increase (decrease) in net assets resulting from operations	91,496,622	147,621,401
Distributions to partners from net investment income	(1,803,398)	(1,249,878)
Affiliated share transactions Proceeds from sales of shares	2,687,224	19,589,918
Contributions in-kind	-	887,699,263
Cost of shares redeemed	(123,935,413)	-
Net increase (decrease) in net assets resulting from share transactions	(121,248,189)	907,289,181
Total increase (decrease) in net assets	(31,554,965)	1,053,660,704

Net Assets
Beginning of period	1,053,660,704	-
End of period	$ 1,022,105,739	$ 1,053,660,704
Other Information Shares
Sold	21,283	177,478
Issued for in-kind contributions	-	8,876,993
Redeemed	(988,304)	-
Net increase (decrease)	(967,021)	9,054,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.21	.14
Net realized and unrealized gain (loss)	10.01	16.37
Total from investment operations	10.22	16.51
Distributions to partners from net investment income	(.21)	(.14)
Net asset value, end of period	$ 126.38	$ 116.37
Total Return B, C	8.79%	16.51%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	.01% A	-% G
Net investment income (loss)	.35% A	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,106	$ 1,053,661
Portfolio turnover rate F	183% A	72% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Dow Chemical Co.	10.0	10.2
E.I. du Pont de Nemours & Co.	8.3	9.4
Alcoa, Inc.	5.4	5.4
Praxair, Inc.	4.8	5.4
Nucor Corp.	4.0	3.6
Allegheny Technologies, Inc.	4.0	2.8
Air Products & Chemicals, Inc.	3.8	4.2
Cytec Industries, Inc.	3.4	3.1
Monsanto Co.	3.2	3.3
United States Steel Corp.	3.0	2.1
	49.9
Top Industries (% of fund's net assets)
As of March 31, 2007
Chemicals 55.2%
Metals & Mining 35.2%
Oil, Gas & Consumable Fuels 2.9%
Containers & Packaging 1.7%
Construction & Engineering 1.3%
All Others* 3.7%

As of September 30, 2006
Chemicals 52.9%
Metals & Mining 34.1%
Oil, Gas & Consumable Fuels 3.0%
Containers & Packaging 1.8%
Construction & Engineering 1.4%
All Others* 6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CHEMICALS - 55.2%
Commodity Chemicals - 3.0%
Celanese Corp. Class A	205,000	$ 6,322,200
Westlake Chemical Corp.	33,700	914,955
		7,237,155
Diversified Chemicals - 22.6%
Ashland, Inc.	59,600	3,909,760
Dow Chemical Co.	518,400	23,773,822
E.I. du Pont de Nemours & Co.	398,400	19,692,912
FMC Corp.	240	18,103
PPG Industries, Inc.	90,500	6,363,055
		53,757,652
Fertilizers & Agricultural Chemicals - 4.0%
Monsanto Co.	139,400	7,661,424
The Mosaic Co.	68,500	1,826,210
		9,487,634
Industrial Gases - 10.5%
Air Products & Chemicals, Inc.	124,700	9,222,812
Airgas, Inc.	106,000	4,467,900
Praxair, Inc.	181,200	11,408,352
		25,099,064
Specialty Chemicals - 15.1%
Albemarle Corp.	84,200	3,480,828
Chemtura Corp.	32,904	359,641
Cytec Industries, Inc.	145,800	8,199,792
Ecolab, Inc.	165,300	7,107,900
Ferro Corp.	126,700	2,737,987
H.B. Fuller Co.	69,500	1,895,265
Lubrizol Corp.	44,700	2,303,391
Minerals Technologies, Inc.	39,500	2,455,320
OM Group, Inc. (a)	21,100	942,748
OMNOVA Solutions, Inc. (a)	224,900	1,227,954
Rohm & Haas Co.	100,400	5,192,688
		35,903,514
TOTAL CHEMICALS		131,485,019
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	109,371	3,131,788
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 1.0%
Construction Materials - 1.0%
Eagle Materials, Inc.	23,100	$ 1,030,953
Florida Rock Industries, Inc.	20,400	1,372,716
		2,403,669
CONTAINERS & PACKAGING - 1.7%
Metal & Glass Containers - 1.7%
Pactiv Corp. (a)	120,600	4,069,044
METALS & MINING - 35.2%
Aluminum - 7.2%
Alcan, Inc.	82,300	4,289,822
Alcoa, Inc.	380,100	12,885,390
		17,175,212
Diversified Metals & Mining - 5.7%
Amcol International Corp. (d)	77,500	2,297,875
Freeport-McMoRan Copper & Gold, Inc. Class B	32,763	2,168,583
RTI International Metals, Inc. (a)(d)	37,200	3,385,572
Teck Cominco Ltd. Class B (sub. vtg.)	47,600	3,318,457
Titanium Metals Corp.	66,844	2,398,363
		13,568,850
Gold - 3.0%
Meridian Gold, Inc. (a)	104,300	2,662,780
Newmont Mining Corp.	108,000	4,534,920
		7,197,700
Steel - 19.3%
Allegheny Technologies, Inc.	88,200	9,410,058
Arcelor Mittal	85,600	4,527,384
Carpenter Technology Corp.	45,400	5,482,504
Commercial Metals Co.	97,100	3,044,085
Haynes International, Inc. (a)	700	51,051
Nucor Corp.	145,000	9,443,850
Olympic Steel, Inc.	43,700	1,354,263
Reliance Steel & Aluminum Co.	56,600	2,739,440
Steel Dynamics, Inc.	62,200	2,687,040
United States Steel Corp.	72,000	7,140,240
		45,879,915
TOTAL METALS & MINING		83,821,677
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.9%
Coal & Consumable Fuels - 2.9%
CONSOL Energy, Inc. (d)	86,802	$ 3,396,562
Peabody Energy Corp.	86,005	3,460,841
		6,857,403
PAPER & FOREST PRODUCTS - 0.4%
Forest Products - 0.4%
Louisiana-Pacific Corp.	43,700	876,622
TOTAL COMMON STOCKS (Cost $197,364,457)		232,645,222
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 5.41% (b)	5,152,338	5,152,338
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	7,234,775	7,234,775
TOTAL MONEY MARKET FUNDS (Cost $12,387,113)		12,387,113
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $209,751,570)		245,032,335
NET OTHER ASSETS - (2.9)%		(6,828,525)
NET ASSETS - 100%		$ 238,203,810
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,696
Fidelity Securities Lending Cash Central Fund	19,516
Total	$ 195,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,091,315) - See accompanying schedule: Unaffiliated issuers (cost $197,364,457)	$ 232,645,222
Fidelity Central Funds (cost $12,387,113)	12,387,113
Total Investments (cost $209,751,570)		$ 245,032,335
Dividends receivable		389,071
Distributions receivable from Fidelity Central Funds		18,062
Other receivables		790
Total assets		245,440,258

Liabilities
Other payables and accrued expenses	$ 1,673
Collateral on securities loaned, at value	7,234,775
Total liabilities		7,236,448

Net Assets		$ 238,203,810
Net Assets consist of:
Paid in capital		$ 202,922,977
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,280,833
Net Assets, for 1,883,225 shares outstanding		$ 238,203,810
Net Asset Value, offering price and redemption price per share ($238,203,810 ÷ 1,883,225 shares)		$ 126.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,950,502
Special dividends		648,720
Interest		2,533
Income from Fidelity Central Funds (including $19,516 from security lending)		195,212
Total income		2,796,967

Expenses
Custodian fees and expenses	$ 6,845
Independent directors' compensation	354
Total expenses before reductions	7,199
Expense reductions	(2,498)	4,701
Net investment income (loss)		2,792,266
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,793,294
Foreign currency transactions	15,076
Total net realized gain (loss)		4,808,370
Change in net unrealized appreciation (depreciation) on: Investment securities	39,331,297
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		39,331,365
Net gain (loss)		44,139,735
Net increase (decrease) in net assets resulting from operations		$ 46,932,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,792,266	$ 1,058,170
Net realized gain (loss)	4,808,370	184
Change in net unrealized appreciation (depreciation)	39,331,365	7,802,314
Net increase (decrease) in net assets resulting from operations	46,932,001	8,860,668
Distributions to partners from net investment income	(2,791,624)	(1,002,304)
Affiliated share transactions Proceeds from sales of shares	964,758	5,598,426
Contributions in-kind	-	197,853,407
Cost of shares redeemed	(18,211,522)	-
Net increase (decrease) in net assets resulting from share transactions	(17,246,764)	203,451,833
Total increase (decrease) in net assets	26,893,613	211,310,197

Net Assets
Beginning of period	211,310,197	-
End of period	$ 238,203,810	$ 211,310,197
Other Information Shares
Sold	7,828	54,323
Issued for in-kind contributions	-	1,978,534
Redeemed	(157,460)	-
Net increase (decrease)	(149,632)	2,032,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.43 H	.53
Net realized and unrealized gain (loss)	22.53	3.92
Total from investment operations	23.96	4.45
Distributions to partners from net investment income	(1.42)	(.50)
Net asset value, end of period	$ 126.49	$ 103.95
Total Return B, C	23.15%	4.45%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	-% A, G	-% G
Net investment income (loss)	2.44% A, H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,204	$ 211,310
Portfolio turnover rate F	20% A	0% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.33 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.87%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	41.8	25.0
Sprint Nextel Corp.	5.4	1.7
Verizon Communications, Inc.	4.9	5.3
Qwest Communications International, Inc.	4.8	5.0
Level 3 Communications, Inc.	4.7	3.9
SBA Communications Corp. Class A	4.3	0.0
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.2	4.6
American Tower Corp. Class A	4.2	3.4
Leap Wireless International, Inc.	3.9	2.5
Crown Castle International Corp.	3.8	1.3
	82.0
Top Industries (% of fund's net assets)
As of March 31, 2007
Diversified Telecommunication Services 66.8%
Wireless Telecommunication Services 29.5%
Internet Software & Services 1.4%
Software 1.4%
Media 0.4%
All Others* 0.5%

As of September 30, 2006
Diversified Telecommunication Services 75.6%
Wireless Telecommunication Services 17.3%
All Others* 7.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.8%
Alternative Carriers - 10.4%
Cogent Communications Group, Inc. (a)	122,000	$ 2,882,860
Global Crossing Ltd. (a)	400	11,000
Iliad Group SA	5,100	530,904
Level 3 Communications, Inc. (a)(d)	1,740,237	10,615,446
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	461,600	9,587,432
		23,627,642
Integrated Telecommunication Services - 56.4%
AT&T, Inc. (d)	2,409,692	95,014,156
Cbeyond, Inc. (a)	20,600	604,198
Consolidated Communications Holdings, Inc.	44,200	879,138
NeuStar, Inc. Class A (a)	30,000	853,200
NTELOS Holding Corp.	118,351	2,274,706
Qwest Communications International, Inc. (a)(d)	1,228,500	11,044,215
Telefonica SA	32,900	728,187
Telefonica SA sponsored ADR	13,900	922,960
Telenor ASA sponsored ADR	72,000	3,828,240
Verizon Communications, Inc.	292,500	11,091,600
Windstream Corp.	69,296	1,017,958
		128,258,558
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		151,886,200
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
SAVVIS, Inc. (a)	68,300	3,270,204
MEDIA - 0.4%
Broadcasting & Cable TV - 0.4%
Liberty Global, Inc. Class A (a)	7,100	233,803
Virgin Media, Inc.	30,400	767,600
		1,001,403
SOFTWARE - 1.4%
Application Software - 1.4%
Synchronoss Technologies, Inc.	183,000	3,184,200
WIRELESS TELECOMMUNICATION SERVICES - 29.5%
Wireless Telecommunication Services - 29.5%
ALLTEL Corp.	91,200	5,654,400
American Tower Corp. Class A (a)	243,200	9,472,640
Clearwire Corp.	8,900	182,183
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)(d)	270,200	$ 8,681,526
Dobson Communications Corp. Class A	681,700	5,855,803
Leap Wireless International, Inc. (a)	134,000	8,841,320
NII Holdings, Inc. (a)	3,300	244,794
Orascom Telecom Holding SAE unit	14,600	992,800
SBA Communications Corp. Class A (a)	329,100	9,724,905
Sprint Nextel Corp.	648,939	12,303,883
Vodafone Group PLC sponsored ADR	190,200	5,108,772
		67,063,026
TOTAL COMMON STOCKS (Cost $158,831,408)		226,405,033
Money Market Funds - 22.2%

Fidelity Cash Central Fund, 5.41% (b)	1,750,784	1,750,784
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	48,612,125	48,612,125
TOTAL MONEY MARKET FUNDS (Cost $50,362,909)		50,362,909
TOTAL INVESTMENT PORTFOLIO - 121.7% (Cost $209,194,317)		276,767,942
NET OTHER ASSETS - (21.7)%		(49,307,940)
NET ASSETS - 100%		$ 227,460,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,469
Fidelity Securities Lending Cash Central Fund	32,145
Total	$ 118,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,654,220) - See accompanying schedule: Unaffiliated issuers (cost $158,831,408)	$ 226,405,033
Fidelity Central Funds (cost $50,362,909)	50,362,909
Total Investments (cost $209,194,317)		$ 276,767,942
Receivable for investments sold		2,139,748
Dividends receivable		42,885
Distributions receivable from Fidelity Central Funds		12,522
Other receivables		6,347
Total assets		278,969,444

Liabilities
Payable for investments purchased	$ 2,895,624
Other payables and accrued expenses	1,693
Collateral on securities loaned, at value	48,612,125
Total liabilities		51,509,442

Net Assets		$ 227,460,002
Net Assets consist of:
Paid in capital		$ 159,886,377
Net unrealized appreciation (depreciation) on investments		67,573,625
Net Assets, for 1,703,351 shares outstanding		$ 227,460,002
Net Asset Value, offering price and redemption price per share ($227,460,002 ÷ 1,703,351 shares)		$ 133.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 2,426,747
Interest		352
Income from Fidelity Central Funds (including $32,145 from security lending)		118,614
Total income		2,545,713

Expenses
Custodian fees and expenses	$ 6,884
Independent directors' compensation	355
Total expenses before reductions	7,239
Expense reductions	(533)	6,706
Net investment income (loss)		2,539,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,798,683
Foreign currency transactions	(4,125)
Total net realized gain (loss)		9,794,558
Change in net unrealized appreciation (depreciation) on investment securities		24,123,309
Net gain (loss)		33,917,867
Net increase (decrease) in net assets resulting from operations		$ 36,456,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,539,007	$ 277,728
Net realized gain (loss)	9,794,558	1,083,301
Change in net unrealized appreciation (depreciation)	24,123,309	29,128,892
Net increase (decrease) in net assets resulting from operations	36,456,874	30,489,921
Distributions to partners from net investment income	(2,539,707)	(262,132)
Affiliated share transactions Proceeds from sales of shares	605,906	-
Contributions in-kind	-	209,172,636
Cost of shares redeemed	(24,990,229)	(21,473,267)
Net increase (decrease) in net assets resulting from share transactions	(24,384,323)	187,699,369
Total increase (decrease) in net assets	9,532,844	217,927,158

Net Assets
Beginning of period	217,927,158	-
End of period	$ 227,460,002	$ 217,927,158
Other Information Shares
Sold	4,555	-
Issued for in-kind contributions	-	2,091,249
Redeemed	(197,843)	(194,610)
Net increase (decrease)	(193,288)	1,896,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.41	.14
Net realized and unrealized gain (loss)	18.65	14.89
Total from investment operations	20.06	15.03
Distributions to partners from net investment income	(1.42)	(.13)
Net asset value, end of period	$ 133.54	$ 114.90
Total Return B, C	17.53%	15.03%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	.01% A	-% G
Net investment income (loss)	2.25% A	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,460	$ 217,927
Portfolio turnover rate F	66% A	16% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	7.4	19.8
Constellation Energy Group, Inc.	7.1	0.0
Entergy Corp.	6.0	4.5
Public Service Enterprise Group, Inc.	5.6	2.7
American Electric Power Co., Inc.	5.1	0.0
AES Corp.	4.9	5.9
Sempra Energy	4.5	2.0
TXU Corp.	4.4	6.8
Duke Energy Corp.	4.0	8.7
FirstEnergy Corp.	4.0	4.4
	53.0
Top Industries (% of fund's net assets)
As of March 31, 2007
Electric Utilities 49.8%
Independent Power Producers & Energy Traders 21.0%
Multi-utilities 20.9%
Oil, Gas & Consumable Fuels 3.9%
Gas Utilities 3.6%
All Others* 0.8%

As of September 30, 2006
Electric Utilities 46.8%
Multi-utilities 22.0%
Independent Power Producers & Energy Traders 16.0%
Water Utilities 3.6%
Gas Utilities 3.1%
All Others* 8.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	25,200	$ 880,236
ELECTRIC UTILITIES - 49.8%
Electric Utilities - 49.8%
Allegheny Energy, Inc. (a)	86,000	4,226,040
American Electric Power Co., Inc.	278,500	13,576,875
Cleco Corp.	50,000	1,291,500
DPL, Inc.	194,900	6,059,441
Duke Energy Corp.	525,000	10,652,250
Edison International	97,400	4,785,262
Entergy Corp.	151,800	15,926,856
Exelon Corp. (d)	286,300	19,671,673
FirstEnergy Corp.	159,100	10,538,784
FPL Group, Inc.	163,900	10,025,763
Great Plains Energy, Inc.	24,500	795,025
ITC Holdings Corp.	45,100	1,952,379
Northeast Utilities	212,700	6,970,179
Pepco Holdings, Inc.	134,500	3,903,190
PPL Corp.	199,300	8,151,370
Progress Energy, Inc.	100,300	5,059,132
Reliant Energy, Inc. (a)	146,100	2,968,752
Sierra Pacific Resources (a)	309,300	5,375,634
		131,930,105
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	11,200	728,448
GAS UTILITIES - 3.6%
Gas Utilities - 3.6%
Equitable Resources, Inc. (d)	57,700	2,788,064
ONEOK, Inc.	49,100	2,209,500
Questar Corp.	35,800	3,193,718
Southern Union Co.	39,700	1,206,483
		9,397,765
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 21.0%
Independent Power Producers & Energy Traders - 21.0%
AES Corp. (a)	602,500	12,965,800
Constellation Energy Group, Inc.	217,500	18,911,625
Dynegy, Inc. Class A (a)	171,500	1,588,090
Mirant Corp. (a)	122,900	4,972,534
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - CONTINUED
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (d)	75,300	$ 5,424,612
TXU Corp.	183,500	11,762,350
		55,625,011
MULTI-UTILITIES - 20.9%
Multi-Utilities - 20.9%
Alliant Energy Corp.	49,500	2,218,590
CenterPoint Energy, Inc.	123,600	2,217,384
CMS Energy Corp.	245,200	4,364,560
DTE Energy Co. (d)	74,000	3,544,600
Integrys Energy Group, Inc.	32,500	1,804,075
MDU Resources Group, Inc.	104,600	3,006,204
NiSource, Inc.	114,800	2,805,712
Public Service Enterprise Group, Inc.	178,600	14,830,944
Puget Energy, Inc.	48,500	1,245,480
Sempra Energy	194,600	11,872,546
Wisconsin Energy Corp.	154,700	7,506,044
		55,416,139
OIL, GAS & CONSUMABLE FUELS - 3.9%
Coal & Consumable Fuels - 0.8%
Cameco Corp.	50,500	2,068,901
Oil & Gas Storage & Transport - 3.1%
Spectra Energy Corp.	308,800	8,112,176
TOTAL OIL, GAS & CONSUMABLE FUELS		10,181,077
TOTAL COMMON STOCKS (Cost $220,034,647)		264,158,781
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	2,330,951	$ 2,330,951
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	8,022,159	8,022,159
TOTAL MONEY MARKET FUNDS (Cost $10,353,110)		10,353,110
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $230,387,757)		274,511,891
NET OTHER ASSETS - (3.7)%		(9,836,875)
NET ASSETS - 100%		$ 264,675,016
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,908
Fidelity Securities Lending Cash Central Fund	27,078
Total	$ 244,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,786,061) - See accompanying schedule: Unaffiliated issuers (cost $220,034,647)	$ 264,158,781
Fidelity Central Funds (cost $10,353,110)	10,353,110
Total Investments (cost $230,387,757)		$ 274,511,891
Receivable for investments sold		2,739,216
Dividends receivable		387,868
Distributions receivable from Fidelity Central Funds		11,115
Other receivables		9,323
Total assets		277,659,413

Liabilities
Payable for investments purchased	$ 4,960,309
Other payables and accrued expenses	1,929
Collateral on securities loaned, at value	8,022,159
Total liabilities		12,984,397

Net Assets		$ 264,675,016
Net Assets consist of:
Paid in capital		$ 220,551,074
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,123,942
Net Assets, for 2,167,901 shares outstanding		$ 264,675,016
Net Asset Value, offering price and redemption price per share ($264,675,016 ÷ 2,167,901 shares)		$ 122.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,028,519
Income from Fidelity Central Funds (including $27,078 from security lending)		244,986
Total income		3,273,505

Expenses
Custodian fees and expenses	$ 7,203
Independent directors' compensation	405
Total expenses before reductions	7,608
Expense reductions	(635)	6,973
Net investment income (loss)		3,266,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,354,442
Foreign currency transactions	1,089
Total net realized gain (loss)		9,355,531
Change in net unrealized appreciation (depreciation) on: Investment securities	36,950,089
Assets and liabilities in foreign currencies	(192)
Total change in net unrealized appreciation (depreciation)		36,949,897
Net gain (loss)		46,305,428
Net increase (decrease) in net assets resulting from operations		$ 49,571,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,266,532	$ 1,503,324
Net realized gain (loss)	9,355,531	506,121
Change in net unrealized appreciation (depreciation)	36,949,897	3,366,154
Net increase (decrease) in net assets resulting from operations	49,571,960	5,375,599
Distributions to partners from net investment income	(3,275,884)	(1,480,885)
Affiliated share transactions Proceeds from sales of shares	654,135	5,911,925
Contributions in-kind	-	240,691,996
Cost of shares redeemed	(32,773,830)	-
Net increase (decrease) in net assets resulting from share transactions	(32,119,695)	246,603,921
Total increase (decrease) in net assets	14,176,381	250,498,635

Net Assets
Beginning of period	250,498,635	-
End of period	$ 264,675,016	$ 250,498,635
Other Information Shares
Sold	5,329	57,566
Issued for in-kind contributions	-	2,406,920
Redeemed	(301,914)	-
Net increase (decrease)	(296,585)	2,464,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Period ended September 30,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.41	.62
Net realized and unrealized gain (loss)	20.47	1.63
Total from investment operations	21.88	2.25
Distributions to partners from net investment income	(1.43)	(.61)
Net asset value, end of period	$ 122.09	$ 101.64
Total Return B, C	21.63%	2.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G
Expenses net of fee waivers, if any	.01% A	-% G
Expenses net of all reductions	.01% A	-% G
Net investment income (loss)	2.54% A	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,675	$ 250,499
Portfolio turnover rate F	109% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

On July 20, 2006, the Board of Directors approved a change to replace the term "Central Investment Portfolio" with "Central Fund" in the name of each of the 10 Equity Sector Central Funds. This change became effective November 29, 2006.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Fidelity may suspend the calculation of one or more hourly NAVs for any period in which prices for a portion of the stocks or securities held by the Funds are not readily available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 686,547,602	$ 130,653,071	$ (8,200,922)	$ 122,452,149
Consumer Staples	541,632,683	65,167,029	(3,227,778)	61,939,251
Energy	629,879,058	82,829,423	(9,173,241)	73,656,182
Financials	1,336,830,804	216,226,463	(13,516,535)	202,709,928
Health Care	727,302,354	86,777,218	(19,949,650)	66,827,568
Industrials	692,746,494	63,999,925	(8,565,392)	55,434,533
Information Technology	977,321,225	118,867,755	(30,841,659)	88,026,096
Materials	209,758,714	39,323,297	(4,049,676)	35,273,621
Telecom Services	209,490,224	69,081,917	(1,804,199)	67,277,718
Utilities	230,395,173	44,273,970	(157,252)	44,116,718

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	423,554,433	479,353,374
Consumer Staples	313,907,224	368,786,239
Energy	192,732,632	225,529,505
Financials	256,392,771	456,263,485
Health Care	446,251,735	526,279,037
Industrials	300,615,102	357,802,433

Semiannual Report

5. Purchases and Sales of Investments - continued

	Purchases ($)	Sales ($)
Information Technology	947,359,983	1,080,403,502
Materials	22,019,997	31,981,778
Telecom Services	73,150,498	83,202,282
Utilities	135,451,572	146,867,354

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 1,817
Consumer Staples	391
Energy	455
Financials	2,568
Health Care	2,914
Industrials	795
Information Technology	21,314
Materials	102
Telecom Services	451
Utilities	225

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Information Technology	Borrower	$ 9,663,000	5.38%	$ 11,562

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 1,271	$ 348
Consumer Staples	895	771
Energy	1,004	3,988
Financials	2,437	-
Health Care	1,335	1,963
Industrials	1,205	-
Information Technology	1,673	10,351
Materials	354	2,144
Telecom Services	355	178
Utilities	405	230

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Funds according to the following schedule:

	Asset Manager 20%	Asset Manager 50%	Asset Manager 70%	Asset Manager 85%	Advisor Asset Manager 70%
% ownership of each Equity Sector Central Fund	6.4%	59.1%	27.3%	5.0%	2.2%

Semiannual Report

Semiannual Report

Fidelity® Floating Rate
Central Fund

(formerly Fidelity® Floating Rate
Central Investment Portfolio)

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

FR1-SANN-0507 461693.1.0
1.814673.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,042.50	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.93	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .0006%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of March 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.5	0.0
Ford Motor Co.	2.3	0.0
EOP Operating LP	2.2	0.0
Freescale Semiconductor, Inc.	1.8	0.0
Charter Communications Operating LLC	1.7	1.0
	10.5
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	10.8	8.8
Technology	8.3	6.2
Telecommunications	6.9	7.3
Automotive	6.9	6.0
Energy	5.6	5.4
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
BBB 3.2%	BBB 1.2%
BB 37.6%	BB 37.3%
B 26.8%	B 30.2%
CCC,CC,C 2.3%	CCC,CC,C 1.9%
Not Rated 26.7%	Not Rated 19.6%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 9.8%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2007*		As of September 30, 2006**
	Floating Rate Loans 85.7%		Floating Rate Loans 78.9%
	Nonconvertible Bonds 10.9%		Nonconvertible Bonds 11.3%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	5.1%	** Foreign investments	5.0%

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Floating Rate Loans (c) - 85.7%
	Principal Amount	Value
Aerospace - 0.8%
BE Aerospace, Inc. term loan B 6.9152% 8/24/12 (b)	$ 1,775,000	$ 1,775,000
DeCrane Aircraft Holdings, Inc. Tranche 1LN, term loan 10% 2/21/13 (b)	1,050,000	1,056,563
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (b)	1,168,183	1,178,405
Transdigm, Inc. term loan 7.3479% 6/23/13 (b)	9,760,000	9,869,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (b)	1,585,333	1,597,223
Tranche 2LN, term loan 11.1% 3/28/14 (b)	570,000	581,400
		16,058,391
Air Transportation - 1.8%
Delta Air Lines, Inc. Tranche B, term loan 10.11% 3/16/08 (b)	11,030,000	11,057,575
Northwest Airlines Corp.:
Tranche A, term loan 7.1% 12/31/18 (b)	5,000,000	4,981,250
Tranche B, term loan 8.85% 12/22/13 (b)	2,640,000	2,659,800
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (b)	7,000,000	6,982,500
US Airways Group, Inc. term loan 7.85% 3/23/14 (b)	12,000,000	12,030,000
		37,711,125
Auto Parts Distribution - 3.2%
Delphi Corp. term loan:
7.625% 12/31/07 (b)	5,710,000	5,724,275
8.125% 12/31/07 (b)	28,000,000	28,070,000
Navistar International Corp.:
term loan 8.61% 1/19/12 (b)	14,666,667	14,850,000
8.4244% 1/19/12 (b)	5,333,333	5,400,000
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (b)	14,962,500	14,999,906
		69,044,181
Automotive - 4.8%
AM General LLC:
8.32% 9/30/12 (b)	322,581	325,000
Tranche B, term loan 8.3634% 9/30/13 (b)	9,516,129	9,587,500
Ford Motor Co. term loan 8.36% 12/15/13 (b)	49,875,000	49,999,688
General Motors Corp. term loan 7.695% 11/29/13 (b)	12,130,000	12,220,975
Rexnord Corp. Tranche B, term loan 7.9386% 7/19/13 (b)	15,475,410	15,533,443
The Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 7.07% 4/30/10 (b)	2,060,000	2,060,000
Tranche 2, term loan 8.14% 4/30/10 (b)	1,480,000	1,480,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Automotive - continued
TRW Automotive Holdings Corp. Tranche B, term loan 6.9375% 6/30/12 (b)	$ 2,735,822	$ 2,735,822
Visteon Corp. term loan 8.38% 6/13/13 (b)	9,000,000	9,045,000
		102,987,428
Banks and Thrifts - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 7.86% 8/15/12 (b)	4,987,500	5,006,203
Broadcasting - 1.1%
Entravision Communication Corp. term loan 6.86% 3/29/13 (b)	3,940,000	3,940,000
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1% 10/1/12 (b)	5,505,656	5,509,097
Univision Communications, Inc. Tranche 2LN, term loan 7.82% 3/29/09 (b)	7,500,000	7,500,000
VNU, Inc. term loan 7.61% 8/9/13 (b)	5,970,000	6,029,700
		22,978,797
Cable TV - 5.3%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 7.35% 3/6/14 (b)	15,000,000	14,962,500
Tranche B, term loan 7.985% 4/28/13 (b)	21,000,000	20,986,875
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (b)	30,777,475	30,854,419
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (b)	7,186,851	7,204,819
Liberty Cablevision of Puerto Rico LTC term loan 7.61% 3/1/13 (b)	1,485,000	1,488,713
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (b)	4,140,000	4,155,525
PanAmSat Corp. Tranche B2, term loan 7.86% 1/3/14 (b)	7,980,000	8,059,800
San Juan Cable, Inc. Tranche 1, term loan 7.3475% 10/31/12 (b)	5,478,206	5,491,902
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (b)	6,470,000	6,470,000
Tranche K2, term loan 7.37% 12/31/13 (b)	6,470,000	6,470,000
Wide Open West Finance LLC Tranche 1, term loan 7.61% 5/1/13 (b)	7,420,000	7,457,100
		113,601,653
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 7.6% 1/27/12 (b)	1,785,447	1,796,606
Floating Rate Loans (c) - continued
	Principal Amount	Value
Capital Goods - continued
Amsted Industries, Inc.:
term loan 7.3583% 4/5/13 (b)	$ 3,603,974	$ 3,621,994
Tranche DD, term loan 7.335% 4/5/13 (b)	2,333,333	2,339,167
Ashtead Group PLC term loan 7.125% 8/31/11 (b)	6,000,000	6,000,000
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (b)	340,000	341,275
Dresser, Inc. term loan 8.125% 10/31/13 (b)	5,587,962	5,594,947
Flowserve Corp. term loan 6.875% 8/10/12 (b)	1,190,869	1,190,869
Invensys International Holding Ltd.:
term loan 7.36% 12/15/10 (b)	1,656,000	1,668,420
Tranche B, term loan 7.36% 1/15/11 (b)	1,794,000	1,807,455
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (b)	1,236,970	1,243,155
Mueller Group, Inc. term loan 7.359% 10/3/12 (b)	503,924	507,074
NACCO Materials Handling Group, Inc. term loan 7.361% 3/21/13 (b)	2,388,000	2,382,030
Sensata Technologies BV term loan 7.11% 4/27/13 (b)	2,714,488	2,707,701
Terex Corp. term loan 7.1% 7/14/13 (b)	2,739,300	2,742,724
Walter Industries, Inc. term loan 7.101% 10/3/12 (b)	352,311	352,751
		34,296,168
Chemicals - 1.6%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (b)	1,538,462	1,544,231
term loan:
7.0912% 4/6/11 (b)	2,164,421	2,164,421
7.099% 4/2/14 (b)	8,461,538	8,493,269
Foamex LP Tranche 1LN, term loan 7.5709% 2/12/13 (b)	9,960,000	9,984,900
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (b)	1,504,800	1,521,729
Tranche C, term loan 8.0799% 1/31/14 (b)	1,504,800	1,521,729
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (b)	3,080,000	3,110,800
The Mosaic Co. Tranche B, term loan 7.115% 12/1/13 (b)	5,077,275	5,102,661
		33,443,740
Consumer Products - 1.1%
American Safety Razor Co. term loan 7.8567% 7/31/13 (b)	1,667,400	1,671,569
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (b)	2,613,600	2,613,600
Fender Musical Instrument Corp. Tranche B1, term loan 8.11% 3/30/12 (b)	2,025	2,040
Floating Rate Loans (c) - continued
	Principal Amount	Value
Consumer Products - continued
NPI Merger Corp. term loan 7.3493% 4/26/13 (b)	$ 6,006,085	$ 6,006,085
Simmons Bedding Co. Tranche D, term loan 7.432% 12/19/11 (b)	4,605,046	4,633,828
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (b)	8,120,000	8,140,300
		23,067,422
Containers - 1.6%
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (b)	5,352,632	5,366,013
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (b)	1,980,000	1,982,475
Tranche B, term loan 7.11% 11/15/12 (b)	11,236,500	11,250,546
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (b)	15,341,950	15,361,127
		33,960,161
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche B, term loan 7.86% 10/12/13 (b)	12,967,500	13,048,547
AWAS Aviation Acquisitions Ltd.:
Tranche 1, term loan 7.125% 3/15/13 (b)	2,380,466	2,362,612
Tranche 2, term loan 11.375% 3/15/13 (b)	1,330,696	1,347,330
iPayment, Inc. term loan 7.3441% 5/10/13 (b)	4,950,000	4,956,188
IPC Acquisition Corp. Class B1, term loan 7.85% 9/29/13 (b)	2,407,900	2,416,930
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (b)	9,975,000	10,049,813
Tempus Public Foundation Generation Holdings LLC:
revolver loan 7.25% 12/15/13 (b)	471,921	476,050
Tranche 1LN, term loan 7.35% 12/15/13 (b)	8,002,596	8,072,618
7.25% 12/15/13 (b)	1,505,427	1,518,600
		44,248,688
Diversified Media - 0.9%
Advantage Sales & Marketing LLC term loan 7.357% 3/29/13 (b)	2,257,200	2,254,379
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (b)	2,990,000	3,001,213
LBI Media, Inc. Tranche B, term loan 6.8494% 3/31/12 (b)	425,700	421,443
Muzak Holdings LLC term loan 9.11% 4/15/08 (b)	4,949,622	4,974,370
NextMedia Operating, Inc.:
Tranche 1, term loan 7.32% 11/18/12 (b)	597,412	597,412
Tranche 2, term loan 9.82% 11/18/13 (b)	3,000,000	3,045,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (b)	$ 2,554,200	$ 2,570,164
R.H. Donnelley Corp.:
Tranche A4, term loan 6.5968% 12/31/09 (b)	429,413	428,876
Tranche D1, term loan 6.85% 6/30/11 (b)	1,438,212	1,436,414
		18,729,271
Electric Utilities - 4.9%
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (b)	2,415,517	2,433,634
Tranche 1LN, revolver loan 7.475% 12/20/13 (b)	676,345	681,417
Tranche 2LN, term loan 9.6% 6/20/14 (b)	2,270,000	2,338,100
Tranche B 1LN, term loan 7.6% 12/20/13 (b)	10,890,843	10,972,524
Coleto Creek WLE LP:
LOC 8% 6/28/13 (b)	1,762,833	1,771,647
term loan 8.1% 6/28/13 (b)	11,129,547	11,185,194
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (b)	8,711,340	8,711,340
6.72% 2/9/14 (b)	4,288,660	4,288,660
Dynegy Holdings, Inc. 6.82% 4/19/12 (b)	6,000,000	6,000,000
HCP Acquisition, Inc. Tranche 1LN, term loan 7.6% 2/13/14 (b)	2,633,400	2,659,734
LSP Gen Finance Co. LLC:
Tranche 2, term loan 8.85% 5/4/14 (b)	480,000	483,600
Tranche B1, term loan 7.1% 5/4/13 (b)	8,968,716	8,968,716
MACH Gen LLC:
term loan 7.36% 2/22/14 (b)	2,386,519	2,392,485
7.35% 2/22/13 (b)	247,500	248,119
Mirant North America LLC term loan 7.07% 1/3/13 (b)	14,590,097	14,608,335
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (b)	1,856,631	1,870,556
term loan 7.35% 2/1/13 (b)	19,196,791	19,340,767
NSG Holdings LLC:
term loan 6.86% 6/15/14 (b)	5,100,408	5,106,784
6.86% 6/15/14 (b)	579,592	580,316
		104,641,928
Energy - 4.2%
Alon USA, Inc. term loan 7.57% 6/22/13 (b)	2,163,650	2,171,764
Boart Longyear Holdings, Inc. Tranche 1LN, term loan 8.5793% 10/6/12 (b)	6,965,004	6,965,004
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (b)	810,811	818,919
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - continued
Coffeyville Resources LLC: - continued
Tranche D, term loan 8.36% 12/28/13 (b)	$ 4,189,189	$ 4,231,081
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (b)	6,952,575	7,004,719
Eagle Rock Gas Gathering & Processing Ltd. term loan 8.11% 12/1/10 (b)	2,953,111	2,953,111
El Paso Corp. 7.3219% 7/31/11 (b)	6,795,000	6,862,950
Express Energy Services LLC term loan 8.7046% 2/23/13 (b)	10,000,000	10,025,000
Helix Energy Solutions Group, Inc. term loan 7.3333% 7/1/13 (b)	4,974,850	4,987,287
Nebraska Energy, Inc.:
Tranche 2LN, term loan 9.875% 5/1/14 (b)	2,170,000	2,191,700
Tranche B 1LN, term loan 7.85% 11/1/13 (b)	13,432,520	13,499,683
Tranche B, Credit-Linked Deposit 7.85% 11/1/13 (b)	1,587,480	1,595,417
Petroleum Geo-Services ASA term loan 7.6% 12/16/12 (b)	954,437	959,209
Sandridge Energy, Inc. term loan 8.975% 4/1/14 (b)	10,000,000	10,162,500
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (b)	1,677,696	1,690,279
term loan 7.3597% 10/31/12 (b)	6,885,545	6,937,187
Western Refining, Inc.:
term loan LIBOR +1.75% 4/6/14 (b)	5,207,143	5,216,906
Tranche DD, term loan 4/6/14 (d)	1,272,857	1,275,244
		89,547,960
Entertainment/Film - 0.8%
AMC Entertainment, Inc. term loan 7.32% 1/26/13 (b)	1,920,600	1,930,203
National CineMedia LLC term loan 7.09% 2/13/15 (b)	16,210,000	16,210,000
		18,140,203
Environmental - 0.8%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (b)	2,969,213	2,980,347
term loan 7.0965% 3/28/14 (b)	8,429,060	8,460,669
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.6% 2/5/13 (b)(d)	5,220,000	5,259,150
Synagro Technologies, Inc. Tranche 1LN, term loan 7.32% 3/30/14 (b)	220,000	220,688
		16,920,854
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food and Drug Retail - 1.0%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (b)	$ 5,406,017	$ 5,406,017
SUPERVALU, Inc. Tranche B, term loan 6.84% 6/2/12 (b)	15,255,300	15,331,576
		20,737,593
Food/Beverage/Tobacco - 3.4%
Advance Food Co.:
Tranche 1LN, term loan 7.1% 3/16/14 (b)	2,465,556	2,465,556
Tranche DD 1LN, term loan 3/16/14 (d)	704,444	704,444
B&G Foods, Inc. Tranche C, term loan 7.36% 2/26/13 (b)	1,230,000	1,237,688
Bolthouse Farms, Inc. Tranche 1, term loan 7.625% 12/16/12 (b)	4,473,566	4,495,933
Centerplate, Inc. term loan 8.61% 10/1/10 (b)	4,833,900	4,833,900
Commonwealth Brands, Inc. term loan 7.625% 12/22/12 (b)	2,752,592	2,757,592
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (b)	5,833,333	5,833,333
Dean Foods Co. Tranche B, term loan 6.875% 4/2/14 (b)	20,000,000	20,000,000
Del Monte Corp. Tranche B, term loan 6.8404% 2/8/12 (b)	1,468,900	1,469,818
Mafco Worldwide Corp. term loan 7.3552% 12/8/11 (b)	2,004,501	2,024,546
Michael Foods, Inc. Tranche B, term loan 7.36% 11/21/10 (b)	114,906	115,336
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (b)	5,955,065	5,992,284
Reynolds American, Inc. Tranche B, term loan 7.1136% 5/31/12 (b)	20,872,425	20,924,606
		72,855,036
Gaming - 1.8%
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (b)	564,300	564,300
Green Valley Ranch Gaming LLC Tranche 2LN, term loan 8.61% 8/16/14 (b)	4,880,000	4,904,400
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (b)	2,294,250	2,305,721
Isle of Capri Casinos, Inc. term loan 7.115% 2/4/11 (b)	195,500	196,233
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (b)	10,928,571	10,819,286
Class DD, term loan 8.3467% 9/1/13 (b)(d)	5,525,000	5,469,750
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (b)	360,000	363,150
Town Sports International LLC term loan 7.125% 2/27/14 (b)	1,750,000	1,752,188
Floating Rate Loans (c) - continued
	Principal Amount	Value
Gaming - continued
Tropicana Entertainment term loan 7.85% 7/3/08 (b)	$ 3,400,000	$ 3,412,750
Venetian Casino Resort LLC Tranche B, term loan 7.09% 6/15/11 (b)	5,908,547	5,938,090
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (b)	2,820,000	2,827,050
		38,552,918
Healthcare - 10.7%
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (b)	11,315,508	11,343,797
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3798% 2/7/12 (b)	9,659,364	9,695,586
Community Health Systems, Inc. term loan:
7.1% 8/19/11 (b)	5,874,584	5,874,584
7.1% 2/29/12 (b)	4,975,000	4,975,000
CRC Health Group, Inc.:
term loan 7.85% 2/6/13 (b)	1,029,626	1,041,209
Tranche AO, term loan 7.85% 2/6/13 (b)	679,192	686,833
DaVita, Inc. Tranche B1, term loan 6.8253% 10/5/12 (b)	16,590,432	16,611,170
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (b)	392,700	392,700
Fenwal, Inc.:
Tranche 1LN, term loan 7.61% 2/23/14 (b)	3,780,000	3,775,275
Tranche DD 1LN, term loan 2/23/14 (d)	630,000	629,213
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.726% 3/31/12 (b)	17,820,000	17,797,725
Genoa Healthcare Group LLC Tranche 1, term loan 8.3917% 8/4/12 (b)	1,275,656	1,275,656
Golden Gate National Senior Care LLC:
Tranche 1, term loan 8.09% 3/14/11 (b)	4,825,814	4,862,008
Tranche 2, term loan 13.09% 9/14/11 (b)	3,000,000	3,037,500
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (b)	53,865,000	54,336,303
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (b)	11,780,000	11,809,450
HealthSouth Corp. term loan 8.61% 3/10/13 (b)	14,887,500	14,887,500
LifeCare Holdings, Inc. term loan 7.6% 8/11/12 (b)	3,225,503	3,177,120
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (b)	2,970,651	2,974,364
National Mentor, Inc.:
Credit-Linked Deposit 7.84% 6/29/13 (b)	282,143	282,143
Tranche B, term loan 7.3534% 6/29/13 (b)	4,682,473	4,682,473
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (b)	9,876,882	9,876,882
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Orthofix International NV term loan 7.1% 9/22/13 (b)	$ 5,953,077	$ 5,967,960
Psychiatric Solutions, Inc. term loan 7.0881% 7/1/12 (b)	5,510,769	5,517,658
Renal Advantage, Inc. Tranche B, term loan 7.8542% 9/30/12 (b)	3,920,165	3,920,165
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 8.3557% 11/9/11 (b)	5,044,650	5,076,179
Tranche 2LN, term loan 12.36% 11/9/12 (b)	3,000,000	3,026,250
Stiefel Laboratories, Inc. term loan 7.5927% 12/28/13 (b)	8,110,000	8,160,688
Team Health, Inc. term loan 7.86% 11/22/12 (b)	4,779,500	4,779,500
U.S. Oncology, Inc. Tranche C, term loan 7.625% 8/20/11 (b)	545,830	547,877
United Surgical Partners Holdings, Inc. term loan 7.0825% 6/7/13 (b)	2,977,500	2,977,500
Vicar Operating, Inc. term loan 6.875% 5/16/11 (b)	5,513,202	5,499,419
		229,497,687
Homebuilding/Real Estate - 4.9%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (b)	19,877,382	20,026,463
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (b)	9,975,000	9,987,469
EOP Operating LP term loan:
7.57% 2/28/09 (b)	22,914,118	22,914,118
7.97% 2/28/09 (b)	22,914,419	22,914,419
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (b)	11,150,877	11,136,939
LandSource Communities Development LLC Tranche B 1LN, term loan 9.875% 2/27/13 (b)	6,260,000	6,275,650
North Las Vegas/Olympia Group Tranche 1, term loan 8.1% 5/9/11 (b)	852,792	854,924
Shea Mountain House LLC Tranche B, term loan 7.35% 5/11/11 (b)	2,405,700	2,381,643
Tishman Speyer Properties term loan 7.07% 12/27/12 (b)	7,780,000	7,809,175
		104,300,800
Leisure - 1.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.8551% 6/8/12 (b)	2,970,000	2,984,850
Intrawest Resorts term loan 7.5781% 10/25/07 (b)	14,238,872	14,238,872
London Arena & Waterfront Finance LLC Tranche A, term loan 7.84% 3/8/12 (b)	3,593,700	3,611,669
Floating Rate Loans (c) - continued
	Principal Amount	Value
Leisure - continued
Mega Brands, Inc. Tranche B, term loan 7.1494% 7/26/12 (b)	$ 433,400	$ 434,484
Six Flags Theme Park, Inc. Tranche B1, term loan 8.61% 6/30/09 (b)	7,938,776	7,968,546
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (b)	5,000,000	4,975,000
		34,213,421
Metals/Mining - 0.8%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1% 10/26/12 (b)	1,155,375	1,159,708
Compass Minerals Tranche B, term loan 6.8537% 12/22/12 (b)	5,391,888	5,385,148
Freeport-McMoRan Copper & Gold, Inc.
Tranche B, term loan 7.07% 3/19/14 (b)	8,764,000	8,796,865
Novelis, Inc. term loan 7.61% 1/7/12 (b)	2,178,462	2,178,462
		17,520,183
Paper - 0.8%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (b)	11,854,950	11,899,406
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (b)	655,111	660,024
Tranche B, term loan 7.375% 11/1/11 (b)	2,588,902	2,608,319
Tranche C, term loan 7.375% 11/1/11 (b)	1,894,027	1,908,233
Tranche C1, term loan 7.375% 11/1/11 (b)	495,313	499,647
		17,575,629
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 7.1% 6/21/13 (b)	3,525,517	3,527,721
Tranche DD, term loan 7.1% 6/21/13 (b)(d)	117,517	117,591
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.85% 3/9/10 (b)	8,709,246	8,698,359
Tranche B1, term loan 6.857% 3/10/10 (b)	3,663,268	3,658,689
MediMedia USA, Inc. Tranche B, term loan 7.8329% 10/5/13 (b)	1,024,850	1,028,693
Newspaper Holdings, Inc. Tranche B, term loan 6.875% 8/24/12 (b)	370,000	366,300
PRIMEDIA, Inc. Tranche B, term loan 7.57% 9/30/13 (b)	3,122,450	3,122,450
Floating Rate Loans (c) - continued
	Principal Amount	Value
Publishing/Printing - continued
The Reader's Digest Association, Inc. term loan 7.375% 3/2/14 (b)	$ 6,480,000	$ 6,480,000
Yell Group PLC term loan B1 7.32% 2/10/13 (b)	7,120,000	7,155,600
		34,155,403
Railroad - 0.6%
Helm Holding Corp. Tranche 1, term loan 7.86% 7/8/11 (b)	1,699,309	1,703,557
Kansas City Southern Railway Co. Tranche B, term loan 7.073% 4/28/13 (b)	11,158,271	11,172,218
		12,875,775
Restaurants - 0.7%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.2085% 7/25/12 (b)	3,600,968	3,627,975
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (b)	2,676,504	2,676,504
Del Taco Tranche B, term loan 7.6% 3/29/13 (b)	5,896,509	5,911,251
Landry's Seafood Restaurants, Inc. term loan 7.0808% 12/28/10 (b)	1,176,015	1,176,015
NPC International, Inc. term loan 7.1044% 5/3/13 (b)	2,258,333	2,252,688
		15,644,433
Services - 4.3%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (b)	5,000,000	4,900,000
Allied Security Holdings LLC term loan 8.35% 6/30/10 (b)	1,983,273	1,998,147
Aramark Corp.:
term loan 7.475% 1/26/14 (b)	21,189,636	21,295,584
7.445% 1/26/14 (b)	1,514,353	1,521,925
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (b)	9,522,020	9,510,117
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (b)	2,045,000	2,050,113
Coinmach Corp. Tranche B1, term loan 7.8769% 12/19/12 (b)	5,920,994	5,958,000
Coinstar, Inc. term loan 7.36% 7/1/11 (b)	745,892	749,622
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.875% 6/1/13 (b)	9,950,000	9,999,750
McJunkin Corp. term loan 7.6% 1/31/14 (b)	2,862,825	2,880,718
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (b)	3,970,000	4,019,625
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp.:
Credit-Linked Deposit 7.42% 3/4/11 (b)	$ 2,671,273	$ 2,691,308
term loan 7.606% 3/4/11 (b)	4,073,943	4,104,498
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.6% 1/31/13 (b)	1,270,799	1,273,976
United Rentals, Inc.:
term loan 7.32% 2/14/11 (b)	1,265,468	1,274,959
Tranche B, Credit-Linked Deposit 7.3219% 2/14/11 (b)	575,996	580,316
US Investigations Services, Inc.:
term loan 7.85% 10/14/12 (b)	6,402,500	6,434,513
term loan D 7.85% 10/14/12 (b)	716,400	719,982
West Corp. term loan 7.7524% 10/24/13 (b)	10,758,750	10,799,095
		92,762,248
Shipping - 0.3%
Baker Tanks, Inc. Tranche B, term loan 7.57% 11/23/12 (b)	811,160	815,216
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (b)	6,407,800	6,423,820
		7,239,036
Specialty Retailing - 1.8%
Buhrmann US, Inc. Class D1, term loan 7.0925% 12/23/10 (b)	4,987,500	4,999,969
Burlington Coat Factory Warehouse Corp. term loan 7.61% 5/28/13 (b)	4,912,500	4,851,094
GNC Corp. term loan 7.56% 9/16/13 (b)	6,580,000	6,580,000
Harbor Freight Tools USA, Inc. Tranche C, term loan 7.7013% 2/12/13 (b)	1,306,725	1,313,259
Orchard Supply Hardware LLC term loan 8.125% 12/21/13 (b)	5,665,800	5,722,458
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (b)	8,178,900	8,240,242
Sports Authority, Inc. Tranche B, term loan 7.6047% 5/3/13 (b)	5,860,713	5,853,387
		37,560,409
Steels - 0.0%
Tube City IMS Corp.:
term loan 9.5% 1/25/14 (b)	891,892	896,351
7.57% 1/25/14 (b)	108,108	108,649
		1,005,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Super Retail - 1.9%
FTD, Inc. term loan 7.36% 7/28/13 (b)	$ 540,550	$ 541,901
J. Crew Group, Inc. term loan 7.1526% 5/15/13 (b)	6,084,211	6,099,421
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (b)	11,720,625	11,823,180
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (b)	1,803,797	1,815,071
PETCO Animal Supplies, Inc. term loan 8.105% 10/26/13 (b)	10,573,500	10,626,368
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (b)	9,000,000	9,045,000
		39,950,941
Technology - 5.9%
Acxiom Corp. term loan 7.1117% 9/15/12 (b)	4,558,333	4,575,427
Advanced Micro Devices, Inc. term loan 7.57% 12/31/13 (b)	9,986,724	10,024,175
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (b)	4,549,925	4,572,674
Tranche B2, term loan 7.3196% 3/20/13 (b)	4,962,500	4,987,313
Eastman Kodak Co. term loan 7.57% 10/18/12 (b)	2,173,208	2,178,641
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (b)	14,950,000	14,968,688
Intergraph Corp. Tranche 1LN, term loan 7.86% 5/29/14 (b)	6,982,500	6,999,956
IPC Acquisition Corp. Class 2, term loan 11.875% 9/29/14 (b)	4,420,000	4,486,300
IPC Systems, Inc. Tranche B3 1LN, term loan 7.35% 9/29/13 (b)	229,425	230,859
ON Semiconductor Corp. term loan 7.1% 9/6/13 (b)	813,481	815,515
Open Solutions, Inc. term loan 7.485% 1/23/14 (b)	2,540,000	2,546,350
PGS Solutions, Inc. term loan 7.61% 2/14/13 (b)	540,000	544,050
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (b)	6,723,032	6,773,455
11.55% 12/21/07 (b)	5,510,000	5,510,000
Sanmina-SCI Corp. term loan 7.875% 1/31/08 (b)	6,880,000	6,897,200
Serena Software, Inc. term loan 7.61% 3/10/13 (b)	7,561,250	7,561,250
SS&C Technologies, Inc. term loan 7.8495% 11/23/12 (b)	2,221,473	2,232,581
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (b)	31,091,924	31,286,248
Targus Group International, Inc. Tranche 1B, term loan 8.87% 11/21/12 (b)	4,901,974	4,901,974
Floating Rate Loans (c) - continued
	Principal Amount	Value
Technology - continued
TTM Technologies, Inc. term loan 7.5886% 10/27/12 (b)	$ 3,750,000	$ 3,754,688
UGS Holdings, Inc. Tranche C, term loan 7.097% 3/31/12 (b)	408,276	407,766
		126,255,110
Telecommunications - 5.9%
Alaska Communications Systems Holding term loan:
7.1% 2/1/12 (b)	7,100,000	7,108,875
7.1% 2/1/12 (b)	1,000,000	1,001,250
American Cellular Corp.:
term loan 3/14/14 (d)	792,581	790,599
Tranche B, term loan 7.32% 3/14/14 (b)	7,397,419	7,406,666
Centennial Cellular Operating Co. LLC term loan 7.35% 2/9/11 (b)	4,000,000	4,020,000
Consolidated Communications, Inc. Tranche D, term loan 7.1023% 10/14/11 (b)	6,000,000	6,015,000
Crown Castle International Corp. Tranche B, term loan 6.8926% 3/6/14 (b)	5,190,000	5,196,488
Digicel International Finance Ltd. term loan 7.85% 3/30/12 (b)	5,000,000	5,006,250
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (b)	4,000,000	4,005,000
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (b)	7,980,000	8,059,800
Knology, Inc.:
term loan 7.57% 4/6/12 (b)	6,490,000	6,498,113
Tranche B, term loan 7.82% 6/29/10 (b)	989,319	994,266
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (b)	4,664,750	4,688,074
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (b)	21,000,000	21,026,250
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.61% 7/29/12 (b)	1,257,905	1,259,477
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (b)	9,950,000	9,999,750
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (b)	10,516,027	10,594,898
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (b)	5,770,000	5,813,275
Time Warner Telecom, Inc. Tranche B, term loan 7.32% 1/7/13 (b)	2,186,620	2,200,286
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
Wind Telecomunicazioni Spa term loan 12.61% 12/12/11 (b)	$ 7,518,292	$ 7,687,454
Windstream Corp. Tranche B1, term loan 6.85% 7/17/13 (b)	7,361,111	7,388,715
		126,760,486
Textiles & Apparel - 0.9%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.107% 9/5/13 (b)	4,630,357	4,650,638
Levi Strauss & Co. term loan 7.59% 4/14/14 (b)	15,000,000	14,831,250
William Carter Co. term loan 6.8502% 6/29/12 (b)	585,065	585,065
		20,066,953
TOTAL FLOATING RATE LOANS (Cost $1,830,522,043)		1,833,913,234
Nonconvertible Bonds - 10.9%

Air Transportation - 0.2%
Continental Airlines, Inc. 8.4731% 6/2/13 (b)	3,000,000	3,090,000
Automotive - 2.1%
Ford Motor Credit Co. 9.81% 4/15/12 (b)	18,700,000	19,822,000
General Motors Acceptance Corp.:
6.31% 7/16/07 (b)	17,400,000	17,400,000
6.5% 9/23/08 (b)	8,000,000	7,987,848
		45,209,848
Banks and Thrifts - 0.7%
Residential Capital LLC 5.84% 6/9/08 (b)	15,000,000	14,952,750
Broadcasting - 0.2%
Paxson Communications Corp. 8.61% 1/15/12 (a)(b)	5,000,000	5,100,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,854,688
Capital Goods - 0.3%
Esco Corp. 9.2299% 12/15/13 (a)(b)	5,250,000	5,420,625
Consumer Products - 0.0%
NPI Merger Corp. 9.4% 10/15/13 (a)(b)	260,000	266,500
Diversified Financial Services - 0.8%
Residential Capital Corp.:
6.4603% 4/17/09 (b)	5,000,000	4,981,410
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Residential Capital Corp.: - continued
6.725% 6/29/07 (b)	$ 5,000,000	$ 5,005,590
7.19% 4/17/09 (a)(b)	7,000,000	6,965,000
		16,952,000
Energy - 1.4%
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	6,000,000	6,375,000
Stone Energy Corp.:
6.75% 12/15/14	19,762,000	18,477,470
8.11% 7/15/10 (a)(b)	5,000,000	5,000,000
		29,852,470
Gaming - 0.2%
Chukchansi Economic Development Authority 8.8769% 11/15/12 (a)(b)	5,000,000	5,137,500
Healthcare - 0.1%
Ventas Realty LP 6.75% 4/1/17	1,000,000	1,028,750
Metals/Mining - 1.0%
FMG Finance Property Ltd. 9.36% 9/1/11 (a)(b)	6,000,000	6,292,500
Freeport-McMoRan Copper & Gold, Inc. 8.5463% 4/1/15 (b)	14,420,000	15,159,025
		21,451,525
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.86% 5/15/14 (a)(b)	310,000	315,425
Super Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 9.235% 10/1/11 (b)	7,000,000	7,280,000
Technology - 2.4%
Avago Technologies Finance Ltd. 10.86% 6/1/13 (b)	5,000,000	5,225,000
Conexant Systems, Inc. 9.11% 11/15/10 (a)(b)	2,710,000	2,791,300
Freescale Semiconductor, Inc. 9.2299% 12/15/14 (a)(b)	23,925,000	23,865,188
Nortel Networks Corp. 9.61% 7/15/11 (a)(b)	8,680,000	9,309,300
NXP BV 8.11% 10/15/13 (a)(b)	10,000,000	10,287,500
		51,478,288
Telecommunications - 1.0%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (a)(b)	5,000,000	5,093,750
Intelsat Ltd. 11.3544% 6/15/13 (a)(b)	2,000,000	2,135,000
Qwest Corp. 8.6049% 6/15/13 (b)	7,840,000	8,506,400
Rogers Communications, Inc. 8.4799% 12/15/10 (b)	6,000,000	6,127,500
		21,862,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (a)(b)	$ 1,880,000	$ 1,917,600
TOTAL NONCONVERTIBLE BONDS (Cost $230,830,881)		233,170,619
Cash Equivalents - 9.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $197,330,000)	$ 197,418,735	197,330,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $2,258,682,924)		2,264,413,853
NET OTHER ASSETS - (5.8)%		(123,517,505)
NET ASSETS - 100%		$ 2,140,896,348
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,272,188 or 4.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,211,733 and $8,191,658, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$197,330,000 due 4/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 11,022,736
BNP Paribas Securities Corp.	11,022,736
Banc of America Securities LLC	40,364,459
Bank of America, NA	11,022,736
Barclays Capital, Inc.	49,602,309
Bear Stearns & Co., Inc.	2,755,684
Citigroup Global Markets, Inc.	2,755,684
Countrywide Securities Corp.	27,556,839
UBS Securities LLC	35,164,312
WestLB AG	6,062,505
$ 197,330,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $197,330,000) - See accompanying schedule: Unaffiliated issuers (cost $2,258,682,924)		$ 2,264,413,853
Receivable for investments sold		30,943,213
Interest receivable		16,994,627
Total assets		2,312,351,693

Liabilities
Payable to custodian bank	$ 34,390,409
Payable for investments purchased	123,541,987
Distributions payable	13,518,528
Other payables and accrued expenses	4,421
Total liabilities		171,455,345

Net Assets		$ 2,140,896,348
Net Assets consist of:
Paid in capital		$ 2,135,165,419
Net unrealized appreciation (depreciation) on investments		5,730,929
Net Assets, for 21,247,196 shares outstanding		$ 2,140,896,348
Net Asset Value, offering price and redemption price per share ($2,140,896,348 ÷ 21,247,196 shares)		$ 100.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Interest (including $40,835 from affiliated interfund lending)		$ 69,727,470

Expenses
Custodian fees and expenses	$ 5,802
Independent directors' compensation	2,788
Total expenses before reductions	8,590
Expense reductions	(8,404)	186
Net investment income		69,727,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,452
Change in net unrealized appreciation (depreciation) on investment securities		6,709,130
Net gain (loss)		6,718,582
Net increase (decrease) in net assets resulting from operations		$ 76,445,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 69,727,284	$ 64,817,580
Net realized gain (loss)	9,452	(756,885)
Change in net unrealized appreciation (depreciation)	6,709,130	(3,619,545)
Net increase (decrease) in net assets resulting from operations	76,445,866	60,441,150
Distributions to partners from net investment income	(69,230,638)	(63,787,409)
Affiliated share transactions Proceeds from sales of shares	588,310,674	1,083,956,287
Cost of shares redeemed	-	(6,401,395)
Net increase (decrease) in net assets resulting from share transactions	588,310,674	1,077,554,892
Total increase (decrease) in net assets	595,525,902	1,074,208,633

Net Assets
Beginning of period	1,545,370,446	471,161,813
End of period	$ 2,140,896,348	$ 1,545,370,446
Other Information Shares
Sold	5,843,017	10,784,769
Redeemed	-	(63,705)
Net increase (decrease)	5,843,017	10,721,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Year ended September 30,	Period ended September 30,
	2007	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	3.785	6.947	4.001
Net realized and unrealized gain (loss)	.419	(.538)	.396
Total from investment operations	4.204	6.409	4.397
Distributions to partners from net investment income	(3.764)	(6.699)	(3.787)
Net asset value, end of period	$ 100.76	$ 100.32	$ 100.61
Total Return B, C	4.25%	6.57%	4.47%
Ratios to Average Net Assets F
Expenses before reductions	-% A, G	.01%	.03% A
Expenses net of fee waivers, if any	-% A, G	.01%	.03% A
Expenses net of all reductions	-% A, G	.01%	.03% A
Net investment income	7.55% A	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,140,896	$ 1,545,370	$ 471,162
Portfolio turnover rate	71% A	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 15, 2004 (commencement of operations) to September 30, 2005.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Floating Rate Central Fund (formerly Fidelity Floating Rate Central Investment Portfolio) (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,081,598
Unrealized depreciation	(4,278,824)
Net unrealized appreciation (depreciation)	$ 5,802,774
Cost for federal income tax purposes	$ 2,258,611,079

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayment of floating rate loans), other than short-term securities, aggregated $1,213,862,102 and $603,585,096, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 11,856,739	5.39%

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,788. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5,616.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007 the year ended September 30, 2006, and for the period from December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2007 and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007 and for the year ended September 30, 2006, and for the period December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2007

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® High Income
Central Fund 1

(formerly Fidelity High Income
Central Investment Portfolio 1)

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

HP1-SANN-0507 461687.1.0
1.807410.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,071.90	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0022%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of March 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	2.8	2.9
Intelsat Ltd.	2.2	1.9
Ford Motor Credit Co.	2.2	1.8
General Motors Acceptance Corp.	1.9	2.4
Level 3 Financing, Inc.	1.7	0.4
	10.8
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	8.8	5.6
Energy	8.6	8.9
Healthcare	7.2	5.2
Metals/Mining	5.8	4.8
Technology	5.6	7.7
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
AAA,AA,A 1.4%	AAA,AA,A 1.5%
BBB 0.5%	BBB 0.7%
BB 33.7%	BB 34.2%
B 47.1%	B 49.6%
CCC,CC,C 12.4%	CCC,CC,C 9.8%
Not Rated 3.8%	Not Rated 2.2%
Equities 0.5%	Equities 0.4%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2007*		As of September 30, 2006**
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 89.9%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.2%
	Common Stocks 0.2%		Common Stocks 0.4%
	Floating Rate Loans 9.2%		Floating Rate Loans 7.7%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	15.5%	** Foreign investments	17.3%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.6%
	Principal Amount	Value
Aerospace - 1.8%
Bombardier, Inc.:
7.45% 5/1/34 (d)	$ 1,210,000	$ 1,137,400
8% 11/15/14 (d)	570,000	588,525
L-3 Communications Corp.:
5.875% 1/15/15	805,000	782,863
7.625% 6/15/12	3,795,000	3,923,081
Primus International, Inc. 11.5% 4/15/09 (d)	3,735,000	3,977,775
Transdigm, Inc. 7.75% 7/15/14 (d)	570,000	588,525
		10,998,169
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,639,395
8.608% 10/1/12	390,000	412,425
Continental Airlines, Inc.:
6.903% 4/19/22	300,000	302,250
7.339% 4/19/14	490,000	494,900
7.875% 7/2/18	421,989	438,869
9.558% 9/1/19	736,871	816,084
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	447,908	456,866
7.73% 9/15/12	225,932	229,321
8.312% 10/2/12	139,202	141,290
8.388% 5/1/22	258,033	272,225
9.798% 4/1/21	2,229,583	2,469,263
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	380,000	211,850
8.3% 12/15/29 (b)	1,445,000	811,079
10% 8/15/08 (b)	455,000	245,700
		8,941,517
Automotive - 4.5%
Ford Motor Co.:
7.45% 7/16/31	815,000	630,606
9.98% 2/15/47	630,000	565,425
Ford Motor Credit Co.:
7% 10/1/13	2,990,000	2,803,125
7.25% 10/25/11	3,335,000	3,241,297
8% 12/15/16	1,260,000	1,215,900
8.11% 1/13/12 (e)	2,440,000	2,385,100
10.6049% 6/15/11 (d)(e)	3,542,000	3,763,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 2,760,000	$ 2,704,800
6.875% 9/15/11	2,460,000	2,441,550
8% 11/1/31	6,145,000	6,590,513
GMAC LLC 6% 12/15/11	1,190,000	1,149,838
		27,491,529
Banks and Thrifts - 1.4%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	815,000	782,400
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	810,000	785,700
		1,568,100
Building Materials - 0.6%
Anixter International, Inc. 5.95% 3/1/15	1,765,000	1,659,100
Belden CDT, Inc. 7% 3/15/17 (d)	970,000	991,825
General Cable Corp.:
7.125% 4/1/17 (d)	250,000	251,250
7.725% 4/1/15 (d)(e)	650,000	650,813
		3,552,988
Cable TV - 3.0%
Cablevision Systems Corp. 9.87% 4/1/09 (e)	955,000	1,011,106
Charter Communications Holdings I LLC:
9.92% 4/1/14	2,730,000	2,429,700
10% 5/15/14	1,330,000	1,183,700
11.125% 1/15/14	735,000	692,738
12.125% 1/15/15	1,575,000	1,535,625
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	578,875
EchoStar Communications Corp.:
6.625% 10/1/14	595,000	598,749
7% 10/1/13	3,225,000	3,313,688
7.125% 2/1/16	495,000	511,088
Kabel Deutschland GmbH 10.625% 7/1/14	930,000	1,036,950
NTL Cable PLC:
8.75% 4/15/14	1,160,000	1,206,400
9.125% 8/15/16	250,000	263,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	3,580,000	3,566,754
		17,929,123
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 1.6%
Case New Holland, Inc. 7.125% 3/1/14	$ 2,345,000	$ 2,444,663
Leucadia National Corp.:
7% 8/15/13	655,000	658,275
7.125% 3/15/17 (d)	3,560,000	3,542,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,299,700
		9,944,838
Chemicals - 3.6%
Chemtura Corp. 6.875% 6/1/16	875,000	870,625
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	2,210,000	2,038,725
Series B, 0% 10/1/14 (c)	1,355,000	1,249,988
Equistar Chemicals LP 7.55% 2/15/26	1,015,000	999,775
Lyondell Chemical Co.:
8% 9/15/14	1,360,000	1,428,000
8.25% 9/15/16	1,360,000	1,451,800
Momentive Performance Materials, Inc. 9.75% 12/1/14 (d)	3,800,000	3,928,250
Nalco Co. 7.75% 11/15/11	655,000	677,106
Nell AF Sarl 8.375% 8/15/15 (d)	4,245,000	4,425,413
Phibro Animal Health Corp.:
10% 8/1/13 (d)	1,120,000	1,192,800
13% 8/1/14 (d)	660,000	706,200
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,960,000	3,137,600
		22,106,282
Consumer Products - 0.5%
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,790,150
Containers - 0.9%
BWAY Corp. 10% 10/15/10	3,370,000	3,530,075
Greif Brothers Corp. 6.75% 2/1/17 (d)	1,780,000	1,793,350
		5,323,425
Diversified Financial Services - 0.9%
E*TRADE Financial Corp.:
7.375% 9/15/13	870,000	902,625
7.875% 12/1/15	695,000	749,731
8% 6/15/11	1,820,000	1,915,550
NSG Holdings II, LLC 7.75% 12/15/25 (d)	1,620,000	1,664,550
		5,232,456
Diversified Media - 1.4%
Affinion Group, Inc. 11.5% 10/15/15	1,845,000	2,029,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
LBI Media Holdings, Inc. 0% 10/15/13 (c)	$ 1,330,000	$ 1,157,100
LBI Media, Inc. 10.125% 7/15/12	895,000	939,750
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(d)	1,200,000	840,000
10% 8/1/14 (d)	1,310,000	1,427,900
Quebecor Media, Inc. 7.75% 3/15/16	2,110,000	2,133,738
		8,527,988
Electric Utilities - 2.4%
AES Corp. 9.375% 9/15/10	409,000	445,810
AES Gener SA 7.5% 3/25/14	1,915,000	2,034,688
Aquila, Inc. 14.875% 7/1/12	4,555,000	5,921,500
NRG Energy, Inc.:
7.25% 2/1/14	500,000	511,875
7.375% 2/1/16	750,000	770,625
7.375% 1/15/17	500,000	511,250
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,081,334	1,086,741
Utilicorp Canada Finance Corp. 7.75% 6/15/11	2,995,000	3,163,469
Utilicorp United, Inc. 9.95% 2/1/11 (e)	36,000	39,330
		14,485,288
Energy - 7.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,395,000	3,479,875
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	2,034,625
8.875% 2/1/17 (d)	770,000	777,700
Chesapeake Energy Corp.:
6.5% 8/15/17	3,455,000	3,398,856
6.625% 1/15/16	305,000	305,763
7.5% 6/15/14	2,055,000	2,147,475
7.75% 1/15/15	1,590,000	1,655,588
Complete Production Services, Inc. 8% 12/15/16 (d)	1,770,000	1,814,250
Forest Oil Corp.:
7.75% 5/1/14	625,000	632,813
8% 12/15/11	625,000	648,438
Hanover Compressor Co. 8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	553,725
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (d)	2,500,000	2,468,750
OPTI Canada, Inc. 8.25% 12/15/14 (d)	1,510,000	1,570,400
Pan American Energy LLC 7.75% 2/9/12 (d)	1,630,000	1,672,788
Parker Drilling Co.:
9.625% 10/1/13	2,045,000	2,218,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Parker Drilling Co.: - continued
10.11% 9/1/10 (e)	$ 2,297,000	$ 2,342,940
Petrohawk Energy Corp. 9.125% 7/15/13	675,000	718,065
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	713,250
Plains Exploration & Production Co. 7% 3/15/17	1,790,000	1,796,713
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,800,000	1,773,000
7.375% 7/15/13	5,235,000	5,365,875
Seitel, Inc. 9.75% 2/15/14 (d)	1,880,000	1,903,500
SESI LLC 6.875% 6/1/14	705,000	701,475
Stone Energy Corp. 6.75% 12/15/14	785,000	733,975
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	1,850,000	1,882,375
Williams Companies, Inc. 6.375% 10/1/10 (d)	365,000	370,931
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (d)	1,210,000	1,282,600
		48,104,070
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	1,175,000	1,198,500
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	265,000	259,369
6.875% 6/1/17	2,015,000	2,020,038
7.125% 5/15/16	220,000	223,850
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	3,795,000	3,804,488
7.4% 9/15/35	260,000	249,600
		6,557,345
Food and Drug Retail - 1.1%
Albertsons, Inc.:
7.45% 8/1/29	1,610,000	1,583,810
7.75% 6/15/26	265,000	271,625
Rite Aid Corp. 7.5% 3/1/17	3,760,000	3,708,300
SUPERVALU, Inc. 7.5% 11/15/14	1,300,000	1,359,007
		6,922,742
Food/Beverage/Tobacco - 1.4%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,145,000	3,270,800
Pierre Foods, Inc. 9.875% 7/15/12	400,000	410,000
Reynolds American, Inc. 7.3% 7/15/15	3,220,000	3,360,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Swift & Co.:
10.125% 10/1/09	$ 1,010,000	$ 1,040,300
12.5% 1/1/10	550,000	577,500
		8,659,475
Gaming - 5.3%
Chukchansi Economic Development Authority 8.8769% 11/15/12 (d)(e)	740,000	760,350
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,179,863
MGM Mirage, Inc.:
6.625% 7/15/15	2,420,000	2,338,325
6.75% 9/1/12	575,000	573,563
6.75% 4/1/13	1,750,000	1,728,125
6.875% 4/1/16	1,535,000	1,492,788
7.625% 1/15/17	2,655,000	2,698,144
Mohegan Tribal Gaming Authority:
7.125% 8/15/14	840,000	852,600
8% 4/1/12	625,000	649,219
MTR Gaming Group, Inc. 9.75% 4/1/10	1,165,000	1,223,250
Park Place Entertainment Corp. 7% 4/15/13	1,185,000	1,257,581
Scientific Games Corp. 6.25% 12/15/12	1,450,000	1,410,125
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (d)(e)	665,000	678,300
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	3,210,000	3,234,075
7.25% 5/1/12	945,000	952,088
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (d)	535,000	551,050
9.1488% 2/1/14 (d)(e)	750,000	761,250
Station Casinos, Inc. 6.875% 3/1/16	345,000	316,538
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	1,250,000	975,000
9% 1/15/12	2,920,000	3,007,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,115,000	5,191,725
		31,831,559
Healthcare - 7.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (d)(e)	640,000	640,000
AmeriPath, Inc. 10.5% 4/1/13	1,045,000	1,118,150
CDRV Investors, Inc. 0% 1/1/15 (c)	3,735,000	3,202,763
Concentra Operating Corp.:
9.125% 6/1/12	915,000	976,763
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10	$ 2,110,000	$ 2,226,050
HCA, Inc.:
6.5% 2/15/16	880,000	746,900
9.125% 11/15/14 (d)	1,200,000	1,279,500
9.25% 11/15/16 (d)	1,210,000	1,302,263
9.625% 11/15/16 pay-in-kind (d)	960,000	1,035,600
HealthSouth Corp. 10.75% 6/15/16 (d)	2,310,000	2,535,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,580,000	2,657,400
Multiplan, Inc. 10.375% 4/15/16 (d)	1,530,000	1,568,250
National Mentor Holdings, Inc. 11.25% 7/1/14	615,000	671,888
Omega Healthcare Investors, Inc. 7% 4/1/14	6,700,000	6,775,375
Rural/Metro Corp. 9.875% 3/15/15	1,080,000	1,147,500
Service Corp. International:
6.75% 4/1/15 (d)	1,470,000	1,473,675
7.375% 10/1/14	800,000	830,000
7.5% 4/1/27 (d)	1,790,000	1,794,475
7.625% 10/1/18	570,000	602,775
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	3,140,000	3,312,700
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (d)(e)	1,920,000	1,934,400
Ventas Realty LP:
6.5% 6/1/16	1,510,000	1,540,200
6.625% 10/15/14	1,675,000	1,704,313
6.75% 4/1/17	1,015,000	1,044,181
		42,120,346
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	505,000	497,425
7.125% 2/15/13 (d)	2,750,000	2,708,750
8.125% 6/1/12	3,370,000	3,437,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	940,000	820,150
8.875% 4/1/12	1,195,000	1,200,975
KB Home 7.75% 2/1/10	660,000	673,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Technical Olympic USA, Inc.:
7.5% 3/15/11	$ 260,000	$ 189,800
10.375% 7/1/12	260,000	195,000
		9,722,700
Hotels - 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,815,000	1,883,063
Host Marriott LP 7.125% 11/1/13	3,220,000	3,292,450
		5,175,513
Insurance - 0.2%
UnumProvident Corp. 7.375% 6/15/32	405,000	431,765
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	540,000	565,650
		997,415
Leisure - 1.4%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,271,290
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,629,000	1,466,100
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	268,125
10.11% 5/1/10 (e)	4,260,000	4,393,125
		8,398,640
Metals/Mining - 5.6%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,191,400
Compass Minerals International, Inc.:
0% 12/15/12 (c)	805,000	813,050
0% 6/1/13 (c)	8,345,000	8,094,650
Drummond Co., Inc. 7.375% 2/15/16 (d)	4,540,000	4,335,700
FMG Finance Property Ltd.:
9.36% 9/1/11 (d)(e)	1,130,000	1,185,088
10% 9/1/13 (d)	815,000	886,313
10.625% 9/1/16 (d)	110,000	127,463
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,260,000	1,354,500
8.375% 4/1/17	1,260,000	1,360,800
8.5463% 4/1/15 (e)	1,260,000	1,324,575
Massey Energy Co. 6.875% 12/15/13	3,200,000	3,040,000
Peabody Energy Corp.:
7.375% 11/1/16	1,160,000	1,215,100
7.875% 11/1/26	845,000	902,038
PNA Group, Inc. 10.75% 9/1/16 (d)	1,630,000	1,744,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (d)(e)	$ 620,000	$ 623,100
Vedanta Resources PLC 6.625% 2/22/10 (d)	3,475,000	3,479,518
		33,677,395
Paper - 1.7%
Catalyst Paper Corp. 8.625% 6/15/11	370,000	375,550
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,790,000	3,790,000
8.875% 5/15/31	1,950,000	2,067,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	985,000	957,913
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	1,890,000	1,847,475
Stone Container Finance Co. 7.375% 7/15/14	1,435,000	1,377,600
		10,415,538
Publishing/Printing - 0.9%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	1,595,000	1,666,775
Scholastic Corp. 5% 4/15/13	830,000	732,475
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	1,090,000	1,049,125
Valassis Communications, Inc. 8.25% 3/1/15 (d)	1,830,000	1,802,550
		5,250,925
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,865,000	1,906,963
Restaurants - 1.7%
Carrols Corp. 9% 1/15/13	3,040,000	3,116,000
Friendly Ice Cream Corp. 8.375% 6/15/12	4,110,000	4,027,800
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,406,875
		10,550,675
Services - 3.6%
Aramark Corp.:
8.5% 2/1/15 (d)	760,000	787,550
8.86% 2/1/15 (d)(e)	440,000	452,100
Ashtead Capital, Inc. 9% 8/15/16 (d)	1,400,000	1,501,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	1,050,000	1,065,750
7.75% 5/15/16 (d)	2,260,000	2,305,200
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	320,000	347,200
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,646,419
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
FTI Consulting, Inc.: - continued
7.75% 10/1/16	$ 1,165,000	$ 1,220,338
Hertz Corp.:
8.875% 1/1/14	250,000	267,500
10.5% 1/1/16	250,000	283,750
Iron Mountain, Inc.:
8.25% 7/1/11	1,610,000	1,614,025
8.625% 4/1/13	3,885,000	3,982,125
Penhall International Corp. 12% 8/1/14 (d)	520,000	566,800
Rental Service Corp. 9.5% 12/1/14 (d)	1,230,000	1,306,875
Rural/Metro Corp. 0% 3/15/16 (c)	2,860,000	2,288,000
United Rentals North America, Inc. 7% 2/15/14	1,910,000	1,910,000
		21,545,132
Shipping - 5.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (d)	2,090,000	2,173,600
OMI Corp. 7.625% 12/1/13	5,645,000	5,729,675
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	130,000	132,600
8.25% 3/15/13	855,000	889,200
Ship Finance International Ltd. 8.5% 12/15/13	16,800,000	17,219,971
Teekay Shipping Corp. 8.875% 7/15/11	4,840,000	5,178,800
		31,323,846
Specialty Retailing - 0.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17 (d)	360,000	360,000
Steels - 1.1%
RathGibson, Inc. 11.25% 2/15/14	2,930,000	3,091,150
Steel Dynamics, Inc. 6.75% 4/1/15 (d)	3,580,000	3,588,950
		6,680,100
Super Retail - 3.0%
Michaels Stores, Inc.:
10% 11/1/14 (d)	1,950,000	2,088,938
11.375% 11/1/16 (d)	880,000	948,200
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	5,469,700
Nebraska Book Co., Inc. 8.625% 3/15/12	4,740,000	4,787,400
Sonic Automotive, Inc. 8.625% 8/15/13	3,910,000	4,066,400
Toys 'R' US, Inc. 7.625% 8/1/11	630,000	597,713
		17,958,351
Technology - 5.6%
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,145,000	1,239,463
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Avago Technologies Finance Ltd.: - continued
10.86% 6/1/13 (e)	$ 880,000	$ 919,600
11.875% 12/1/15	620,000	695,950
Celestica, Inc. 7.875% 7/1/11	3,245,000	3,147,650
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (d)	1,900,000	1,902,470
9.125% 12/15/14 pay-in-kind (d)	1,645,000	1,632,663
9.2299% 12/15/14 (d)(e)	1,270,000	1,266,825
10.125% 12/15/16 (d)	2,150,000	2,155,375
IKON Office Solutions, Inc. 7.75% 9/15/15	1,185,000	1,226,475
Lucent Technologies, Inc.:
6.45% 3/15/29	2,870,000	2,586,588
6.5% 1/15/28	2,150,000	1,940,375
Nortel Networks Corp. 10.125% 7/15/13 (d)	270,000	298,350
Northern Telecom Capital Corp. 7.875% 6/15/26	375,000	360,938
NXP BV:
7.875% 10/15/14 (d)	1,625,000	1,675,781
8.11% 10/15/13 (d)(e)	1,290,000	1,327,088
9.5% 10/15/15 (d)	1,420,000	1,464,375
Seagate Technology HDD Holdings 6.8% 10/1/16	1,025,000	1,025,000
SunGard Data Systems, Inc.:
9.125% 8/15/13	945,000	1,004,063
10.25% 8/15/15	1,035,000	1,128,150
Xerox Capital Trust I 8% 2/1/27	7,005,000	7,145,100
		34,142,279
Telecommunications - 7.5%
Digicel Group Ltd. 8.875% 1/15/15 (d)	1,000,000	970,000
Digicel Ltd. 9.25% 9/1/12 (d)	2,080,000	2,199,600
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (d)(e)	2,130,000	2,169,938
Intelsat Ltd.:
6.5% 11/1/13	6,485,000	5,739,225
7.625% 4/15/12	4,580,000	4,396,800
11.25% 6/15/16 (d)	3,050,000	3,454,125
Level 3 Financing, Inc.:
8.75% 2/15/17 (d)	1,570,000	1,581,775
9.15% 2/15/15 (d)(e)	1,880,000	1,894,100
9.25% 11/1/14 (d)	4,295,000	4,413,113
12.25% 3/15/13	2,005,000	2,345,850
MetroPCS Wireless, Inc. 9.25% 11/1/14 (d)	1,400,000	1,480,500
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,303,000	1,377,923
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	1,260,000	1,237,774
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
PanAmSat Corp. 9% 8/15/14	$ 1,580,000	$ 1,706,400
Qwest Corp.:
7.5% 10/1/14	1,720,000	1,814,600
8.6049% 6/15/13 (e)	5,760,000	6,249,600
U.S. West Communications:
6.875% 9/15/33	520,000	507,000
7.5% 6/15/23	1,345,000	1,361,813
Windstream Corp. 8.625% 8/1/16	500,000	546,900
		45,447,036
Textiles & Apparel - 0.9%
Hanesbrands, Inc. 8.735% 12/15/14 (d)(e)	880,000	897,600
Levi Strauss & Co.:
8.875% 4/1/16	4,150,000	4,440,500
10.11% 4/1/12 (e)	415,000	423,300
		5,761,400
TOTAL NONCONVERTIBLE BONDS (Cost $526,093,499)		542,344,898
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2173% 8/1/24 (d)(e) (Cost $602,658)	710,840	642,315
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	1,053,004
Nonconvertible Preferred Stocks - 0.3%

Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $1,881,450)	1,665	1,964,700
Floating Rate Loans - 9.2%
	Principal Amount	Value
Aerospace - 0.0%
Transdigm, Inc. term loan 7.3479% 6/23/13 (e)	$ 30,000	$ 30,338
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (e)	3,380,000	3,371,550
Auto Parts Distribution - 0.6%
Navistar International Corp.:
term loan 8.61% 1/19/12 (e)	850,667	861,300
8.4244% 1/19/12 (e)	309,333	313,200
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (e)	2,573,550	2,579,984
		3,754,484
Automotive - 1.1%
Ford Motor Co. term loan 8.36% 12/15/13 (e)	6,413,925	6,429,960
Broadcasting - 0.3%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.57% 9/16/14 (e)	1,785,235	1,783,003
Tranche DD 1LN, term loan 9/16/14 (g)	114,765	114,622
		1,897,625
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (e)	3,320,000	3,311,700
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (e)	4,992,275	5,004,756
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (e)	2,110,000	2,111,319
		10,427,775
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (e)	75,385	75,667
term loan 7.099% 4/2/14 (e)	414,615	416,170
		491,837
Diversified Financial Services - 0.6%
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (e)	3,324,206	3,349,138
Electric Utilities - 0.3%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (e)	752,000	757,640
Tranche DD, term loan 2/28/14 (g)	877,333	883,913
7.57% 2/28/14 (e)	250,667	252,547
		1,894,100
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (e)	$ 292,376	$ 291,645
term loan 8.35% 3/30/14 (e)	2,227,624	2,222,055
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	1,590,000	1,623,788
8.975% 4/1/14 (e)	300,000	304,875
		4,442,363
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (e)	373,420	375,754
Gaming - 0.3%
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (e)	1,393,750	1,379,813
Class DD, term loan 8.3467% 9/1/13 (e)(g)	724,750	717,503
		2,097,316
Healthcare - 0.2%
Stiefel Laboratories, Inc. term loan:
7.5927% 12/28/13 (e)	280,000	281,750
10.355% 6/28/14 (e)	970,000	984,550
		1,266,300
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (e)	1,478,195	1,483,738
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (e)	3,700,488	3,714,365
Services - 0.6%
Penhall International Corp. term loan 12.8237% 3/21/12 (e)	940,000	921,200
RiskMetrics Group Holdings LLC term loan:
7.6% 1/11/14 (e)	1,280,000	1,288,000
10.85% 7/11/14 (e)	270,000	274,050
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (e)	1,250,000	1,265,625
		3,748,875
Telecommunications - 1.0%
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (e)	2,800,000	2,803,500
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (e)	$ 700,000	$ 700,875
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (e)	2,650,000	2,653,313
		6,157,688
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.59% 4/14/14 (e)	1,040,000	1,028,300
TOTAL FLOATING RATE LOANS (Cost $55,769,826)		55,961,506
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $11,716,000)	$ 11,721,268	11,716,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $601,897,567)		613,682,423
NET OTHER ASSETS - (1.3)%		(8,075,276)
NET ASSETS - 100%		$ 605,607,147
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,396,326 or 23.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,053,004 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,410,223 and $1,412,479, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,716,000 due 4/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 654,449
BNP Paribas Securities Corp.	654,449
Banc of America Securities LLC	2,396,544
Bank of America, NA	654,449
Barclays Capital, Inc.	2,945,018
Bear Stearns & Co., Inc.	163,612
Citigroup Global Markets, Inc.	163,612
Countrywide Securities Corp.	1,636,122
UBS Securities LLC	2,087,798
WestLB AG	359,947
$ 11,716,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.5%
Bermuda	6.1%
Canada	2.3%
Marshall Islands	2.2%
Luxembourg	1.1%
Others (individually less than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $11,716,000) - See accompanying schedule: Unaffiliated issuers (cost $601,897,567)		$ 613,682,423
Cash		358,797
Receivable for investments sold		7,086,180
Interest receivable		11,093,126
Other receivables		82,950
Total assets		632,303,476

Liabilities
Payable for investments purchased	$ 22,571,166
Distributions payable	4,119,764
Other payables and accrued expenses	5,399
Total liabilities		26,696,329

Net Assets		$ 605,607,147
Net Assets consist of:
Paid in capital		$ 593,822,291
Net unrealized appreciation (depreciation) on investments		11,784,856
Net Assets, for 5,986,356 shares outstanding		$ 605,607,147
Net Asset Value, offering price and redemption price per share ($605,607,147 ÷ 5,986,356 shares)		$ 101.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Interest (including $18,396 from affiliated interfund lending)		$ 25,005,824

Expenses
Custodian fees and expenses	$ 6,531
Independent directors' compensation	964
Total expenses before reductions	7,495
Expense reductions	(4,653)	2,842
Net investment income		25,002,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,443,161
Change in net unrealized appreciation (depreciation) on investment securities		12,244,730
Net gain (loss)		16,687,891
Net increase (decrease) in net assets resulting from operations		$ 41,690,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,002,982	$ 72,200,220
Net realized gain (loss)	4,443,161	13,027,520
Change in net unrealized appreciation (depreciation)	12,244,730	(9,973,872)
Net increase (decrease) in net assets resulting from operations	41,690,873	75,253,868
Distributions to partners from net investment income	(24,246,380)	(70,239,735)
Affiliated share transactions Proceeds from sales of shares	62,067,727	101,842,077
Cost of shares redeemed	(62,067,828)	(566,791,910)
Net increase (decrease) in net assets resulting from share transactions	(101)	(464,949,833)
Total increase (decrease) in net assets	17,444,392	(459,935,700)

Net Assets
Beginning of period	588,162,755	1,048,098,455
End of period	$ 605,607,147	$ 588,162,755
Other Information Shares
Sold	616,118	1,052,969
Redeemed	(616,119)	(5,838,119)
Net increase (decrease)	(1)	(4,785,150)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Year ended September 30,	Period ended September 30,
	(Unaudited)	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	4.177	7.858	6.548
Net realized and unrealized gain (loss)	2.783	.757	(2.855)
Total from investment operations	6.960	8.615	3.693
Distributions to partners from net investment income	(4.050)	(7.665)	(6.393)
Net asset value, end of period	$ 101.16	$ 98.25	$ 97.30
Total Return B, C	7.19%	9.23%	3.83%
Ratios to Average Net Assets F
Expenses before reductions	-% A, G	.01%	.01% A
Expenses net of fee waivers, if any	-% A, G	.01%	.01% A
Expenses net of all reductions	-% A, G	.01%	.01% A
Net investment income	8.36% A	8.07%	7.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 605,607	$ 588,163	$ 1,048,098
Portfolio turnover rate	73% A	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2004 (commencement of operations) to September 30, 2005.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) (formerly Fidelity High Income Central Investment Portfolio 1) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,674,097
Unrealized depreciation	(7,471,363)
Net unrealized appreciation (depreciation)	$ 13,202,734
Cost for federal income tax purposes	$ 600,479,689

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $218,709,156 and $213,799,126, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 8,775,929	5.39%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $964. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,689.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® Tactical Income
Central Fund

(formerly Fidelity Tactical Income
Central Investment Portfolio)

Semiannual Report

March 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

TP1-SANN-0507 461662.1.0
1.807412.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,028.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0028%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and it pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S. Government and U.S. Government Agency Obligations 55.8%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 20.4%	AAA 13.0%
AA 8.8%	AA 5.6%
A 6.9%	A 6.9%
BBB 16.8%	BBB 19.4%
BB and Below 2.2%	BB and Below 1.5%
Not Rated 1.0%	Not Rated 2.6%
Short-Term Investments and Net Other Assets*** (11.9)%	Short-Term Investments and Net Other Assets*** (9.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Duration as of March 31, 2007
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Corporate Bonds 26.1%		Corporate Bonds 25.6%
	U.S. Government and U.S. Government Agency Obligations 55.8%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 10.8%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 18.5%		CMOs and Other Mortgage Related Securities 13.3%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.5%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets*** (11.9)%		Short-Term Investments and Net Other Assets*** (9.4)%
* Foreign investments	8.6%	** Foreign investments	7.9%
* Futures and Swaps	18.1%	** Futures and Swaps	12.2%

***Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,766,800
5.875% 3/15/11	12,095,000	12,326,789
		20,093,589
Automobiles - 0.2%
Ford Motor Co.:
6.375% 2/1/29	1,750,000	1,246,875
6.625% 10/1/28	1,115,000	805,588
7.45% 7/16/31	12,780,000	9,888,525
		11,940,988
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	5,950,000	5,897,027
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	12,930,000	12,286,603
5.5% 3/15/11	5,020,000	5,074,914
Cox Communications, Inc.:
6.45% 12/1/36 (a)	8,335,000	8,389,144
7.125% 10/1/12	8,325,000	8,975,041
Gannett Co., Inc. 5.56% 5/26/09 (d)	7,745,000	7,750,027
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,823,550
8.25% 2/1/30	8,580,000	8,577,503
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,187,388
News America, Inc. 6.2% 12/15/34	5,575,000	5,407,471
Time Warner, Inc. 6.5% 11/15/36	5,950,000	5,933,156
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,255,638
Viacom, Inc. 5.75% 4/30/11	7,510,000	7,613,067
		78,273,502
TOTAL CONSUMER DISCRETIONARY		116,205,106
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,564,595
Food & Staples Retailing - 0.0%
CVS Corp. 6.036% 12/10/28 (a)	2,480,324	2,508,624
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	$ 4,290,000	$ 4,364,131
TOTAL CONSUMER STAPLES		10,437,350
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	3,830,000	3,906,458
Oil, Gas & Consumable Fuels - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,153,194
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,781,060
6.25% 2/15/13	4,500,000	4,606,983
El Paso Energy Corp. 7.75% 1/15/32	1,990,000	2,189,000
Kinder Morgan Finance Co. ULC:
5.35% 1/5/11	11,103,000	10,939,619
5.7% 1/5/16	3,200,000	3,000,342
Nakilat, Inc. 6.067% 12/31/33 (a)	12,950,000	12,490,016
Pemex Project Funding Master Trust 5.75% 12/15/15	30,415,000	30,475,830
Plains All American Pipeline LP 6.65% 1/15/37 (a)	5,900,000	5,997,999
		77,634,043
TOTAL ENERGY		81,540,501
FINANCIALS - 12.1%
Capital Markets - 2.6%
Ameriprise Financial, Inc. 7.518% 6/1/66 (d)	3,630,000	3,917,964
Goldman Sachs Group, Inc. 5.25% 10/15/13	31,025,000	30,722,165
Janus Capital Group, Inc. 5.875% 9/15/11	3,763,000	3,809,789
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,672,768
JPMorgan Chase Capital XX 6.55% 9/29/36	33,305,000	33,084,121
Lazard Group LLC 7.125% 5/15/15	8,210,000	8,655,672
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,590,000	5,454,068
Morgan Stanley:
4.75% 4/1/14	4,300,000	4,084,084
5.66% 1/9/14 (d)	18,765,000	18,742,632
6.6% 4/1/12	20,400,000	21,591,442
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	4,293,037
		137,027,742
Commercial Banks - 2.4%
Bank of America NA 6% 10/15/36	24,830,000	24,863,645
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	$ 1,485,000	$ 1,457,410
5.125% 2/14/11	11,295,000	11,277,064
5.25% 2/10/14 (a)	2,560,000	2,539,510
HSBC Holdings PLC 6.5% 5/2/36	5,385,000	5,691,455
KeyCorp Capital Trust VII 5.7% 6/15/35	10,000,000	9,248,050
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,465,842
4.75% 7/20/09	3,520,000	3,488,288
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,669,676
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(d)	5,630,000	5,716,663
Wachovia Bank NA:
4.875% 2/1/15	13,550,000	13,067,132
5.85% 2/1/37	15,555,000	15,167,976
Wells Fargo Bank NA 5.95% 8/26/36	19,963,000	20,189,021
		124,841,732
Consumer Finance - 0.6%
General Electric Capital Corp.:
5.4% 2/15/17	7,865,000	7,871,740
5.5% 4/28/11	19,255,000	19,555,744
HSBC Finance Corp. 5.7% 6/1/11	1,575,000	1,599,019
		29,026,503
Diversified Financial Services - 2.0%
AGFC Capital Trust I 6% 1/15/67 (a)(d)	1,140,000	1,141,546
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,551,528
7.8% 2/15/10	10,994,000	11,789,977
Citigroup, Inc. 6.125% 8/25/36	11,755,000	11,939,565
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(d)	3,480,000	3,561,676
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,010,000	5,956,271
5.6% 6/1/11	26,510,000	26,957,621
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	5,035,000	5,129,910
Prime Property Funding, Inc. 5.5% 1/15/14 (a)	4,295,000	4,315,981
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(d)	$ 3,000,000	$ 3,053,214
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	2,500,000	2,499,695
		100,896,984
Insurance - 0.5%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,587,065
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(d)	3,984,000	4,157,663
Lincoln National Corp. 7% 5/17/66 (d)	5,355,000	5,611,521
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	9,370,000	9,198,923
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,545,000	3,592,620
		28,147,792
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	4,780,000	4,901,125
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,800,733
5.25% 5/1/15	2,290,000	2,260,791
Brandywine Operating Partnership LP:
5.625% 12/15/10	5,260,000	5,326,066
5.75% 4/1/12	2,055,000	2,085,196
Colonial Properties Trust:
4.75% 2/1/10	4,450,000	4,386,926
5.5% 10/1/15	16,890,000	16,586,402
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,817,034
4.625% 8/1/10	370,000	362,782
5% 5/3/10	3,280,000	3,256,810
5.25% 4/15/11	1,855,000	1,848,572
5.375% 10/15/12	1,825,000	1,824,046
Duke Realty LP:
5.5% 3/1/16	3,680,000	3,656,812
5.95% 2/15/17	2,025,000	2,072,622
Equity One, Inc. 6.25% 1/15/17	2,250,000	2,303,629
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,549,806
6% 7/15/12	1,635,000	1,679,258
6.2% 1/15/17	1,240,000	1,284,739
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	3,570,000	3,502,684
HRPT Properties Trust 5.75% 11/1/15	1,115,000	1,123,257
Liberty Property LP 5.5% 12/15/16	3,150,000	3,128,070
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP:
5.05% 4/15/10	$ 3,185,000	$ 3,156,781
7.25% 3/15/09	4,805,000	4,975,962
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,437,869
6% 3/31/16	1,240,000	1,218,868
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,816,410
4.875% 8/15/10	9,675,000	9,581,433
5.1% 6/15/15	10,995,000	10,721,148
5.45% 3/15/13	22,350,000	22,484,413
7.75% 1/20/11	1,100,000	1,195,096
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,391,942
UDR, Inc. 5.5% 4/1/14	4,750,000	4,722,331
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,529,415
Washington (REIT) 5.95% 6/15/11	5,375,000	5,481,758
		143,470,786
Real Estate Management & Development - 0.4%
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,537,515
Realogy Corp.:
6.15% 10/15/11 (a)	3,850,000	3,936,625
6.5% 10/15/16 (a)	12,535,000	12,817,038
		21,291,178
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp. 6.25% 5/15/16	1,730,000	1,743,882
Independence Community Bank Corp.:
3.75% 4/1/14 (d)	2,870,000	2,783,843
4.9% 9/23/10	13,255,000	13,101,507
Residential Capital Corp.:
6.375% 6/30/10	6,610,000	6,608,222
7.19% 4/17/09 (a)(d)	6,840,000	6,805,800
The PMI Group, Inc. 6% 9/15/16	5,285,000	5,399,378
Washington Mutual, Inc. 4.625% 4/1/14	9,830,000	9,195,061
		45,637,693
TOTAL FINANCIALS		630,340,410
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	$ 1,900,000	$ 1,805,000
7.45% 5/1/34 (a)	7,300,000	6,862,000
		8,667,000
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	385,077	388,927
6.978% 10/1/12	927,425	952,929
7.024% 4/15/11	2,545,000	2,633,286
7.858% 4/1/13	11,500,000	12,514,300
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,305,703
6.545% 8/2/20	1,363,782	1,427,607
6.648% 3/15/19	3,232,719	3,353,946
7.056% 3/15/11	2,000,000	2,062,500
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	2,262,234	2,330,101
8.36% 7/20/20	10,234,387	11,372,963
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,953,612	1,965,724
6.201% 3/1/10	840,498	846,802
6.602% 9/1/13	2,672,581	2,709,329
		45,864,117
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	6,056,740
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (d)	6,701,000	6,228,961
TOTAL INDUSTRIALS		66,816,818
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.2%
The Western Union Co. 5.4% 11/17/11	9,255,000	9,269,373
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 4,470,000	$ 4,503,471
6.375% 8/3/15	3,870,000	3,953,488
		8,456,959
TOTAL INFORMATION TECHNOLOGY		17,726,332
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,717,482
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	2,620,000	2,755,988
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,883,100
		6,639,088
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,925,640
TOTAL MATERIALS		15,282,210
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	2,280,000	2,430,687
BellSouth Capital Funding Corp. 7.875% 2/15/30	20,642,000	24,156,507
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,224,862
Embarq Corp. 7.082% 6/1/16	7,535,000	7,682,272
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,347,070
Sprint Capital Corp. 6.875% 11/15/28	15,860,000	15,794,768
Telecom Italia Capital SA 5.25% 10/1/15	23,315,000	22,120,013
Telefonica Emisiones SAU 7.045% 6/20/36	2,670,000	2,851,261
		83,607,440
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. 5.95% 3/15/14	4,119,000	4,016,025
Sprint Nextel Corp. 6% 12/1/16	2,416,000	2,377,600
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 3,935,000	$ 3,827,799
5.625% 2/27/17	15,532,000	15,397,539
		25,618,963
TOTAL TELECOMMUNICATION SERVICES		109,226,403
UTILITIES - 2.9%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,885,933
Commonwealth Edison Co. 5.4% 12/15/11	6,920,000	6,754,584
Exelon Corp. 4.9% 6/15/15	14,900,000	13,922,873
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,242,071
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,992,768
Niagara Mohawk Power Corp. 8.875% 5/15/07	465,000	466,704
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	8,022,407
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	3,085,098
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,068,436
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	3,750,000	3,685,875
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,438,453
TXU Energy Co. LLC:
5.8549% 9/16/08 (a)(d)	8,800,000	8,799,287
7% 3/15/13	5,930,000	6,162,693
		71,527,182
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	1,905,000	1,799,196
5.4% 7/15/14	1,450,000	1,416,607
5.45% 9/15/20	4,545,000	4,272,427
5.93% 11/23/09 (d)	4,850,000	4,854,840
6.15% 3/1/13	3,565,000	3,670,884
7.875% 11/15/10	1,705,000	1,847,937
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,734,981
		20,596,872
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,275,898
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,391,989
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC 6.2% 5/15/16	$ 4,520,000	$ 4,620,575
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,337,964
		22,626,426
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,618,585
6.3% 9/30/66 (d)	11,838,000	12,060,010
7.5% 6/30/66 (d)	7,960,000	8,562,492
National Grid PLC 6.3% 8/1/16	12,875,000	13,445,466
		38,686,553
TOTAL UTILITIES		153,437,033
TOTAL NONCONVERTIBLE BONDS (Cost $1,195,865,265)		1,201,012,163
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 0.2%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,339,359
7.63% 8/1/14	825,000	825,964
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,165,323
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)	246,994,981	244,563,207
2.375% 1/15/17	102,169,534	103,659,092
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		348,222,299
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bond stripped principal 2/15/15	43,595,000	30,362,304
U.S. Treasury Notes:
4.25% 8/15/14	16,010,000	15,650,399
4.625% 10/31/11 (b)	67,040,000	67,281,143
4.625% 2/29/12 (b)	174,838,000	175,499,731
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 3/31/11	$ 500,000	$ 503,789
5.125% 5/15/16	59,995,000	62,031,530
stripped principal:
8/15/10	100,935,000	86,765,947
2/15/10	8,000,000	7,033,088
TOTAL U.S. TREASURY OBLIGATIONS		445,127,931
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $796,497,900)		802,515,553
U.S. Government Agency - Mortgage Securities - 29.5%

Fannie Mae - 24.8%
3.755% 10/1/33 (d)	376,309	372,036
3.786% 6/1/34 (d)	1,881,275	1,848,915
3.803% 6/1/33 (d)	317,755	317,273
3.842% 5/1/34 (d)	13,880,085	13,659,912
3.945% 5/1/33 (d)	121,628	120,852
4% 6/1/18 to 9/1/19	44,312,199	41,941,710
4% 10/1/18 (d)	281,589	279,206
4.065% 4/1/33 (d)	123,065	122,699
4.084% 2/1/35 (d)	202,064	201,857
4.097% 1/1/35 (d)	645,730	646,008
4.177% 1/1/35 (d)	829,299	816,747
4.208% 1/1/34 (d)	1,643,388	1,630,331
4.25% 2/1/35 (d)	416,237	410,322
4.258% 1/1/34 (d)	1,194,483	1,185,982
4.28% 8/1/33 (d)	728,406	726,999
4.283% 3/1/35 (d)	350,489	349,893
4.306% 5/1/35 (d)	443,377	443,135
4.307% 3/1/33 (d)	217,500	214,260
4.343% 4/1/35 (d)	197,816	197,080
4.347% 1/1/35 (d)	448,257	442,836
4.364% 2/1/34 (d)	843,986	839,210
4.394% 10/1/34 (d)	2,245,043	2,225,131
4.401% 2/1/35 (d)	636,167	628,310
4.413% 5/1/35 (d)	354,826	354,733
4.418% 5/1/35 (d)	1,109,267	1,109,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.429% 3/1/35 (d)	$ 593,348	$ 586,293
4.448% 8/1/34 (d)	1,162,121	1,156,339
4.484% 3/1/35 (d)	1,285,414	1,271,856
4.486% 2/1/35 (d)	311,028	310,996
4.5% 5/1/18 to 8/1/35	90,912,180	87,416,629
4.5% 4/1/22 (b)	6,000,000	5,810,112
4.5% 4/1/22 (b)	17,000,000	16,461,984
4.503% 2/1/35 (d)	228,738	230,100
4.506% 2/1/35 (d)	2,235,551	2,245,893
4.51% 3/1/35 (d)	1,270,212	1,257,582
4.517% 2/1/35 (d)	6,416,629	6,392,428
4.522% 1/1/35 (d)	476,642	476,146
4.525% 7/1/35 (d)	1,310,262	1,306,633
4.53% 7/1/34 (d)	2,364,823	2,350,375
4.568% 7/1/35 (d)	1,778,747	1,778,958
4.577% 2/1/35 (d)	1,141,709	1,132,070
4.578% 2/1/35 (d)	4,028,972	3,995,042
4.583% 11/1/34 (d)	1,147,832	1,140,184
4.649% 3/1/35 (d)	2,767,500	2,776,095
4.663% 11/1/34 (d)	1,387,081	1,380,385
4.726% 7/1/34 (d)	1,113,596	1,110,860
4.726% 7/1/35 (d)	3,993,744	3,932,434
4.74% 12/1/34 (d)	941,901	937,735
4.773% 12/1/34 (d)	356,080	354,573
4.787% 8/1/35 (d)	9,554,636	9,493,309
4.805% 6/1/35 (d)	1,918,245	1,917,430
4.822% 9/1/35 (d)	8,688,750	8,639,298
4.86% 10/1/34 (d)	4,711,316	4,703,357
5% 2/1/18 to 6/1/34	49,426,347	48,736,445
5% 4/1/37 (b)	90,000,000	86,980,410
5% 4/1/37 (b)	40,000,000	38,657,960
5% 4/1/37 (b)	67,000,000	64,752,083
5% 4/1/37 (b)	57,000,000	55,087,593
5% 4/1/37 (b)	43,000,000	41,542,033
5.064% 5/1/35 (d)	2,160,854	2,167,203
5.071% 9/1/34 (d)	3,518,665	3,525,384
5.087% 9/1/34 (d)	396,302	397,161
5.106% 3/1/35 (d)	15,517,886	15,525,327
5.12% 1/1/36 (d)	13,711,270	13,716,446
5.158% 5/1/35 (d)	4,601,192	4,607,530
5.176% 3/1/35 (d)	225,299	225,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.179% 6/1/35 (d)	$ 1,573,763	$ 1,581,134
5.2% 5/1/35 (d)	4,496,017	4,505,618
5.283% 9/1/36 (d)	10,354,536	10,352,419
5.317% 12/1/34 (d)	572,743	575,362
5.452% 4/1/36 (d)	1,730,915	1,742,818
5.487% 2/1/36 (d)	8,714,473	8,780,019
5.5% 2/1/11 to 10/1/34	58,764,079	58,609,410
5.5% 4/1/37 (b)	65,000,000	64,314,257
5.5% 4/1/37 (b)	38,000,000	37,599,104
5.5% 4/1/37 (b)	56,000,000	55,409,206
5.5% 4/1/37 (b)	43,000,000	42,546,354
5.5% 4/1/37 (b)	87,000,000	86,082,159
5.591% 2/1/36 (d)	9,244,668	9,315,440
5.726% 3/1/36 (d)	6,524,504	6,596,127
5.803% 2/1/36 (d)	1,518,191	1,534,280
5.856% 1/1/36 (d)	1,792,147	1,808,953
6% 3/1/18 to 1/1/34	24,199,227	24,518,020
6% 4/1/22 (b)	17,000,000	17,281,013
6% 4/1/22 (b)	4,000,000	4,066,121
6% 4/1/37 (b)	30,000,000	30,222,240
6% 4/1/37 (b)	25,000,000	25,185,200
6.5% 2/1/12 to 5/1/34	66,275,815	68,230,512
6.5% 4/1/37 (b)	77,000,000	78,546,175
6.5% 4/1/37 (b)	18,000,000	18,361,444
7% 3/1/08 to 2/1/33	13,116,638	13,566,380
7.5% 10/1/09 to 11/1/31	4,865,620	5,062,009
8% 6/1/10 to 6/1/29	2,696	2,780
11.5% 11/1/15	24,204	25,895
TOTAL FANNIE MAE		1,293,991,574
Freddie Mac - 2.3%
3.915% 6/1/34 (d)	3,994,632	3,922,731
4% 7/1/18 to 9/1/20	8,726,290	8,247,345
4.091% 1/1/35 (d)	491,319	490,065
4.28% 5/1/35 (d)	776,333	771,377
4.281% 3/1/35 (d)	465,328	463,197
4.297% 12/1/34 (d)	593,685	584,394
4.341% 3/1/35 (d)	894,232	880,216
4.381% 2/1/35 (d)	1,096,554	1,080,020
4.423% 6/1/35 (d)	750,903	746,352
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.424% 2/1/34 (d)	$ 470,376	$ 466,674
4.429% 3/1/35 (d)	582,583	573,590
4.455% 3/1/35 (d)	588,565	580,374
4.476% 3/1/35 (d)	1,591,445	1,568,198
4.5% 5/1/19	1,386,949	1,345,330
4.545% 2/1/35 (d)	975,020	962,663
4.834% 9/1/35 (d)	14,299,610	14,182,860
4.991% 4/1/35 (d)	2,577,010	2,580,451
5% 11/1/33	559,491	542,205
5.121% 4/1/35 (d)	2,741,288	2,735,804
5.216% 2/1/36 (d)	31,968,855	31,977,247
5.568% 1/1/36 (d)	1,799,478	1,809,238
5.799% 11/1/36 (d)	14,885,995	14,986,200
6% 10/1/23 to 5/1/33	6,477,070	6,574,894
6.604% 7/1/36 (d)	16,595,942	16,792,363
7.5% 11/1/16 to 6/1/32	2,376,359	2,475,268
8% 7/1/25 to 10/1/27	77,275	80,880
8.5% 2/1/19 to 8/1/22	10,497	11,326
12% 11/1/19	14,341	16,027
TOTAL FREDDIE MAC		117,447,289
Government National Mortgage Association - 2.4%
3.75% 1/20/34 (d)	3,593,393	3,569,977
6% 6/15/08 to 9/15/10	1,169,066	1,190,562
6.5% 12/15/07 to 12/15/32	11,403,137	11,719,268
6.5% 4/1/37 (b)	74,545,000	76,437,899
7% 6/15/24 to 12/20/36	27,826,211	28,903,552
7.5% 3/15/22 to 8/15/28	2,842,685	2,995,613
8% 4/15/24 to 12/15/25	152,031	161,597
8.5% 8/15/29 to 11/15/31	433,762	468,942
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		125,447,410
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,540,509,926)		1,536,886,273
Asset-Backed Securities - 2.5%
	Principal Amount	Value
ACE Securities Corp. Series 2004-OP1 Class M1, 5.84% 4/25/34 (d)	$ 2,312,104	$ 2,312,095
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0691% 9/9/30 (a)(d)	844,637	857,307
Argent Securities, Inc. Series 2003-W3 Class M2, 7.12% 9/25/33 (d)	5,400,000	5,449,130
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (d)	4,147,143	4,149,612
Series 2004-HE2 Class M1, 5.87% 4/25/34 (d)	3,320,000	3,327,294
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	1,073,156	1,071,474
Series 2006-SN1A Class D, 6.15% 4/20/11 (a)	1,340,000	1,359,137
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	1,309,916	1,296,635
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,072,490
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	3,223,423	2,868,847
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	829,040	829,083
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (a)	2,144,999	2,142,317
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,819,028
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,678,918
Class C, 5.074% 6/15/35 (a)	2,457,000	2,440,958
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	9,235,000	9,311,031
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (a)	2,860,000	2,884,859
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.75% 1/25/35 (d)	900,000	901,103
Class M2, 5.78% 1/25/35 (d)	1,300,000	1,301,006
Class M3, 5.81% 1/25/35 (d)	700,000	701,473
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	3,659,460	3,641,449
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (d)	1,475,677	1,476,636
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	122,172	122,216
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	722,657	721,739
Class M2, 5.81% 1/20/35 (d)	541,993	540,623
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	$ 13,430,000	$ 13,481,681
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	5,900,000	5,423,633
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.07% 7/25/33 (d)	5,210,215	5,221,976
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4% 12/27/32 (d)	1,010,000	1,011,364
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	1,307,362	1,310,775
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	815,000	815,444
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	5,150,000	1,944,434
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	2,300,000	393,051
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	859,543	856,000
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	894,449	877,751
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (d)	2,395,000	2,395,560
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	985,000	987,823
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	172,951	173,614
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	3,540,000	3,571,204
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.4% 10/25/37 (d)	17,300,430	17,297,316
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	3,095,411	3,095,411
TOTAL ASSET-BACKED SECURITIES (Cost $129,990,498)		130,133,497
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.8%
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7811% 11/25/34 (d)	3,218,296	3,196,707
Series 2005-E Class 2A7, 4.6084% 6/25/35 (d)	3,890,000	3,854,722
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (d)(f)	40,179,653	5,054,600
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0924% 8/25/35 (d)	4,070,229	4,101,427
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (d)	$ 4,224,314	$ 4,234,466
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (d)	612,983	614,433
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	1,504,138	1,506,593
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.299% 11/19/35 (d)	7,968,416	7,947,851
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6% 12/20/54 (d)	7,000,000	7,000,686
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(d)	3,100,000	3,099,876
Series 2006-2 Class C1, 5.83% 12/20/54 (d)	8,395,000	8,386,801
Series 2007-1:
Class 2B1, 5.47% 12/20/54 (d)	2,840,000	2,832,900
Class 2C1, 5.78% 12/20/54 (d)	1,575,000	1,573,585
Class 2M1, 5.6% 12/20/54 (d)	3,420,000	3,420,935
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8577% 4/25/35 (d)	3,362,548	3,342,965
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	559,857	558,370
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (d)	1,987,052	1,994,695
Series 2004-E Class A2B, 5.6738% 11/25/29 (d)	1,387,439	1,390,401
Series 2004-G Class A2, 5.67% 11/25/29 (d)	861,900	862,302
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	1,109,356	1,110,723
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	11,016,107	35,361
Series 2003-G Class XA1, 1% 1/25/29 (f)	9,385,162	48,883
Series 2003-H Class XA1, 1% 1/25/29 (f)	7,585,777	44,439
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	8,450,000	8,486,731
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	4,729,665	4,740,789
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	1,656,706	1,681,556
Class B4, 6.97% 6/10/35 (a)(d)	1,479,866	1,509,464
Class B5, 7.57% 6/10/35 (a)(d)	1,005,192	1,025,296
Class B6, 8.07% 6/10/35 (a)(d)	604,977	620,101
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	14,391,085	14,386,588
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 1,459,541	$ 1,477,946
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,179,915	1,138,111
Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,630,000	4,651,842
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	9,508,526	31,555
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	3,080,813	3,088,846
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	1,888,929	1,888,924
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (d)	4,511,548	4,527,979
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	5,503,000	3,159,272
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (d)	2,992,816	2,995,005
Class A4, 5.59% 10/25/35 (d)	8,030,939	8,023,225
WaMu Mortgage pass thru certificates Series 2005-AR14 Class 1A1, 5.0664% 12/25/35 (d)	11,356,119	11,260,014
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	420,008	433,007
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1102% 6/25/35 (d)	6,110,587	6,039,201
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	11,379,825	11,233,225
Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (d)	9,805,000	9,766,892
Class 3A1, 5.2464% 4/25/36 (d)	29,529,536	29,382,854
TOTAL PRIVATE SPONSOR		197,762,144
U.S. Government Agency - 9.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,577,626
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,698,475
Series 2006-45 Class OP, 6/25/36 (g)	4,038,053	3,095,675
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	28,384,197
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	13,986,169
Class PB, 5.5% 9/25/33	20,000,000	19,980,242
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (d)	13,525,774	13,543,057
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	$ 285,928	$ 286,103
Series 2002-64 Class PC, 5.5% 12/25/26	164,073	163,605
Series 2003-81 Class MX, 3.5% 3/25/24	19,016,220	18,697,811
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,830,416
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,993,512
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,969,142
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,078,276
Series 2004-3 Class BA, 4% 7/25/17	415,751	402,790
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,900,701
Series 2004-86 Class KC, 4.5% 5/25/19	1,786,353	1,749,499
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,200,036
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	4,069,364	2,939,169
Series 2498 Class PD, 5.5% 2/15/16	1,057,447	1,056,105
Series 2543 Class PM, 5.5% 8/15/18	1,767,905	1,764,813
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,858,897
Series 2665 Class PB, 3.5% 6/15/23	650,870	639,575
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,272,905
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,927,262
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,842,466
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,752,342
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,386,497
Class EG, 4.5% 4/15/19	13,500,000	12,978,136
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	21,300,140
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,296,040
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,357,532
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,957,098
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,694,654
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,481,664
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,335,402
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,550,152
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,720,331
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,114,516
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,283,886
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3079 Class MB, 5% 10/15/28	$ 9,682,692	$ 9,584,641
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,646,922
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,489,600
sequential payer:
Series 2750 Class ZT, 5% 2/15/34	4,268,701	3,926,076
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,785,383
Series 2729 Class CN, 4% 12/15/20	15,233,890	14,745,552
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	33,165,965
TOTAL U.S. GOVERNMENT AGENCY		472,391,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $664,219,937)		670,153,197
Commercial Mortgage Securities - 10.0%

Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	85,630	85,873
Series 1997-D5 Class PS1, 1.6616% 2/14/43 (d)(f)	50,523,842	1,614,105
Banc of America Commercial Mortgage Trust Series 2006-5:
Class A1, 5.185% 7/10/11	2,677,370	2,681,205
Class A2, 5.317% 10/10/11	16,170,000	16,271,758
Class A3, 5.39% 2/10/14	3,670,000	3,691,824
Class XP, 0.832% 9/10/47 (f)	85,675,000	2,629,477
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	969,453
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	6,982,945
Series 2005-3 Series A3B, 5.09% 7/10/43 (d)	10,415,000	10,360,706
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(d)	355,992	356,317
Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	3,613,401	3,603,059
Class B, 6.28% 7/14/11 (a)(d)	1,801,889	1,794,281
Class C, 6.43% 7/14/11 (a)(d)	3,608,589	3,594,260
Class D, 7.06% 7/14/11 (a)(d)	2,097,282	2,097,448
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9% 8/25/33 (a)(d)	$ 2,135,844	$ 2,136,285
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	2,762,653	2,770,423
Series 2004-3:
Class A2, 5.74% 1/25/35 (a)(d)	433,913	434,998
Class M1, 5.82% 1/25/35 (a)(d)	479,975	481,025
Class M2, 6.32% 1/25/35 (a)(d)	300,402	301,528
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (d)	7,271,199	7,222,607
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-PWR2 Class A3, 4.834% 5/11/39	10,901,304	10,822,696
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,388,662
Class D, 4.986% 5/14/16 (a)	875,000	873,545
Class E, 5.064% 5/14/16 (a)	2,705,000	2,704,740
Class F, 5.182% 5/14/16 (a)	650,000	651,478
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,626,476
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,802,591
Class F, 7.734% 1/15/32	920,000	976,740
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	2,080,000	2,170,789
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (a)(d)	34,286	34,357
Commercial Mortgage pass thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	20,192,426
Communication Mortgage Trust Series 2006-C8 Class A3, 5.31% 12/10/46	36,125,000	36,127,702
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,959,174
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	543,653	549,155
Series 2003-C4 Class A3, 4.7% 8/15/36 (d)	320,000	315,660
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,743,069
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,174,269
Series 1999-C1 Class E, 7.8848% 9/15/41 (d)	5,030,000	5,366,946
Series 2003-C3 Class ASP, 1.7654% 5/15/38 (a)(d)(f)	59,494,525	2,254,890
Series 2004-C1 Class ASP, 0.8774% 1/15/37 (a)(d)(f)	35,750,391	954,671
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2006-C1 Class A3, 5.555% 2/15/39 (d)	$ 58,616,000	$ 59,689,447
Series 2006-OMA:
Class H, 5.805% 5/15/23 (a)(d)	950,000	931,538
Class J, 5.805% 5/15/23 (a)(d)	1,605,000	1,546,184
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,373,808
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	1,865,000	1,969,679
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,923,763
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer:
Series 2002-26 Class C, 5.9947% 2/16/24 (d)	4,701,135	4,768,015
Series 2002-35 Class C, 5.8867% 10/16/23 (d)	371,655	376,669
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	6,327,267	6,193,913
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 1997-C2 Class A3, 6.566% 4/15/29	185,939	186,279
Series 2004-C3 Class X2, 0.6944% 12/10/41 (d)(f)	6,157,197	129,108
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,966,831
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	6,715,000	6,726,696
Series 2003-C1 Class XP, 2.0341% 7/5/35 (a)(d)(f)	30,116,124	1,324,640
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,557,829
GS Mortgage Securities Corp. II:
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,118,621
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,835,000	6,154,723
Series 1998-GLII Class E, 6.9707% 4/13/31 (d)	4,103,000	4,175,071
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	10,200,000	10,326,799
GS Mortgage Securities Trust Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	9,985,932
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	3,200,000	3,393,250
J.P. Morgan Commercial Mortgage Finance Corp. sequential payer Series 1998-C6 Class A3, 6.613% 1/15/30	3,673,388	3,683,496
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	$ 3,740,000	$ 3,680,371
Series 2006-CB14 Class A3B, 5.4863% 12/12/44 (d)	2,375,000	2,408,319
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	9,307,000	9,167,688
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	805,358
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,981,691
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	5,509,413	5,602,714
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	978,830
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,191,949
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,725,082
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,100,222
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,801,279
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,526,384
Morgan Stanley Capital I Trust:
Series 2006-T23:
Class A1, 5.682% 8/12/41	2,627,740	2,667,485
Class A3, 5.8069% 8/12/41 (d)	2,485,000	2,568,108
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	8,435,000	8,506,471
Morgan Stanley Capital I, Inc.:
sequential payer Series 1999-WF1 Class A2, 6.21% 11/15/31	1,316,395	1,328,858
Series 1999-RM1 Class E, 6.9984% 12/15/31 (d)	824,000	847,860
Series 2006-HQ8 Class A3, 5.4409% 3/12/16 (d)	5,075,000	5,130,305
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3952% 3/12/35 (a)(d)(f)	29,978,822	1,347,857
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,258,486
Thirteen Affiliates of General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	12,680,000	12,771,752
Series 1:
Class D2, 6.992% 11/15/07 (a)	13,890,000	14,001,980
Class E2, 7.224% 11/15/07 (a)	8,260,000	8,294,315
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	4,300,000	4,579,753
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA: - continued
Class E3, 7.253% 3/15/13 (a)	$ 3,100,716	$ 3,144,064
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C24 Class A2, 5.506% 3/15/45	18,670,000	18,884,828
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,804,638
Series 2006-C25 Class AM, 5.7767% 5/15/43 (d)	14,540,000	14,970,496
Series 2006-C29 Class A3, 5.319% 11/15/48	7,500,000	7,499,798
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $519,062,040)		518,848,845
Municipal Securities - 0.2%

California Gen. Oblig. 5% 9/1/35 (Cost $12,865,518)	12,100,000	12,720,610
Foreign Government and Government Agency Obligations - 0.4%

Israeli State:
4.625% 6/15/13	5,305,000	5,112,121
5.5% 11/9/16	9,750,000	9,763,835
United Mexican States 5.875% 1/15/14	4,090,000	4,212,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,013,250)		19,088,656
Fixed-Income Funds - 21.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $1,098,023,576)	11,036,687	1,094,177,144
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d) (Cost $7,065,000)	$ 7,065,000	7,372,841
Cash Equivalents - 5.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.4%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $294,795,000)	$ 294,927,563	$ 294,795,000
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $6,277,907,910)		6,287,703,779
NET OTHER ASSETS - (20.7)%		(1,079,073,375)
NET ASSETS - 100%		$ 5,208,630,404
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon default event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 2,800,000	(392,627)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34	Oct. 2034	1,100,000	(56,283)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	1,160,000	(66,296)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	1,026,000	(26,748)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34

	August 2034	$ 1,026,000	$ (28,281)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	(33,538)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	3,465,000	(4,885)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	(131,287)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	4,280,000	(9,606)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(184,834)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	(185,062)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 3,600,000	$ (145,791)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	5,700,000	(62,515)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(51,850)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	(6,406)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(49,528)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(13,955)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(11,490)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36

	August 2036	$ 6,700,000	$ (1,009,378)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(34,549)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	(36,322)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	3,600,000	(370,767)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	101,111	(669)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	171,716	(3,787)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	80,583	(950)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1 Class B3, 7.5% 12/25/35

	Jan. 2036	$ 2,800,000	$ (341,754)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(350,544)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,555,000	(170,845)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	3,400,000	(197,510)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	6,700,000	(1,338,175)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,200,000	(85,312)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(639,216)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36

	Sept. 2036	$ 3,600,000	$ (632,431)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(4,660)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon default event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2035	3,000,000	(213,300)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(78,604)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	2,200,000	(214,460)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	85,057
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	13,996
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11

	March 2012	$ 680,000	$ (1,895)
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	1,400,000	(29,334)
Receive quarterly notional amount multiplied by 2.05% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	2,265,000	(23,881)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	3,100,000	5,168
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	9,734,000	39,018
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	5,605,000	22,467
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)

	June 2008	$ 6,500,000	$ 28,914
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,450,000	25,123
TOTAL CREDIT DEFAULT SWAPS		159,900,410	(7,019,582)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	170,753
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	20,000,000	(174,974)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	98,500,000	951,865
Receive semi-annually a fixed rate equal to 4.9625% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	150,000,000	1,579,350
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	100,000,000	1,526,190
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	150,085,000	1,120,730
TOTAL INTEREST RATE SWAPS		610,690,000	5,173,914
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	$ 100,000,000	$ (538,041)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	6,006,000	(32,090)
TOTAL TOTAL RETURN SWAPS		106,006,000	(570,131)
		$ 876,596,410	$ (2,415,799)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $294,222,093 or 5.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,084,586.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$294,795,000 due 4/2/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 16,467,072
BNP Paribas Securities Corp.	16,467,072
Banc of America Securities LLC	60,301,224
Bank of America, NA	16,467,072
Barclays Capital, Inc.	74,101,825
Bear Stearns & Co., Inc.	4,116,768
Citigroup Global Markets, Inc.	4,116,768
Countrywide Securities Corp.	41,167,680
UBS Securities LLC	52,532,629
WestLB AG	9,056,890
$ 294,795,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 28,257,342

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 972,989,715	$ 125,012,567	$ -	$ 1,094,177,144	8.3%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $294,795,000) - See accompanying schedule: Unaffiliated issuers (cost $5,179,884,334)	$ 5,193,526,635
Fidelity Central Funds (cost $1,098,023,576)	1,094,177,144
Total Investments (cost $6,277,907,910)		$ 6,287,703,779
Cash		376,862
Receivable for investments sold		1,515,807
Receivable for swap agreements		159,945
Interest receivable		33,768,014
Distributions receivable from Fidelity Central Funds		5,238,146
Total assets		6,328,762,553

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,094,884,830
Distributions payable	22,804,896
Swap agreements, at value	2,415,799
Other payables and accrued expenses	26,624
Total liabilities		1,120,132,149

Net Assets		$ 5,208,630,404
Net Assets consist of:
Paid in capital		$ 5,201,250,334
Net unrealized appreciation (depreciation) on investments		7,380,070
Net Assets, for 52,727,190 shares outstanding		$ 5,208,630,404
Net Asset Value, offering price and redemption price per share ($5,208,630,404 ÷ 52,727,190 shares)		$ 98.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007

Investment Income
Dividends		$ 224,166
Interest		106,442,972
Income from Fidelity Central Funds		28,257,342
Total income		134,924,480

Expenses
Custodian fees and expenses	$ 72,391
Independent directors' compensation	8,288
Total expenses before reductions	80,679
Expense reductions	(17,372)	63,307
Net investment income		134,861,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,480,038
Swap agreements	(1,665,171)
Capital gain distributions from Fidelity Central Funds	136,917
Total net realized gain (loss)		20,951,784
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,396,183)
Swap agreements	(4,727,445)
Total change in net unrealized appreciation (depreciation)		(8,123,628)
Net gain (loss)		12,828,156
Net increase (decrease) in net assets resulting from operations		$ 147,689,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 134,861,173	$ 218,329,059
Net realized gain (loss)	20,951,784	(22,427,335)
Change in net unrealized appreciation (depreciation)	(8,123,628)	25,798,416
Net increase (decrease) in net assets resulting from operations	147,689,329	221,700,140
Distributions to partners from net investment income	(132,347,397)	(195,967,179)
Affiliated share transactions Proceeds from sales of shares	182,835,313	1,806,986,662
Cost of shares redeemed	(59,878,373)	-
Net increase (decrease) in net assets resulting from share transactions	122,956,940	1,806,986,662
Total increase (decrease) in net assets	138,298,872	1,832,719,623

Net Assets
Beginning of period	5,070,331,532	3,237,611,909
End of period	$ 5,208,630,404	$ 5,070,331,532
Other Information Shares
Sold	1,865,160	18,690,167
Redeemed	(608,211)	-
Net increase (decrease)	1,256,949	18,690,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Year ended September 30,	Period ended September 30,
	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	2.581	5.116	3.761
Net realized and unrealized gain (loss)	.222	(.783) H	(1.387)
Total from investment operations	2.803	4.333	2.374
Distributions to partners from net investment income	(2.533)	(4.593)	(3.604)
Net asset value, end of period	$ 98.78	$ 98.51	$ 98.77
Total Return B, C	2.87%	4.54%	2.40%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	.01%	.01% A
Expenses net of fee waivers, if any	-% A, G	.01%	.01% A
Expenses net of all reductions	-% A, G	.01%	.01% A
Net investment income	5.24% A	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,208,630	$ 5,070,332	$ 3,237,612
Portfolio turnover rate F	220% A	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period December 17, 2004 (commencement of operations) to September 30, 2005.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007

1. Organization.

Fidelity Tactical Income Central Fund (formerly Fidelity Tactical Income Central Investment Portfolio) (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, financing transactions and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 49,498,739
Unrealized depreciation	(35,880,872)
Net unrealized appreciation (depreciation)	$ 13,617,867
Cost for federal income tax purposes	$ 6,274,085,912

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $846,263,540 and $505,885,277, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $18,860.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,288. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,084.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of March 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2007, and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, for the year ended September 30, 2006, and for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2007, and for the year ended September 30, 2006, and the financial highlights for the six months ended March 31, 2007, for the year ended September 30, 2006, and for the period December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 22, 2007

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007